UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

AB VARIABLE PRODUCTS SERIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

Alliance Bernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2022

Date of reporting period: June 30, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

JUN    06.30.22

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	BALANCED HEDGED ALLOCATION PORTFOLIO

   (formerly, Balanced Wealth Strategy Portfolio)

As of May 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Portfolio’s shareholder reports from the insurance company that offers your contract unless you specifically requested paper copies from the insurance company or from your financial intermediary. Instead of delivering paper copies of the reports, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

BALANCED HEDGED ALLOCATION PORTFOLIO

EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$840.80	$2.65	0.58%	$3.29	0.72%
Hypothetical (5% annual return before expenses)	$1,000	$1,021.92	$2.91	0.58%	$3.61	0.72%

Class B
Actual	$1,000	$839.40	$3.79	0.83%	$4.42	0.97%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.68	$4.16	0.83%	$4.86	0.97%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

+	In connection with the Portfolio’s investments in affiliated/unaffiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Portfolio’s total expenses are equal to the classes’ annualized expense ratio plus the Portfolio’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

BALANCED HEDGED ALLOCATION PORTFOLIO
TEN LARGEST HOLDINGS[1]

June 30, 2022 (unaudited)	AB Variable Products Series Fund

SECURITY	U.S. $ VALUE	PERCENT OF NET ASSETS
iShares Core S&P 500 ETF	$54,626,795	27.9%
iShares Core U.S. Aggregate Bond ETF	30,361,648	15.5
Vanguard Total Bond Market ETF	30,314,728	15.5
iShares Core MSCI EAFE ETF	21,303,700	10.9
iShares Core MSCI Emerging Markets ETF	12,019,700	6.1
S&P 500 Index	11,972,690	6.1
Vanguard Mid-Cap ETF	5,554,554	2.8
U.S. Treasury Inflation Index	4,839,012	2.5
Vanguard Real Estate ETF	4,464,390	2.3
Vanguard Small-Cap ETF	3,962,475	2.0

	$179,419,692	91.6%

SECURITY TYPE BREAKDOWN2

June 30, 2022 (unaudited)

SECURITY TYPE	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Investment Companies	$162,607,990	84.3%
Options Purchased—Puts	9,606,050	5.1
Inflation-Linked Securities	4,839,012	2.5
Options Purchased—Calls	2,366,640	1.2
Corporates—Investment Grade	199,488	0.1
Common Stocks	288	0.0
Short-Term Investments	13,176,442	6.8

Total Investments	$192,795,910	100.0%

1	Long-term investments. Table shown includes investments of Underlying Portfolios.

2	The Portfolio’s security type breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). Table shown includes investments of Underlying Portfolios.

2

BALANCED HEDGED ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2022 (unaudited)	AB Variable Products Series Fund

Company	Shares		U.S. $ Value

INVESTMENT COMPANIES–83.2%
FUNDS AND INVESTMENT TRUSTS–83.2%(a)
iShares Core MSCI EAFE ETF		362,000	$21,303,700
iShares Core MSCI Emerging Markets ETF		245,000	12,019,700
iShares Core S&P 500 ETF		144,077	54,626,795
iShares Core U.S. Aggregate Bond ETF		298,600	30,361,648
Vanguard Mid-Cap ETF(b)		28,200	5,554,554
Vanguard Real Estate ETF(b)		49,000	4,464,390
Vanguard Small-Cap ETF(b)		22,500	3,962,475
Vanguard Total Bond Market ETF		402,800	30,314,728

Total Investment Companies (cost $174,678,918)			162,607,990

	Notional Amount
OPTIONS PURCHASED–PUTS–4.9%
OPTIONS ON EQUITY INDICES–4.9%
S&P 500 Index Expiration: Dec 2023; Contracts: 10; Exercise Price: USD 4,100.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	4,100,000	518,500
S&P 500 Index Expiration: Dec 2023; Contracts: 30; Exercise Price: USD 4,400.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	13,200,000	2,049,600
S&P 500 Index Expiration: Dec 2023; Contracts: 30; Exercise Price: USD 4,600.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	13,800,000	2,446,050
	Notional Amount		U.S. $ Value

S&P 500 Index Expiration: Dec 2023; Contracts: 60; Exercise Price: USD 4,500.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	27,000,000	4,485,900
S&P 500 Index Expiration: Dec 2024; Contracts: 2; Exercise Price: USD 4,000.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	800,000	106,000

Total Options Purchased–Puts (premiums paid $7,268,786)			9,606,050

	Principal Amount (000)
INFLATION-LINKED SECURITIES–2.5%
UNITED STATES–2.5%
U.S. Treasury Inflation Index 0.125%, 01/15/2032 (TIPS) (cost $5,113,798)	$	5,082	4,839,012

	Notional Amount
OPTIONS PURCHASED–CALLS–1.2%
OPTIONS ON EQUITY INDICES–1.2%
S&P 500 Index Expiration: Dec 2023; Contracts: 10; Exercise Price: USD 4,100.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	4,100,000	316,400
S&P 500 Index Expiration: Dec 2023; Contracts: 30; Exercise Price: USD 4,400.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	13,200,000	586,050

3

BALANCED HEDGED ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

	Notional Amount		U.S. $ Value

S&P 500 Index Expiration: Dec 2023; Contracts: 30; Exercise Price: USD 4,600.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	13,800,000	$407,100
S&P 500 Index Expiration: Dec 2023; Contracts: 60; Exercise Price: USD 4,500.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	27,000,000	959,100
S&P 500 Index Expiration: Dec 2024; Contracts: 2; Exercise Price: USD 4,000.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	800,000	97,990

Total Options Purchased–Calls (premiums paid $4,981,150)			2,366,640

	Principal Amount (000)
CORPORATES–INVESTMENT GRADE–0.1%
INDUSTRIAL–0.1%
TRANSPORTATION–SERVICES–0.1%
Chicago Parking Meters 4.93%, 12/30/2025(d) (cost $180,646)	$	200	199,488

	Shares
COMMON STOCKS–0.0%
REAL ESTATE–0.0%
REAL ESTATE OPERATING COMPANIES–0.0%
CTP NV		25	288

ENERGY–0.0%
OIL, GAS & CONSUMABLE FUELS–0.0%
Gazprom PJSC (Sponsored ADR)(d)(e)		15,730	–0	–
Company	Shares		U.S. $ Value

LUKOIL PJSC (Sponsored ADR)(d)(e)		790	–0	–

			–0	–

MATERIALS–0.0%
METALS & MINING–0.0%
MMC Norilsk Nickel PJSC (ADR)(d)(e)		2,540	–0	–

Total Common Stocks (cost $272,190)			288

SHORT-TERM INVESTMENTS–6.7%
INVESTMENT COMPANIES–6.7%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.30%(a)(f)(g) (cost $13,176,442)		13,176,442	13,176,442

Total Investments Before Security Lending Collateral for Securities Loaned–98.6% (cost $205,671,930)			192,795,910

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–1.6%
INVESTMENT COMPANIES–1.6%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.30%(a)(f)(g) (cost $3,067,350)		3,067,350	3,067,350

TOTAL INVESTMENTS–100.2% (cost $208,739,280)			195,863,260
Other assets less liabilities–(0.2)%			(380,222)

NET ASSETS–100.0%			$195,483,038

4

AB Variable Products Series Fund

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Futures	4	September 2022	$341,600	$(36,342)
MSCI EAFE Futures	25	September 2022	2,320,750	(15,366)
MSCI Emerging Market Futures	22	September 2022	1,102,970	(5,187)
S&P 500 E-Mini Futures	112	September 2022	21,221,200	(1,377,283)
S&P Mid 400 E Mini Futures	4	September 2022	907,200	(99,404)
U.S. Long Bond (CBT) Futures	50	September 2022	6,931,250	(112,671)
U.S. T-Note 10 Yr (CBT) Futures	586	September 2022	69,459,313	(863,191)

				$(2,509,444)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	CHF	723	USD	762	07/13/2022	$4,815
Citibank, NA	USD	769	CHF	723	07/13/2022	(12,219)
Citibank, NA	KRW	1,090,551	USD	871	07/27/2022	24,766
Citibank, NA	TWD	7,542	USD	259	07/27/2022	5,239
Citibank, NA	USD	880	KRW	1,090,552	07/27/2022	(33,748)
Citibank, NA	USD	259	TWD	7,542	07/27/2022	(5,265)
HSBC Bank USA	TWD	14,640	USD	504	07/27/2022	10,515
HSBC Bank USA	USD	503	TWD	14,640	07/27/2022	(10,169)
Morgan Stanley Capital Services, Inc.	INR	59,224	USD	768	07/07/2022	17,748
Morgan Stanley Capital Services, Inc.	USD	774	INR	59,224	07/07/2022	(23,854)
Morgan Stanley Capital Services, Inc.	AUD	8,263	USD	5,923	07/21/2022	218,278
Morgan Stanley Capital Services, Inc.	USD	5,853	AUD	8,263	07/21/2022	(149,164)
Standard Chartered Bank	INR	58,707	USD	763	07/07/2022	19,971
Standard Chartered Bank	USD	760	INR	58,707	07/07/2022	(16,898)
Standard Chartered Bank	AUD	941	USD	698	07/21/2022	47,662
Standard Chartered Bank	CAD	1,004	USD	782	07/21/2022	1,784
Standard Chartered Bank	USD	667	AUD	941	07/21/2022	(17,044)
Standard Chartered Bank	USD	802	CAD	1,004	07/21/2022	(22,684)
Standard Chartered Bank	KRW	1,741,347	USD	1,403	07/27/2022	51,956
Standard Chartered Bank	USD	1,367	KRW	1,741,347	07/27/2022	(15,115)
Standard Chartered Bank	IDR	7,683,915	USD	527	07/28/2022	12,912
Standard Chartered Bank	USD	534	IDR	7,683,915	07/28/2022	(20,599)
State Street Bank & Trust Co.	SGD	54	USD	39	07/08/2022	239
State Street Bank & Trust Co.	USD	40	SGD	54	07/08/2022	(698)
State Street Bank & Trust Co.	CHF	57	USD	59	07/13/2022	(751)
State Street Bank & Trust Co.	USD	61	CHF	57	07/13/2022	(1,607)
State Street Bank & Trust Co.	JPY	10,846	USD	86	07/15/2022	5,546
State Street Bank & Trust Co.	USD	83	JPY	10,846	07/15/2022	(3,393)
State Street Bank & Trust Co.	CAD	107	USD	84	07/21/2022	1,279
State Street Bank & Trust Co.	USD	85	CAD	107	07/21/2022	(1,934)
UBS AG	CHF	721	USD	760	07/13/2022	4,805
UBS AG	USD	765	CHF	721	07/13/2022	(9,105)

						$83,268

5

BALANCED HEDGED ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Non-income producing security.

(d)	Fair valued by the Adviser.

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)	The rate shown represents the 7-day yield as of period end.

(g)	Affiliated investments.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

SGD—Singapore Dollar

TWD—New Taiwan Dollar

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

CBT—Chicago Board of Trade

EAFE—Europe, Australia, and Far East

ETF—Exchange Traded Fund

MSCI—Morgan Stanley Capital International

PJSC—Public Joint Stock Company

TIPS—Treasury Inflation Protected Security

See notes to financial statements.

6

BALANCED HEDGED ALLOCATION PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2022 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $192,495,488)	$179,619,468	(a)
Affiliated issuers (cost $16,243,792—including investment of cash collateral for securities loaned of $3,067,350)	16,243,792
Cash collateral due from broker	2,679,488
Foreign currencies, at value (cost $1,852)	1,864
Unrealized appreciation on forward currency exchange contracts	427,515
Receivable for variation margin on futures	412,092
Unaffiliated dividends and interest receivable	36,324
Affiliated dividends receivable	10,997
Receivable for capital stock sold	2,844
Receivable for investment securities sold	577

Total assets	199,434,961

LIABILITIES
Payable for collateral received on securities loaned	3,067,350
Unrealized depreciation on forward currency exchange contracts	344,247
Payable for capital stock redeemed	173,847
Advisory fee payable	72,570
Distribution fee payable	37,295
Administrative fee payable	21,446
Foreign capital gains tax payable	13,800
Directors’ fees payable	395
Transfer Agent fee payable	90
Accrued expenses	220,883

Total liabilities	3,951,923

NET ASSETS	$195,483,038

COMPOSITION OF NET ASSETS
Capital stock, at par	$20,086
Additional paid-in capital	166,592,535
Distributable earnings	28,870,417

NET ASSETS	$195,483,038

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$17,614,656	1,783,706	$9.88

B	$177,868,382	18,302,001	$9.72

(a)	Includes securities on loan with a value of $13,823,994 (see Note E).

See notes to financial statements.

7

BALANCED HEDGED ALLOCATION PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2022 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $27,399)	$1,550,582
Affiliated issuers	19,279
Interest (net of foreign taxes withheld of $143)	546,400
Securities lending income	4,680

2,120,941

EXPENSES
Advisory fee (see Note B)	569,213
Distribution fee—Class B	249,747
Transfer agency—Class A	227
Transfer agency—Class B	2,317
Custody and accounting	72,594
Audit and tax	42,890
Administrative	42,086
Legal	15,698
Printing	14,127
Directors’ fees	10,535
Miscellaneous	13,254

Total expenses	1,032,688
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(147,703)

Net expenses	884,985

Net investment income	1,235,956

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Affiliated Underlying Portfolios	(3,685,980)
Investment transactions(a)	23,492,628
Forward currency exchange contracts	2,177,028
Futures	(2,121,774)
Swaps	264,013
Foreign currency transactions	(2,604,892)
Net change in unrealized appreciation/depreciation of:
Affiliated Underlying Portfolios	(4,266,342)
Investments(b)	(50,022,205)
Forward currency exchange contracts	(408,162)
Futures	(2,535,308)
Swaps	49,082
Foreign currency denominated assets and liabilities	(5,498)

Net loss on investment and foreign currency transactions	(39,667,410)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(38,431,454)

(a)	Net of foreign realized capital gains taxes of $6,888.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $1,429.

See notes to financial statements.

8

BALANCED HEDGED ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,235,956		$3,030,763
Net realized gain on investment and foreign currency transactions	17,521,023		20,060,382
Net realized gain distributions from Underlying Portfolios	–0	–	2,321,524
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(57,188,433)		5,781,625
Contributions from Affiliates (see Note B)	–0	–	72

Net increase (decrease) in net assets from operations	(38,431,454)		31,194,366
Distributions to Shareholders
Class A	–0	–	(615,351)
Class B	–0	–	(5,621,797)
CAPITAL STOCK TRANSACTIONS
Net decrease	(11,857,626)		(22,864,424)

Total increase (decrease)	(50,289,080)		2,092,794
NET ASSETS
Beginning of period	245,772,118		243,679,324

End of period	$195,483,038		$245,772,118

See notes to financial statements.

9

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Balanced Hedged Allocation Portfolio (the “Portfolio”) (formerly known as AB Balanced Wealth Strategy Portfolio) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is to maximize total return consistent with the determination of AllianceBernstein L.P. (the “Adviser”) of reasonable risk. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers 10 separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S.

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AB Variable Products Series Fund

markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based

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BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2022:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Investment Companies	$162,607,990		$–0	–	$–0	–	$162,607,990
Options Purchased—Puts	–0	–	9,606,050		–0	–	9,606,050
Inflation—Linked Securities	–0	–	4,839,012		–0	–	4,839,012
Options Purchased—Calls	–0	–	2,366,640		–0	–	2,366,640
Corporates—Investment Grade	–0	–	199,488		–0	–	199,488
Common Stocks:
Real Estate	–0	–	288		–0	–	288
Energy	–0	–	–0	–	0	(a)	–0	–
Materials	–0	–	–0	–	0	(a)	–0	–
Short-Term Investments	13,176,442		–0	–	–0	–	13,176,442
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,067,350		–0	–	–0	–	3,067,350

Total Investments in Securities	178,851,782		17,011,478		0	(a)	195,863,260
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	–0	–	427,515		–0	–	427,515
Liabilities:
Futures	(2,509,444)		–0	–	–0	–	(2,509,444	)(c)
Forward Currency Exchange Contracts	–0	–	(344,247)		–0	–	(344,247)

Total	$176,342,338		$17,094,746		$0	(a)	$193,437,084

(a)	The Portfolio held securities with zero market value at period end.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade

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AB Variable Products Series Fund

and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .425% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. Prior to May 2, 2022, the Portfolio paid the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to .75% and 1.00% of daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2022, there was no such reimbursement.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2022, the reimbursement for such services amounted to $42,086.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $873 for the six months ended June 30, 2022.

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BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Portfolio in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2022, such waiver amounted to $3,140.

In connection with the Portfolio’s investments in other AB mutual funds, the Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fees of AB mutual funds, as paid by the Portfolio as an acquired fund fee and expense. These fee waivers and/or expense reimbursements will remain in effect until December 31, 2022. For the six months ended June 30, 2022, such waivers and/or reimbursements amounted to $144,425.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2022 is as follows:

											Distributions
Fund	Market Value 12/31/21 (000)	Purchases at Cost (000)		Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 6/30/22 (000)		Dividend Income (000)		Realized Gains (000)
Government Money Market Portfolio	$1,525	$99,966		$88,314	$–0	–	$–0	–	$13,177		$19		$–0	–
AB Discovery Growth Fund, Inc.	3,174	–0	–	2,346	(400)		(428)		–0	–	–0	–	–0	–
AB Trust—AB Discovery Value Fund	3,246	–0	–	2,923	7		(330)		–0	–	–0	–	–0	–
Bernstein Fund, Inc.: International Small Cap Portfolio	8,146	–0	–	7,073	(658)		(415)		–0	–	–0	–	–0	–
International Strategic Equities Portfolio	42,838	–0	–	37,952	(2,434)		(2,452)		–0	–	–0	–	–0	–
Small Cap Core Portfolio	3,267	–0	–	2,808	122		(581)		–0	–	–0	–	–0	–
Sanford C. Bernstein Fund, Inc.—Emerging Markets Portfolio	3,784	–0	–	3,401	(323)		(60)		–0	–	–0	–	–0	–
Government Money Market Portfolio*	214	21,189		18,336	–0	–	–0	–	3,067		0	**	–0	–

Total					$(3,686)		$(4,266)		$16,244		$19		$–0	–

*	Investments of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

During the year ended December 31, 2021, the Adviser reimbursed the Portfolio $72 for trading losses incurred due to a trade entry error.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to ..50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

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AB Variable Products Series Fund

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2022 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$221,346,108	$235,325,825
U.S. government securities	28,459,925	37,665,252

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$2,783,622
Gross unrealized depreciation	(18,085,818)

Net unrealized depreciation	$(15,302,196)

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

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BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

During the six months ended June 30, 2022, the Portfolio held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2022, the Portfolio held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Portfolio may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. The Portfolio’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

During the six months ended June 30, 2022, the Portfolio held purchased options for hedging and non-hedging purposes.

•	Swaps

The Portfolio may enter into swaps to hedge its exposure to interest rates, credit risk or currencies. The Portfolio may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that

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AB Variable Products Series Fund

obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swaps to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolio enters into a centrally cleared swap, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolio may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed

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BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended June 30, 2022, the Portfolio held interest rate swaps for hedging and non-hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended June 30, 2022, the Portfolio held inflation (CPI) swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended June 30, 2022, the Portfolio held credit default swaps for hedging and non-hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single

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AB Variable Products Series Fund

net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended June 30, 2022, the Portfolio had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts			Receivable/Payable for variation margin on futures	$975,862	*

Equity contracts			Receivable/Payable for variation margin on futures	1,533,582	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$427,515	Unrealized depreciation on forward currency exchange contracts	344,247

Equity contracts	Investments in securities, at value	11,972,690

Total		$12,400,205		$2,853,691

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives		Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$589,241		$(1,001,726)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	(2,711,015)		(1,533,582)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	2,177,028		(408,162)

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	–0	–	(277,246)

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	259,822		(42,437)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	4,191		91,519

Total		$319,267		$(3,171,634)

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BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2022:

Futures:
Average notional amount of buy contracts	$59,754,325
Average notional amount of sale contracts	$5,154,986	(a)
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$30,919,282
Average principal amount of sale contracts	$56,239,741
Purchased Options:
Average notional amount	$114,000,000	(a)
Inflation Swaps:
Average notional amount	$6,210,000	(b)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$2,620,338	(a)
Credit Default Swaps:
Average notional amount of sale contracts	$481,851	(a)
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$2,111,818	(a)

(a)	Positions were open for three months during the period.

(b)	Positions were open for four months during the period.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2022. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*		Security Collateral Received*		Net Amount of Derivative Assets
Citibank, NA	$34,820	$(34,820)	$–0	–	$–0	–	$–0	–
HSBC Bank USA	10,515	(10,169)	–0	–	–0	–	346
Morgan Stanley Capital Services, Inc.	236,026	(173,018)	–0	–	–0	–	63,008
Standard Chartered Bank	134,285	(92,340)	–0	–	–0	–	41,945
State Street Bank & Trust Co.	7,064	(7,064)	–0	–	–0	–	–0	–
UBS AG	4,805	(4,805)	–0	–	–0	–	–0	–

Total	$427,515	$(322,216)	$–0	–	$–0	–	$105,299	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivative Liabilities
Citibank, NA	$51,232	$(34,820)	$–0	–	$–0	–	$16,412
HSBC Bank USA	10,169	(10,169)	–0	–	–0	–	–0	–
Morgan Stanley Capital Services, Inc.	173,018	(173,018)	–0	–	–0	–	–0	–
Standard Chartered Bank	92,340	(92,340)	–0	–	–0	–	–0	–
State Street Bank & Trust Co.	8,383	(7,064)	–0	–	–0	–	1,319
UBS AG	9,105	(4,805)	–0	–	–0	–	4,300

Total	$344,247	$(322,216)	$–0	–	$–0	–	$22,031	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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AB Variable Products Series Fund

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. TBA and Dollar Rolls

The Portfolio may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agree-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

The Portfolio may enter into certain TBA transactions known as dollar rolls. Dollar rolls involve sales by the Portfolio of securities for delivery in the current month and the Portfolio’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. For the six months ended June 30, 2022, the Portfolio earned drop income of $12,275 which is included in interest income in the accompanying statement of operations.

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect

21

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2022 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$13,823,994	$3,067,350	$11,178,454	$4,312	$368	$138

*	As of June 30, 2022.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021
Class A
Shares sold	57,196		195,158	$621,586		$2,203,872
Shares issued in reinvestment of dividends and distributions	–0	–	53,369	–0	–	615,351
Shares redeemed	(135,330)		(388,807)	(1,475,201)		(4,445,529)

Net decrease	(78,134)		(140,280)	$(853,615)		$(1,626,306)

Class B
Shares sold	636,965		1,167,051	$6,813,827		$13,063,851
Shares issued in reinvestment of dividends and distributions	–0	–	494,442	–0	–	5,621,797
Shares redeemed	(1,670,836)		(3,578,639)	(17,817,838)		(39,923,766)

Net decrease	(1,033,871)		(1,917,146)	$(11,004,011)		$(21,238,118)

At June 30, 2022, certain shareholders of the Portfolio owned 68% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Allocation Risk—The allocation of investments among the different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities may have a more significant effect on the Portfolio’s net asset value, or NAV, when one of these investment strategies is performing more poorly than others.

ETF Risk—ETFs are investment companies and are subject to market and selection risk. When the Portfolio invests in an ETF, the Portfolio bears its share of the ETF’s expenses and runs the risk that the ETF may not achieve its investment objective.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

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AB Variable Products Series Fund

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce the Portfolio’s returns.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the end of a recent period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (“junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally, and may be more difficult to trade than other types of securities.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Portfolio to suffer a (potentially unlimited) loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Real Assets Risk—The Portfolio’s investments in securities linked to real assets involve significant risks, including financial, operating, and competitive risks. Investments in securities linked to real assets expose the Portfolio to adverse macroeconomic conditions, such as a rise in interest rates or a downturn in the economy in which the asset is located. Changes in inflation rates or in the market’s inflation expectations may adversely affect the market value of inflation-sensitive equities. The Portfolio’s investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in real estate investment trusts, or REITs, may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws. Some REITs may utilize leverage, which increases investment risk and may potentially increase the Portfolio’s losses.

LIBOR Transition and Associated Risk—A Portfolio may be exposed to debt securities, derivatives or other financial instruments that are tied to the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and LIBOR’s administrator, ICE Benchmark Administration, have since announced that most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) will no longer be published after the end of 2021 but that the most widely used U.S. dollar LIBOR settings will continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their

23

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

regulators), has begun publishing a Secured Overnight Funding Rate (referred to as SOFR), which is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Portfolio’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting a Portfolio’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The potential effects of a phase out of LIBOR on LIBOR-based investments are currently unknown.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2022.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2022 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2021 and December 31, 2020 were as follows:

	2021	2020
Distributions paid from:
Ordinary income	$2,456,552	$5,219,650
Net long-term capital gains	3,780,596	6,835,156

Total taxable distributions paid	$6,237,148	$12,054,806

As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$8,306,029
Undistributed capital gains	18,272,667
Other losses	(839	)(a)
Unrealized appreciation/(depreciation)	40,744,702	(b)

Total accumulated earnings/(deficit)	$67,322,559	(c)

(a)	As of December 31, 2021, the cumulative deferred loss on straddles was $839.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of Treasury inflation-protected securities, the amortization on callable bonds, the tax treatment of swaps, and the tax deferral of losses on wash sales.

24

AB Variable Products Series Fund

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to the accrual of foreign capital gains tax.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2021, the Portfolio did not have any capital loss carryforwards.

NOTE J: Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2020-04, “Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

25

BALANCED HEDGED ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31,
2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.75	$10.61	$10.24	$10.10	$11.86	$10.54

Income From Investment Operations
Net investment income (a)(b)	.07	.16	.13	.19	.23	.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.94)	1.29	.78	1.58	(.87)	1.48
Contributions from Affiliates	–0	–	.00	(c)	–0	–	–0	–	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	(1.87)	1.45	.91	1.77	(.64)	1.65

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.06)	(.24)	(.29)	(.23)	(.24)
Distributions from net realized gain on investment transactions	–0	–	(.25)	(.30)	(1.34)	(.89)	(.09)

Total dividends and distributions	–0	–	(.31)	(.54)	(1.63)	(1.12)	(.33)

Net asset value, end of period	$9.88	$11.75	$10.61	$10.24	$10.10	$11.86

Total Return
Total investment return based on net asset value (d)*	(15.92)%	13.73%	9.41%	18.53%	(6.17)%	15.84%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,615	$21,879	$21,252	$24,347	$23,967	$29,328
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements (e)(f)‡	.58	%^	.56%	.55%	.55%	.66%	.73%
Expenses, before waivers/ reimbursements (e)(f)‡	.71	%^	.75%	.77%	.75%	.75%	.73%
Net investment income (b)	1.36	%^	1.43%	1.38%	1.81%	2.05%	1.51%
Portfolio turnover rate**	122%	63%	66%	63%	150%	108%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.14	%^	.20%	.22%	.22%	.11%	.00%

See footnote summary on page 28.

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AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31,
2021	2020	2019	2018	2017
Net asset value, beginning of period	$11.58	$10.47	$10.10	$9.98	$11.73	$10.42

Income From Investment Operations
Net investment income (a)(b)	.06	.13	.11	.16	.20	.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.92)	1.26	.78	1.56	(.86)	1.47
Contributions from Affiliates	–0	–	.00	(c)	–0	–	–0	–	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	(1.86)	1.39	.89	1.72	(.66)	1.61

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.03)	(.22)	(.26)	(.20)	(.21)
Distributions from net realized gain on investment transactions	–0	–	(.25)	(.30)	(1.34)	(.89)	(.09)

Total dividends and distributions	–0	–	(.28)	(.52)	(1.60)	(1.09)	(.30)

Net asset value, end of period	$9.72	$11.58	$10.47	$10.10	$9.98	$11.73

Total Return
Total investment return based on net asset value (d)*	(16.06)%	13.36%	9.25%	18.20%	(6.41)%	15.62%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$177,868	$223,893	$222,427	$231,071	$220,274	$274,070
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (e)(f)‡	.83	%^	.81%	.80%	.80%	.91%	.98%
Expenses, before waivers/reimbursements (e)(f)‡	.96	%^	1.00%	1.02%	1.00%	1.00%	.98%
Net investment income (b)	1.10	%^	1.20%	1.14%	1.57%	1.79%	1.26%
Portfolio turnover rate**	122%	63%	66%	63%	150%	108%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.14	%^	.20%	.22%	.22%	.11%	.00%

See footnote summary on page 28.

27

BALANCED HEDGED ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the six months ended June 30, 2022 and the years ended December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018, such waiver amounted to .13% (annualized), .19%, .20%, .20% and .09%, respectively.

(f)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Class A
Net of waivers/reimbursements	.58	%^	.56%	.55%	.54%	.66%	.73%
Before waivers/reimbursements	.71	%^	.75%	.77%	.75%	.75%	.73%
Class B
Net of waivers/reimbursements	.83	%^	.81%	.80%	.79%	.91%	.98%
Before waivers/reimbursements	.96	%^	1.00%	1.02%	1.00%	1.00%	.98%

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the year ended December 31, 2017 by .02%.

**	The Portfolio accounts for dollar roll transactions as purchases and sales.

^	Annualized.

See notes to financial statements.

28

BALANCED HEDGED ALLOCATION PORTFOLIO	AB Variable Products Series Fund

OPERATION AND EFFECTIVENESS OF THE PORTFOLIO’S LIQUIDITY RISK MANAGEMENT PROGRAM:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolio to designate an Administrator of the Portfolio’s Liquidity Risk Management Program. The Administrator of the Portfolio’s LRMP is AllianceBernstein L.P., the Portfolio’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolio’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolio’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2022, which covered the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolio will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolio classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolio’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolio participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolio is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolio’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Portfolio’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was significantly recovered and improved compared to the prior reporting period which included extreme levels of price volatility and relative illiquidity beginning in March 2020 with COVID-19 impacts. As such, the program operated in a relatively robust and benign liquidity environment experienced in markets during the Program Reporting Period. There were no liquidity events that impacted the Portfolio or its ability to timely meet redemptions during the Program Reporting Period.

29

BALANCED HEDGED ALLOCATION PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

At a meeting of the Board of Directors (“Board” or “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) held by video conference on November 2-4, 2021 (the “November 2021 Meeting”), the Board approved, upon recommendation of the Adviser, certain changes to AB Balanced Wealth Strategy Portfolio (the “Fund”)1 as set forth in the Supplement dated November 5, 2021 to the Prospectuses and Summary Prospectuses dated May 1, 2021 of the Fund, including changes to the Fund’s name (to “AB Balanced Hedged Allocation Portfolio”) and principal investment strategies. In connection with these changes the Adviser also presented its recommendation that the Board consider and approve an amendment to the Company’s then-current Advisory Agreement with the Adviser in respect of the Fund to implement a reduction to the Fund’s then-current advisory fee schedule (the “Amended Advisory Agreement”).

At the recommendation of the Adviser, the disinterested directors (“the directors”) unanimously approved the Amended Advisory Agreement.

The Adviser’s changes, including the proposed advisory fee reduction, will be effective on or about May 1, 2022 and do not require shareholder approval.

The directors approved the continuance of the Fund’s then-current Advisory Agreement at a meeting held by video conference on August 4-5, 2021 (the “August 2021 Meeting”).

Prior to approval of the Amended Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Amended Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Amended Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The directors noted that the proposed lowering of the advisory fee would benefit the Fund and its shareholders. The directors noted that the Adviser was reducing the fees for business reasons, and had assured them that there would be no diminution in the nature or quality of services to the Fund. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Amended Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Amended Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting,

1	Effective May 2, 2022, the Fund changed its name to AB Balanced Hedged Allocation Portfolio.

30

AB Variable Products Series Fund

administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Amended Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Amended Advisory Agreement.

Costs of Services Provided and Profitability

In connection with their approval of the continuance of the Fund’s then-current Advisory Agreement at the August 2021 Meeting, the directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2019 and 2020 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the then-current Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

The Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Amended Advisory Agreement. The directors noted that the proposed reduction in the advisory fee rate would likely impact the Adviser’s profitability analysis in future years.

Fall-Out Benefits

At the August 2021 Meeting, the directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the November 2021 Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the August 2021 Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2021 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser under the Amended Advisory Agreement and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund following the implementation of the Adviser’s proposed changes. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s pro forma contractual effective advisory fee rate (reflecting a

31

BALANCED HEDGED ALLOCATION PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

reduction in the advisory fee rate to take effect on or about May 1, 2022) with a peer group median. Taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, the directors noted that the Adviser’s pro forma total rate of compensation was above the peer group median.

The Adviser informed the directors that there were no institutional products managed by it that utilize investment strategies similar to those of the Fund.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued, and rules adopted, by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that the advisory fee for the Fund would be for services in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the projected total expense ratio of the Class B shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The information provided included the pro forma expense ratio to reflect a reduction in the Fund’s expense ratio effective on or about May 1, 2022. The Adviser had agreed to cap the Fund’s expenses at then-current cap level, but the directors noted that the Fund’s pro forma expense ratio was currently below the level of the Adviser’s then-current cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s pro forma expense ratio was above the expense group median. After reviewing and discussing the Adviser’s explanation for this, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the November 2021 Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

32

VPS-BHA-0152-0622

JUN    06.30.22

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	DYNAMIC ASSET ALLOCATION PORTFOLIO

As of May 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Portfolio’s shareholder reports from the insurance company that offers your contract unless you specifically requested paper copies from the insurance company or from your financial intermediary. Instead of delivering paper copies of the reports, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

DYNAMIC ASSET ALLOCATION PORTFOLIO

EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$830.70	$3.81	0.84%	$3.86	0.85%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.63	$4.21	0.84%	$4.26	0.85%

Class B
Actual	$1,000	$829.60	$4.94	1.09%	$4.99	1.10%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.39	$5.46	1.09%	$5.51	1.10%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

+	In connection with the Portfolio’s investments in affiliated/unaffiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/ unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Portfolio’s total expenses are equal to the classes’ annualized expense ratio plus the Portfolio’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DYNAMIC ASSET ALLOCATION PORTFOLIO
TEN LARGEST HOLDINGS[1]

June 30, 2022 (unaudited)	AB Variable Products Series Fund

SECURITY	U.S. $ VALUE	PERCENT OF NET ASSETS
U.S. Treasury Notes & Bonds	$88,345,837	36.1%
Apple, Inc.	6,370,468	2.6
Microsoft Corp.	5,222,638	2.1
AB All Market Real Return Portfolio—Class Z	4,734,038	1.9
Amazon.com, Inc.	2,777,498	1.1
Alphabet, Inc.—Class A	1,871,984	0.8
Alphabet, Inc.—Class C	1,776,210	0.7
Tesla, Inc.	1,689,611	0.7
UnitedHealth Group, Inc.	1,380,124	0.6
Johnson & Johnson	1,332,568	0.5

	$115,500,976	47.1%

PORTFOLIO BREAKDOWN2

June 30, 2022 (unaudited)

ASSET CLASSES	ALLOCATION
Equities
US Large Cap	32.8%
International Large Cap	14.6
Emerging Market Equities	1.5
Real Equities	1.3

Sub-total	50.2

Fixed Income
U.S. Bonds	41.7
International Bonds	1.4

Sub-total	43.1

Opportunistic Assets
Emerging Market Debt	1.0
Commodities	0.6

Sub-total	1.6

Net Cash	5.1

Total	100.0%

SECURITY TYPE BREAKDOWN3

June 30, 2022 (unaudited)

SECURITY TYPE	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Common Stocks	$140,358,279	58.0%
Governments—Treasuries	88,345,837	36.4
Investment Companies	4,734,038	2.0
Options Purchased—Puts	1,143,694	0.5
Short-Term Investments	7,484,833	3.1

Total Investments	$242,066,681	100.0%

1	Long-term investments.

2	All data are as of June 30, 2022. The Portfolio breakdown is expressed as an approximate percentage of the Portfolio’s total investments inclusive of derivative exposure, based on the Adviser’s internal classification guidelines.

3	The Portfolio’s security type breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2022 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–57.4%

INFORMATION TECHNOLOGY–12.1%
COMMUNICATIONS EQUIPMENT–0.4%
Arista Networks, Inc.(a)	703	$65,899
Cisco Systems, Inc.	11,860	505,710
F5, Inc.(a)	174	26,629
Juniper Networks, Inc.	921	26,249
Motorola Solutions, Inc.	481	100,818
Nokia Oyj	15,450	71,611
Telefonaktiebolaget LM Ericsson–Class B	8,333	62,239

		859,155

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–0.5%
Amphenol Corp.–Class A	1,710	110,090
Arrow Electronics, Inc.(a)	193	21,633
Azbil Corp.	299	7,883
CDW Corp./DE	386	60,818
Cognex Corp.	496	21,090
Corning, Inc.	2,294	72,284
Halma PLC	1,083	26,590
Hamamatsu Photonics KK	349	13,596
Hexagon AB–Class B(b)	5,557	58,065
Hirose Electric Co., Ltd.	89	11,818
Ibiden Co., Ltd.	241	6,828
Keyence Corp.	624	213,993
Keysight Technologies, Inc.(a)	522	71,958
Kyocera Corp.	859	45,919
Murata Manufacturing Co., Ltd.	1,617	88,009
Omron Corp.	553	28,146
Shimadzu Corp.	678	21,490
TDK Corp.	1,062	32,835
TE Connectivity Ltd.	930	105,230
Teledyne Technologies, Inc.(a)	135	50,640
Trimble, Inc.(a)	717	41,751
Venture Corp. Ltd.	462	5,534
Yaskawa Electric Corp.	638	20,606
Yokogawa Electric Corp.	634	10,488
Zebra Technologies Corp.–Class A(a)	152	44,680

		1,191,974

IT SERVICES–2.1%
Accenture PLC–Class A	1,805	501,158
Adyen NV(a)(b)	62	89,474
Affirm Holdings, Inc.(a)(b)	543	9,807
Akamai Technologies, Inc.(a)	458	41,829
Amadeus IT Group SA(a)	1,286	72,008
Automatic Data Processing, Inc.	1,200	252,048

Company	Shares	U.S. $ Value

Bechtle AG	234	$9,611
Black Knight, Inc.(a)	443	28,968
Block, Inc.(a)	1,480	90,961
Broadridge Financial Solutions, Inc.	334	47,612
Capgemini SE	468	80,711
CGI, Inc.(a)	624	49,709
Cognizant Technology Solutions Corp.–Class A	1,498	101,100
Computershare Ltd.	1,551	26,449
Edenred	712	33,728
EPAM Systems, Inc.(a)	163	48,049
Fidelity National Information Services, Inc.	1,741	159,598
Fiserv, Inc.(a)	1,769	157,388
FleetCor Technologies, Inc.(a)	221	46,434
Fujitsu Ltd.	551	68,945
Gartner, Inc.(a)	235	56,830
Global Payments, Inc.	805	89,065
GMO Payment Gateway, Inc.	164	11,682
GoDaddy, Inc.–Class A(a)	477	33,180
International Business Machines Corp.	2,568	362,576
Itochu Techno-Solutions Corp.	255	6,270
Jack Henry & Associates, Inc.	208	37,444
Mastercard, Inc.–Class A	2,492	786,176
MongoDB, Inc.(a)	191	49,565
NEC Corp.	709	27,663
Nexi SpA(a)(b)	1,496	12,423
Nomura Research Institute Ltd.	954	25,602
NTT Data Corp.	1,822	25,276
Nuvei Corp.(a)(b)(c)	191	6,903
Obic Co., Ltd.	221	31,428
Okta, Inc.(a)	424	38,330
Otsuka Corp.	230	6,845
Paychex, Inc.	927	105,558
PayPal Holdings, Inc.(a)	3,160	220,694
SCSK Corp.	392	6,657
Shopify, Inc.–Class A(a)(b)	3,260	101,862
Snowflake, Inc.–Class A(a)	612	85,105
TIS, Inc.	594	15,629
Twilio, Inc.–Class A(a)	490	41,067
VeriSign, Inc.(a)	283	47,354
Visa, Inc.–Class A(b)	4,735	932,274
Western Union Co. (The)	1,123	18,496
Wix.com Ltd.(a)	163	10,685
Worldline SA/France(a)	680	25,364

		5,133,590

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–2.4%
Advanced Micro Devices, Inc.(a)	4,668	356,962

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Advantest Corp.	577	$31,029
Analog Devices, Inc.	1,494	218,258
Applied Materials, Inc.	2,522	229,452
ASM International NV(b)	134	33,340
ASML Holding NV	1,161	548,500
Broadcom, Inc.	1,170	568,398
Disco Corp.	156	37,122
Enphase Energy, Inc.(a)	383	74,777
Entegris, Inc.	387	35,654
Infineon Technologies AG	3,728	90,686
Intel Corp.	11,626	434,929
KLA Corp.	431	137,523
Lam Research Corp.	399	170,034
Lasertec Corp.(b)	271	32,277
Marvell Technology, Inc.	2,409	104,864
Microchip Technology, Inc.	1,587	92,173
Micron Technology, Inc.	3,197	176,730
Monolithic Power Systems, Inc.	127	48,773
NVIDIA Corp.	7,138	1,082,049
NXP Semiconductors NV	750	111,023
ON Semiconductor Corp.(a)	1,235	62,133
Qorvo, Inc.(a)	310	29,239
QUALCOMM, Inc.	3,218	411,067
Renesas Electronics Corp.(a)	3,317	30,017
Rohm Co., Ltd.	279	19,558
Skyworks Solutions, Inc.	468	43,356
SolarEdge Technologies, Inc.(a)	151	41,326
STMicroelectronics NV	1,951	61,700
SUMCO Corp.	934	12,147
Teradyne, Inc.	464	41,551
Texas Instruments, Inc.	2,637	405,175
Tokyo Electron Ltd.	430	140,349
Tower Semiconductor Ltd.(a)	311	14,506

		5,926,677

SOFTWARE–3.9%
Adobe, Inc.(a)	1,347	493,083
ANSYS, Inc.(a)	249	59,583
AppLovin Corp.–Class A(a)(b)	339	11,675
Autodesk, Inc.(a)	628	107,991
Avalara, Inc.(a)	259	18,285
AVEVA Group PLC(b)	344	9,444
Bentley Systems, Inc.–Class B(b)	544	18,115
Bill.com Holdings, Inc.(a)	266	29,244
BlackBerry Ltd.(a)(b)	1,556	8,389
Cadence Design Systems, Inc.(a)	792	118,824
Ceridian HCM Holding, Inc.(a)	390	18,361
Check Point Software Technologies Ltd.(a)	295	35,925
Citrix Systems, Inc.	359	34,884
Cloudflare, Inc.–Class A(a)	713	31,194

Company	Shares	U.S. $ Value

Coinbase Global, Inc.–Class A(a)(b)	342	$16,081
Constellation Software, Inc./Canada	58	86,102
Coupa Software, Inc.(a)	213	12,162
Crowdstrike Holdings, Inc.–Class A(a)	565	95,236
CyberArk Software Ltd.(a)	114	14,587
Dassault Systemes SE	1,904	70,526
Datadog, Inc.–Class A(a)	642	61,144
DocuSign, Inc.(a)	565	32,420
Dropbox, Inc.–Class A(a)	822	17,254
Fair Isaac Corp.(a)	75	30,067
Fortinet, Inc.(a)	1,955	110,614
Guidewire Software, Inc.(a)	226	16,044
HubSpot, Inc.(a)	129	38,784
Intuit, Inc.	768	296,018
Lightspeed Commerce, Inc.(a)(b)	381	8,495
Microsoft Corp.	20,335	5,222,638
Nemetschek SE	165	10,038
Nice Ltd.(a)	181	34,927
NortonLifeLock, Inc.	1,661	36,476
Open Text Corp.	774	29,278
Oracle Corp.	4,575	319,655
Oracle Corp.Japan	142	8,269
Palantir Technologies, Inc.–Class A(a)	4,681	42,457
Palo Alto Networks, Inc.(a)(b)	282	139,291
Paycom Software, Inc.(a)	147	41,178
PTC, Inc.(a)	317	33,710
RingCentral, Inc.– Class A(a)	229	11,968
Sage Group PLC (The)	2,906	22,503
Salesforce, Inc.(a)	2,813	464,258
SAP SE	2,982	271,810
ServiceNow, Inc.(a)	571	271,522
Sinch AB(a)(b)	1,592	5,200
Splunk, Inc.(a)	454	40,161
SS&C Technologies Holdings, Inc.	659	38,268
Synopsys, Inc.(a)	438	133,021
Temenos AG (REG)	182	15,576
Trade Desk, Inc. (The)–Class A(a)	1,258	52,698
Trend Micro, Inc./Japan	389	19,030
Tyler Technologies, Inc.(a)	118	39,233
Unity Software, Inc.(a)(b)	546	20,104
VMware, Inc.–Class A	598	68,160
WiseTech Global Ltd.(b)	419	10,987
Workday, Inc.–Class A(a)	560	78,165
Xero Ltd.(a)	384	20,483
Zendesk, Inc.(a)	348	25,776
Zoom Video Communications, Inc.–Class A(a)	623	67,265
Zscaler, Inc.(a)	240	35,882

		9,530,518

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–2.8%
Apple, Inc.	46,595	$6,370,468
Brother Industries Ltd.	585	10,293
Canon, Inc.	2,811	63,701
Dell Technologies, Inc.–Class C	828	38,262
FUJIFILM Holdings Corp.	1,009	54,215
Hewlett Packard Enterprise Co.	3,714	49,248
HP, Inc.	3,007	98,570
Logitech International SA (REG)(b)	494	25,760
NetApp, Inc.	635	41,427
Ricoh Co., Ltd.	1,572	12,273
Seagate Technology Holdings PLC	594	42,435
Seiko Epson Corp.	792	11,204
Western Digital Corp.(a)	893	40,033

		6,857,889

		29,499,803

HEALTH CARE–8.1%
BIOTECHNOLOGY–1.1%
AbbVie, Inc.	5,050	773,458
Alnylam Pharmaceuticals, Inc.(a)	343	50,026
Amgen, Inc.	1,591	387,090
Argenx SE(a)	139	52,075
Biogen, Inc.(a)	420	85,655
BioMarin Pharmaceutical, Inc.(a)	526	43,590
CSL Ltd.	1,376	255,489
Exact Sciences Corp.(a)(b)	497	19,577
Genmab A/S(a)	188	60,996
Gilead Sciences, Inc.	3,580	221,280
Grifols SA(a)(b)	851	16,139
Horizon Therapeutics PLC(a)	615	49,052
Incyte Corp.(a)	537	40,796
Moderna, Inc.(a)	978	139,707
Neurocrine Biosciences, Inc.(a)	272	26,515
Regeneron Pharmaceuticals, Inc.(a)	305	180,295
Seagen, Inc.(a)	393	69,537
Swedish Orphan Biovitrum AB(a)	482	10,469
Vertex Pharmaceuticals, Inc.(a)	727	204,861

		2,686,607

HEALTH CARE EQUIPMENT & SUPPLIES–1.4%
Abbott Laboratories	5,035	547,053
ABIOMED, Inc.(a)	130	32,176

Company	Shares	U.S. $ Value

Alcon, Inc.	1,427	$100,063
Align Technology, Inc.(a)	214	50,647
Asahi Intecc Co., Ltd.	541	8,191
Avantor, Inc.(a)	1,741	54,145
Baxter International, Inc.	1,434	92,106
Becton Dickinson and Co.	813	200,429
BioMerieux	118	11,570
Boston Scientific Corp.(a)	4,073	151,801
Carl Zeiss Meditec AG	115	13,826
Cochlear Ltd.(b)	188	25,811
Coloplast A/S–Class B	339	38,734
Cooper Cos., Inc. (The)	141	44,150
Demant A/S(a)	274	10,300
DENTSPLY SIRONA, Inc.	624	22,296
Dexcom, Inc.(a)	1,152	85,859
DiaSorin SpA	72	9,469
Edwards Lifesciences Corp.(a)	1,779	169,165
Fisher & Paykel Healthcare Corp., Ltd.	1,647	20,518
Getinge AB–Class B	653	15,134
GN Store Nord AS	374	13,194
Hologic, Inc.(a)	714	49,480
Hoya Corp.	1,048	89,691
IDEXX Laboratories, Inc.(a)	241	84,526
Insulet Corp.(a)	198	43,152
Intuitive Surgical, Inc.(a)	1,022	205,126
Koninklijke Philips NV	2,523	54,115
Masimo Corp.(a)	150	19,600
Medtronic PLC	3,833	344,012
Novocure Ltd.(a)(b)	268	18,626
Olympus Corp.	3,480	70,523
ResMed, Inc.	418	87,625
Sartorius AG (Preference Shares)	70	24,568
Siemens Healthineers AG	805	41,044
Smith & Nephew PLC	2,511	35,116
Sonova Holding AG (REG)	154	49,215
STERIS PLC	286	58,959
Straumann Holding AG (REG)	318	38,308
Stryker Corp.	971	193,161
Sysmex Corp.	491	29,627
Teleflex, Inc.	134	32,944
Terumo Corp.	1,751	52,970
Zimmer Biomet Holdings, Inc.	597	62,721

		3,401,746

HEALTH CARE PROVIDERS & SERVICES–1.3%
AmerisourceBergen Corp.–Class A	448	63,383
Amplifon SpA(b)	355	10,914
Cardinal Health, Inc.	791	41,346
Centene Corp.(a)	1,664	140,791
Cigna Corp.	917	241,648

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

CVS Health Corp.	3,748	$347,290
DaVita, Inc.(a)	165	13,193
Elevance Health, Inc.	689	332,498
Fresenius Medical Care AG & Co. KGaA	586	29,359
Fresenius SE & Co. KGaA	1,195	36,342
HCA Healthcare, Inc.	694	116,634
Henry Schein, Inc.(a)	392	30,082
Humana, Inc.	362	169,441
Laboratory Corp. of America Holdings	267	62,574
McKesson Corp.	428	139,618
Molina Healthcare, Inc.(a)	167	46,695
Quest Diagnostics, Inc.	341	45,346
Ramsay Health Care Ltd.(b)	523	26,490
Sonic Healthcare Ltd.	1,301	29,654
UnitedHealth Group, Inc.	2,687	1,380,124
Universal Health Services, Inc.–Class B	193	19,437

		3,322,859

HEALTH CARE TECHNOLOGY–0.1%
M3, Inc.	1,230	35,405
Teladoc Health, Inc.(a)(b)	457	15,177
Veeva Systems, Inc.–Class A(a)	397	78,622

		129,204

LIFE SCIENCES TOOLS & SERVICES–0.8%
Agilent Technologies, Inc.	858	101,905
Bachem Holding AG (REG)	89	6,203
Bio-Rad Laboratories, Inc.–Class A(a)	64	31,680
Bio-Techne Corp.	113	39,170
Charles River Laboratories International, Inc.(a)	145	31,026
Danaher Corp.	1,941	492,082
Eurofins Scientific SE	384	30,328
Illumina, Inc.(a)	449	82,778
IQVIA Holdings, Inc.(a)	545	118,260
Lonza Group AG (REG)	213	113,771
Mettler-Toledo International, Inc.(a)	66	75,819
PerkinElmer, Inc.	361	51,341
QIAGEN NV(a)	659	30,985
Sartorius Stedim Biotech	79	24,926
Thermo Fisher Scientific, Inc.	1,117	606,844
Waters Corp.(a)	173	57,259
West Pharmaceutical Services, Inc.	212	64,102

		1,958,479

PHARMACEUTICALS–3.4%
Astellas Pharma, Inc.	5,285	82,455
AstraZeneca PLC	4,424	583,622

Company	Shares	U.S. $ Value

Bausch Health Cos., Inc.(a)	770	$6,437
Bayer AG (REG)	2,805	167,504
Bristol-Myers Squibb Co.	6,223	479,171
Catalent, Inc.(a)	486	52,143
Chugai Pharmaceutical Co., Ltd.	1,883	48,168
Daiichi Sankyo Co., Ltd.	4,958	126,094
Eisai Co., Ltd.	645	27,271
Elanco Animal Health, Inc.(a)	1,215	23,850
Eli Lilly & Co.	2,312	749,620
GSK PLC	14,514	312,800
Hikma Pharmaceuticals PLC	495	9,767
Ipsen SA	108	10,226
Jazz Pharmaceuticals PLC(a)	176	27,458
Johnson & Johnson	7,507	1,332,568
Kyowa Kirin Co., Ltd.	705	15,917
Merck & Co., Inc.	7,217	657,974
Merck KGaA	369	62,590
Nippon Shinyaku Co., Ltd.	106	6,470
Novartis AG (REG)	6,256	530,387
Novo Nordisk A/S–Class B	4,808	533,218
Ono Pharmaceutical Co., Ltd.	994	25,535
Orion Oyj–Class B	303	13,561
Otsuka Holdings Co., Ltd.	1,078	38,481
Pfizer, Inc.	16,055	841,764
Recordati Industria Chimica e Farmaceutica SpA	298	12,995
Roche Holding AG	2,083	700,404
Royalty Pharma PLC–Class A	989	41,577
Sanofi	3,247	327,447
Shionogi & Co., Ltd.	759	38,738
Takeda Pharmaceutical Co., Ltd.(b)	4,243	119,179
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	3,150	23,688
UCB SA	361	30,591
Viatris, Inc.	3,452	36,142
Vifor Pharma AG(a)	130	22,537
Zoetis, Inc.	1,348	231,708

		8,350,057

		19,848,952

FINANCIALS–7.7%
BANKS–3.3%
ABN AMRO Bank NV(b)(c)	1,207	13,563
Australia & New Zealand Banking Group Ltd.	8,004	121,907
Banco Bilbao Vizcaya Argentaria SA	19,037	86,477
Banco Santander SA	49,510	140,084
Bank Hapoalim BM	3,625	30,440

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Bank Leumi Le-Israel BM	4,148	$37,108
Bank of America Corp.	20,736	645,512
Bank of Montreal	1,851	177,996
Bank of Nova Scotia (The)	3,470	205,364
Barclays PLC	47,842	89,463
BNP Paribas SA	3,172	151,723
BOC Hong Kong Holdings Ltd.	10,031	39,833
CaixaBank SA	12,657	44,325
Canadian Imperial Bank of Commerce	2,575	125,049
Chiba Bank Ltd. (The)(b)	1,414	7,740
Citigroup, Inc.	5,666	260,579
Citizens Financial Group, Inc.	1,415	50,501
Commerzbank AG(a)	3,039	21,562
Commonwealth Bank of Australia	4,872	304,386
Concordia Financial Group Ltd.	3,021	10,489
Credit Agricole SA	3,555	32,773
Danske Bank A/S	1,969	28,024
DBS Group Holdings Ltd.	4,175	89,334
DNB Bank ASA	2,655	48,065
Erste Group Bank AG	981	24,928
Fifth Third Bancorp	1,952	65,587
FinecoBank Banca Fineco SpA	1,741	20,886
First Citizens BancShares, Inc./NC–Class A	35	22,882
First Republic Bank/CA	505	72,821
Hang Seng Bank Ltd.	1,305	23,126
HSBC Holdings PLC	57,823	377,730
Huntington Bancshares, Inc./OH	4,105	49,383
ING Groep NV	11,146	109,806
Intesa Sanpaolo SpA	47,155	88,249
Israel Discount Bank Ltd.–Class A	3,531	18,490
Japan Post Bank Co., Ltd.	1,118	8,704
JPMorgan Chase & Co.	8,431	949,415
KBC Group NV	714	40,170
KeyCorp	2,648	45,625
Lloyds Banking Group PLC	202,692	104,286
M&T Bank Corp.	513	81,767
Mediobanca Banca di Credito Finanziario SpA	1,728	14,986
Mitsubishi UFJ Financial Group, Inc.	34,087	182,367
Mizrahi Tefahot Bank Ltd.	439	14,615
Mizuho Financial Group, Inc.	6,854	78,032
National Australia Bank Ltd.	9,232	175,065
National Bank of Canada	966	63,392
NatWest Group PLC	16,043	42,703
Nordea Bank Abp	9,447	83,450
Oversea-Chinese Banking Corp., Ltd.	9,327	76,510

Company	Shares	U.S. $ Value

PNC Financial Services Group, Inc. (The)	1,195	$188,535
Regions Financial Corp.	2,675	50,156
Resona Holdings, Inc.	6,122	22,899
Royal Bank of Canada	4,043	391,485
Shizuoka Bank Ltd. (The)	1,294	7,791
Signature Bank/New York NY	179	32,079
Skandinaviska Enskilda Banken AB–Class A	4,646	45,772
Societe Generale SA	2,270	50,189
Standard Chartered PLC	7,444	56,198
Sumitomo Mitsui Financial Group, Inc.	3,633	107,991
Sumitomo Mitsui Trust Holdings, Inc.	917	28,341
SVB Financial Group(a)	168	66,358
Svenska Handelsbanken AB–Class A	4,164	35,743
Swedbank AB–Class A	2,585	32,785
Toronto-Dominion Bank (The)	5,202	341,129
Truist Financial Corp.	3,792	179,855
UniCredit SpA	6,038	57,701
United Overseas Bank Ltd.	2,692	50,858
US Bancorp	4,025	185,231
Webster Financial Corp.	513	21,623
Wells Fargo & Co.	10,891	426,601
Westpac Banking Corp.	9,996	134,835

		8,111,427

CAPITAL MARKETS–1.7%
3i Group PLC	2,778	37,653
Abrdn PLC(b)	6,226	12,153
Ameriprise Financial, Inc.	317	75,345
Amundi SA	174	9,580
ASX Ltd.(b)	553	31,258
Bank of New York Mellon Corp. (The)	2,182	91,011
BlackRock, Inc.–Class A	435	264,932
Blackstone, Inc.	2,000	182,460
Brookfield Asset Management, Inc.–Class A (Canada)	4,030	179,271
Carlyle Group, Inc. (The)	559	17,698
Cboe Global Markets, Inc.	305	34,523
Charles Schwab Corp. (The)	4,137	261,376
CME Group, Inc.–Class A	1,026	210,022
Credit Suisse Group AG (REG)	7,568	43,197
Daiwa Securities Group, Inc.	3,863	17,297
Deutsche Bank AG (REG)	5,900	51,847
Deutsche Boerse AG	543	91,184
EQT AB	844	17,347
Euronext NV(c)	245	20,093
FactSet Research Systems, Inc.	108	41,534

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Franklin Resources, Inc.(b)	860	$20,047
Futu Holdings Ltd. (ADR)(a)(b)	150	7,831
Goldman Sachs Group, Inc. (The)	965	286,624
Hargreaves Lansdown PLC	1,015	9,793
Hong Kong Exchanges & Clearing Ltd.	3,590	177,548
IGM Financial, Inc.(b)	239	6,406
Intercontinental Exchange, Inc.	1,604	150,840
Invesco Ltd.	986	15,904
Japan Exchange Group, Inc.	1,388	20,119
Julius Baer Group Ltd.	631	29,272
KKR & Co., Inc.	1,587	73,462
London Stock Exchange Group PLC	940	87,713
LPL Financial Holdings, Inc.	229	42,246
Macquarie Group Ltd.	1,041	118,524
MarketAxess Holdings, Inc.	108	27,649
Moody’s Corp.	476	129,458
Morgan Stanley	3,814	290,093
MSCI, Inc.–Class A	232	95,619
Nasdaq, Inc.	329	50,186
Nomura Holdings, Inc.	8,221	29,868
Northern Trust Corp.	564	54,415
Onex Corp.(b)	211	10,507
Partners Group Holding AG	65	58,701
Raymond James Financial, Inc.	554	49,533
S&P Global, Inc.	1,012	341,105
SBI Holdings, Inc./Japan(b)	695	13,580
Schroders PLC	354	11,564
SEI Investments Co.	336	18,151
Singapore Exchange Ltd.(b)	1,635	11,139
St. James’s Place PLC	1,543	20,762
State Street Corp.	1,045	64,424
T. Rowe Price Group, Inc.	651	73,960
TMX Group Ltd.(b)	160	16,283
Tradeweb Markets, Inc.–Class A	306	20,884
UBS Group AG (REG)	10,042	162,346

		4,286,337

CONSUMER FINANCE–0.2%
Ally Financial, Inc.	951	31,868
American Express Co.	1,843	255,477
Capital One Financial Corp.	1,181	123,048
Discover Financial Services	814	76,988
Synchrony Financial	1,488	41,099
Upstart Holdings, Inc.(a)(b)	192	6,071

		534,551

DIVERSIFIED FINANCIAL SERVICES–0.6%
Apollo Global Management, Inc.	1,141	55,316

Company	Shares	U.S. $ Value

Berkshire Hathaway, Inc.–Class B(a)	3,687	$1,006,625
Equitable Holdings, Inc.	1,112	28,990
EXOR NV(b)	310	19,372
Groupe Bruxelles Lambert SA	290	24,310
Industrivarden AB–Class A	372	8,410
Industrivarden AB–Class C(b)	439	9,813
Investor AB–Class A	1,423	25,629
Investor AB–Class B	5,201	85,774
Kinnevik AB–Class B(a)(b)	691	11,185
L E Lundbergforetagen AB–Class B	217	8,848
M&G PLC	7,423	17,598
Mitsubishi HC Capital, Inc.	1,823	8,414
ORIX Corp.	3,331	55,827
Sofina SA(b)	44	9,019
Wendel SE	77	6,453

		1,381,583

INSURANCE–1.9%
Admiral Group PLC	513	14,046
Aegon NV(b)	5,111	22,011
Aflac, Inc.	1,763	97,547
Ageas SA/NV	463	20,415
AIA Group Ltd.	33,637	367,537
Alleghany Corp.(a)	41	34,157
Allianz SE (REG)	1,167	223,726
Allstate Corp. (The)	795	100,750
American Financial Group, Inc./OH	206	28,595
American International Group, Inc.	2,326	118,928
Aon PLC–Class A	611	164,774
Arch Capital Group Ltd.(a)	1,082	49,220
Arthur J Gallagher & Co.	596	97,172
Assicurazioni Generali SpA	3,159	50,458
Assurant, Inc.	158	27,310
AXA SA	5,531	126,336
Baloise Holding AG (REG)	131	21,444
Brown & Brown, Inc.	685	39,963
Chubb Ltd.	1,217	239,238
Cincinnati Financial Corp.	435	51,756
Dai-ichi Life Holdings, Inc.	2,813	52,028
Erie Indemnity Co.–Class A	73	14,030
Everest Re Group Ltd.	112	31,391
Fairfax Financial Holdings Ltd.	72	38,154
Fidelity National Financial, Inc.	769	28,422
Gjensidige Forsikring ASA	571	11,624
Globe Life, Inc.	270	26,317
Great-West Lifeco, Inc.	797	19,461
Hannover Rueck SE	172	25,087
Hartford Financial Services Group, Inc. (The)	947	61,962
iA Financial Corp., Inc.	307	15,269

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Insurance Australia Group Ltd.(b)	7,038	$21,223
Intact Financial Corp.(b)	503	70,948
Japan Post Holdings Co., Ltd.	6,967	49,848
Japan Post Insurance Co., Ltd.	492	7,874
Legal & General Group PLC	17,046	49,835
Lincoln National Corp.	468	21,888
Loews Corp.	602	35,675
Manulife Financial Corp.	5,546	96,167
Markel Corp.(a)	39	50,437
Marsh & McLennan Cos., Inc.	1,436	222,939
Medibank Pvt Ltd.	7,863	17,685
MetLife, Inc.	2,002	125,706
MS&AD Insurance Group Holdings, Inc.	1,192	36,551
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	400	94,619
NN Group NV	817	37,004
Phoenix Group Holdings PLC	2,140	15,418
Poste Italiane SpA	1,491	13,951
Power Corp. of Canada	1,597	41,091
Principal Financial Group, Inc.	746	49,825
Progressive Corp. (The)	1,669	194,055
Prudential Financial, Inc.	1,074	102,760
Prudential PLC	7,841	97,536
QBE Insurance Group Ltd.	4,225	35,502
Sampo Oyj–Class A	1,424	62,230
Sompo Holdings, Inc.	891	39,354
Sun Life Financial, Inc.	1,673	76,658
Suncorp Group Ltd.	3,604	27,483
Swiss Life Holding AG (REG)	90	43,935
Swiss Re AG	861	66,829
T&D Holdings, Inc.	1,496	17,908
Tokio Marine Holdings, Inc.	1,804	105,195
Travelers Cos., Inc. (The)	690	116,700
Tryg A/S	1,028	23,161
Willis Towers Watson PLC	337	66,520
WR Berkley Corp.	606	41,366
Zurich Insurance Group AG	430	187,512

		4,582,516

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)–0.0%
Annaly Capital Management, Inc.	4,455	26,329

		18,922,743

Company	Shares	U.S. $ Value

CONSUMER DISCRETIONARY–6.1%
AUTO COMPONENTS–0.2%
Aisin Corp.	343	$10,616
Aptiv PLC(a)	773	68,851
BorgWarner, Inc.	685	22,858
Bridgestone Corp.	1,568	57,168
Cie Generale des Etablissements Michelin SCA	1,936	52,874
Continental AG	314	22,039
Denso Corp.	1,260	66,506
Koito Manufacturing Co., Ltd.	231	7,337
Lear Corp.	171	21,527
Magna International, Inc.–Class A (Canada)	816	44,807
Sumitomo Electric Industries Ltd.	2,019	22,311
Valeo	588	11,458

		408,352

AUTOMOBILES–1.3%
Bayerische Motoren Werke AG	945	73,257
Bayerische Motoren Werke AG (Preference Shares)	165	11,769
Ferrari NV	360	66,254
Ford Motor Co.	11,230	124,990
General Motors Co.(a)	3,941	125,166
Honda Motor Co., Ltd.	4,623	111,465
Isuzu Motors Ltd.	1,612	17,831
Lucid Group, Inc.(a)(b)	1,180	20,249
Mazda Motor Corp.	1,565	12,774
Mercedes-Benz Group AG	2,291	133,057
Nissan Motor Co., Ltd.	6,579	25,767
Porsche Automobil Holding SE (Preference Shares)	437	29,065
Renault SA(a)	548	13,835
Rivian Automotive, Inc.–Class A(a)(b)	509	13,102
Stellantis NV	6,260	77,716
Subaru Corp.	1,681	29,734
Suzuki Motor Corp.	981	30,841
Tesla, Inc.(a)	2,509	1,689,611
Toyota Motor Corp.	30,270	467,045
Volkswagen AG	85	15,545
Volkswagen AG (Preference Shares)	530	71,359
Volvo Car AB–Class B(a)(b)	1,701	11,303
Yamaha Motor Co., Ltd.	795	14,598

		3,186,333

DISTRIBUTORS–0.1%
D’ieteren Group	71	10,433
Genuine Parts Co.	406	53,998
LKQ Corp.	773	37,947

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Pool Corp.	115	$40,391

		142,769

DIVERSIFIED CONSUMER SERVICES–0.0%
IDP Education Ltd.(b)	596	9,759

HOTELS, RESTAURANTS & LEISURE–1.0%
Accor SA(a)	485	13,231
Airbnb, Inc.–Class A(a)	954	84,982
Aramark	659	20,185
Aristocrat Leisure Ltd.	1,720	40,912
Booking Holdings, Inc.(a)	117	204,632
Caesars Entertainment, Inc.(a)	611	23,401
Carnival Corp.(a)(b)	2,393	20,699
Chipotle Mexican Grill, Inc.–Class A(a)	81	105,888
Compass Group PLC	5,094	104,587
Darden Restaurants, Inc.	365	41,289
Domino’s Pizza Enterprises Ltd.(b)	173	8,132
Domino’s Pizza, Inc.	104	40,530
Entain PLC(a)	1,674	25,474
Evolution AB	522	47,753
Expedia Group, Inc.(a)	429	40,682
Flutter Entertainment PLC(a)	477	48,357
Galaxy Entertainment Group Ltd.	5,343	32,008
Genting Singapore Ltd.	16,869	8,749
Hilton Worldwide Holdings, Inc.	797	88,818
InterContinental Hotels Group PLC	525	27,903
La Francaise des Jeux SAEM	300	10,417
Las Vegas Sands Corp.(a)	981	32,952
Lottery Corp. Ltd. (The)(a)(b)	6,354	19,824
Marriott International, Inc./MD–Class A	792	107,720
McDonald’s Corp.	2,123	524,126
McDonald’s Holdings Co. Japan Ltd.(b)	192	6,994
MGM Resorts International	1,003	29,037
Oriental Land Co., Ltd./Japan	581	81,138
Restaurant Brands International, Inc.(b)	840	42,137
Royal Caribbean Cruises Ltd.(a)	655	22,866
Sands China Ltd.(a)	6,020	14,482
Sodexo SA	253	17,896
Starbucks Corp.	3,284	250,865
Vail Resorts, Inc.	116	25,294
Whitbread PLC	576	17,467

Company	Shares	U.S. $ Value

Wynn Resorts Ltd.(a)(b)	314	$17,892
Yum! Brands, Inc.	825	93,646

		2,342,965

HOUSEHOLD DURABLES–0.3%
Barratt Developments PLC	2,919	16,328
Berkeley Group Holdings PLC	320	14,549
DR Horton, Inc.	961	63,609
Electrolux AB–Class B(b)	643	8,685
Garmin Ltd.	441	43,328
Iida Group Holdings Co., Ltd.	411	6,310
Lennar Corp.–Class A	746	52,645
Mohawk Industries, Inc.(a)	149	18,490
Newell Brands, Inc.	1,154	21,972
NVR, Inc.(a)	10	40,042
Open House Group Co., Ltd.	200	7,961
Panasonic Holdings Corp.	6,271	50,633
Persimmon PLC	911	20,727
PulteGroup, Inc.	710	28,137
SEB SA	71	6,852
Sekisui Chemical Co., Ltd.	983	13,477
Sekisui House Ltd.	1,689	29,651
Sharp Corp./Japan(b)	697	5,391
Sony Group Corp.	3,634	296,377
Taylor Wimpey PLC	10,417	14,838
Whirlpool Corp.	168	26,018

		786,020

INTERNET & DIRECT MARKETING RETAIL–1.3%
Amazon.com, Inc.(a)	26,151	2,777,498
Chewy, Inc.–Class A(a)(b)	259	8,992
Delivery Hero SE(a)	465	17,543
DoorDash, Inc.–Class A(a)	543	34,844
eBay, Inc.	1,677	69,881
Etsy, Inc.(a)	363	26,575
Just Eat Takeaway.com NV(a)	521	8,187
MercadoLibre, Inc.(a)	130	82,793
Prosus NV(a)	2,368	153,336
Rakuten Group, Inc.(b)	2,413	10,911
Wayfair, Inc.–Class A(a)(b)	215	9,365
Zalando SE(a)	635	16,728
ZOZO, Inc.	271	4,903

		3,221,556

LEISURE PRODUCTS–0.1%
Bandai Namco Holdings, Inc.	579	40,873
BRP, Inc.(b)	109	6,708
Hasbro, Inc.	377	30,869
Peloton Interactive, Inc.–Class A(a)	821	7,537
Shimano, Inc.	260	43,799

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Yamaha Corp.	394	$16,243

		146,029

MULTILINE RETAIL–0.3%
Canadian Tire Corp., Ltd.–Class A	161	20,313
Cie Financiere Richemont SA (REG)	1,491	160,377
Dollar General Corp.	662	162,481
Dollar Tree, Inc.(a)	643	100,212
Dollarama, Inc.	808	46,526
Next PLC	378	27,004
Pan Pacific International Holdings Corp.	1,071	17,075
Target Corp.	1,368	193,203
Wesfarmers Ltd.	3,238	93,656

		820,847

SPECIALTY RETAIL–0.9%
Advance Auto Parts, Inc.	175	30,291
AutoZone, Inc.(a)	59	126,798
Bath & Body Works, Inc.	735	19,786
Best Buy Co., Inc.	618	40,287
Burlington Stores, Inc.(a)	191	26,020
CarMax, Inc.(a)	462	41,802
Carvana Co.(a)(b)	271	6,119
Chow Tai Fook Jewellery Group Ltd.	5,000	9,444
Dynatrace, Inc.(a)	571	22,520
Fast Retailing Co., Ltd.	219	115,036
H & M Hennes & Mauritz AB–Class B(b)	2,085	25,025
Hikari Tsushin, Inc.	86	8,841
Home Depot, Inc. (The)	2,982	817,873
Industria de Diseno Textil SA	3,114	70,767
JD Sports Fashion PLC	7,363	10,375
Kingfisher PLC(b)	5,852	17,489
Lowe’s Cos., Inc.	1,913	334,144
Nitori Holdings Co., Ltd.	213	20,270
O’Reilly Automotive, Inc.(a)	192	121,298
Ross Stores, Inc.	1,009	70,862
TJX Cos., Inc. (The)	3,406	190,225
Tractor Supply Co.	322	62,420
Ulta Beauty, Inc.(a)	155	59,749
USS Co., Ltd.	553	9,585

		2,257,026

TEXTILES, APPAREL & LUXURY GOODS–0.6%
adidas AG	494	87,750
Burberry Group PLC	1,141	22,890
EssilorLuxottica SA	821	124,474
Gildan Activewear, Inc.	542	15,601
Hermes International	91	102,414
Kering SA	214	110,900
Lululemon Athletica, Inc.(a)	337	91,870
LVMH Moet Hennessy Louis Vuitton SE	793	486,012

Company	Shares	U.S. $ Value

Moncler SpA	586	$25,248
NIKE, Inc.–Class B	3,644	372,417
Pandora A/S	271	17,217
Puma SE	301	19,970
Swatch Group AG (The)	83	19,716
Swatch Group AG (The) (REG)	150	6,693
VF Corp.	944	41,696

		1,544,868

		14,866,524

INDUSTRIALS–5.7%
AEROSPACE & DEFENSE–0.9%
Airbus SE	1,683	164,614
BAE Systems PLC	8,983	90,944
Boeing Co. (The)(a)	1,582	216,291
CAE, Inc.(a)	905	22,302
Dassault Aviation SA	72	11,244
Elbit Systems Ltd.	76	17,456
General Dynamics Corp.	674	149,123
HEICO Corp.	125	16,390
HEICO Corp.–Class A	209	22,024
Howmet Aerospace, Inc.	1,076	33,840
Huntington Ingalls Industries, Inc.	115	25,049
Kongsberg Gruppen ASA	255	9,171
L3Harris Technologies, Inc.	552	133,418
Lockheed Martin Corp.	700	300,972
MTU Aero Engines AG	153	28,028
Northrop Grumman Corp.	424	202,914
Raytheon Technologies Corp.	4,261	409,525
Rheinmetall AG	125	28,846
Rolls-Royce Holdings PLC(a)(b)	23,890	24,312
Safran SA	976	97,176
Singapore Technologies Engineering Ltd.	3,908	11,504
Textron, Inc.	619	37,802
Thales SA	305	37,447
TransDigm Group, Inc.(a)	151	81,037

		2,171,429

AIR FREIGHT & LOGISTICS–0.3%
CH Robinson Worldwide, Inc.	368	37,304
Deutsche Post AG (REG)	2,830	106,850
DSV A/S	548	77,058
Expeditors International of Washington, Inc.	484	47,171
FedEx Corp.	719	163,004
Kuehne & Nagel International AG (REG)	156	37,066
SG Holdings Co., Ltd.	752	12,716
United Parcel Service, Inc.–Class B	2,092	381,874

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Yamato Holdings Co., Ltd.(b)	796	$12,739

		875,782

AIRLINES–0.0%
Air Canada(a)(b)	500	6,231
ANA Holdings, Inc.(a)	395	7,296
Delta Air Lines, Inc.(a)	456	13,210
Deutsche Lufthansa AG (REG)(a)	1,706	10,049
Japan Airlines Co., Ltd.(a)	358	6,151
Qantas Airways Ltd.(a)	2,638	8,164
Singapore Airlines Ltd.(a)(b)	2,936	10,788
Southwest Airlines Co.(a)	423	15,279

		77,168

BUILDING PRODUCTS–0.3%
A O Smith Corp.	375	20,505
AGC, Inc.	522	18,342
Allegion PLC	252	24,671
Assa Abloy AB–Class B	2,861	61,054
Carrier Global Corp.	2,442	87,082
Cie de Saint-Gobain	1,421	61,400
Daikin Industries Ltd.	719	115,442
Fortune Brands Home & Security, Inc.	383	22,934
Geberit AG (REG)	103	49,554
Johnson Controls International PLC	2,006	96,047
Kingspan Group PLC	440	26,458
Lennox International, Inc.	94	19,419
Lixil Corp.	772	14,510
Masco Corp.	685	34,661
Nibe Industrier AB–Class B	4,326	32,610
Otis Worldwide Corp.	1,213	85,723
Owens Corning	283	21,030
ROCKWOOL A/S–Class B	26	5,903
TOTO Ltd.	361	11,953
Xinyi Glass Holdings Ltd.	4,186	10,100

		819,398

COMMERCIAL SERVICES & SUPPLIES–0.3%
Brambles Ltd.	4,096	30,287
Cintas Corp.	267	99,733
Copart, Inc.(a)	610	66,283
Dai Nippon Printing Co., Ltd.	566	12,175
GFL Environmental, Inc.(b)	512	13,190
Rentokil Initial PLC	5,308	30,770
Republic Services, Inc.–Class A	633	82,841
Ritchie Bros Auctioneers, Inc.	316	20,560
Rollins, Inc.	632	22,069
Secom Co., Ltd.	570	35,195

Company	Shares	U.S. $ Value

Securitas AB–Class B	894	$7,729
TOPPAN, Inc.	736	12,279
Waste Connections, Inc.	735	91,111
Waste Management, Inc.	1,184	181,128

		705,350

CONSTRUCTION & ENGINEERING–0.2%
ACS Actividades de Construccion y Servicios SA(b)	630	15,354
Bouygues SA	655	20,216
Eiffage SA	238	21,529
Epiroc AB–Class A	1,881	29,165
Epiroc AB–Class B	1,113	15,083
Ferrovial SA	1,392	35,418
Kajima Corp.	1,203	13,794
Obayashi Corp.	1,784	12,976
Quanta Services, Inc.	411	51,515
Shimizu Corp.	1,517	8,380
Skanska AB–Class B	971	14,939
Taisei Corp.	500	15,590
Vinci SA	1,524	136,796
WSP Global, Inc.	336	37,991

		428,746

ELECTRICAL EQUIPMENT–0.5%
ABB Ltd. (REG)	4,689	125,750
AMETEK, Inc.	662	72,747
Eaton Corp. PLC	1,139	143,503
Emerson Electric Co.	1,696	134,900
Fuji Electric Co., Ltd.	330	13,643
Generac Holdings, Inc.(a)	182	38,326
Legrand SA	764	56,726
Mitsubishi Electric Corp.	5,458	58,669
Nidec Corp.	1,283	79,503
Plug Power, Inc.(a)(b)	1,481	24,540
Prysmian SpA	727	19,973
Rockwell Automation, Inc.	332	66,171
Schneider Electric SE	1,544	183,976
Sensata Technologies Holding PLC	450	18,590
Siemens Energy AG(a)	1,244	18,334
Siemens Gamesa Renewable Energy SA(a)(b)	680	12,821
Vestas Wind Systems A/S	2,883	61,298

		1,129,470

INDUSTRIAL CONGLOMERATES–0.6%
3M Co.	1,631	211,068
CK Hutchison Holdings Ltd.	7,047	47,807
DCC PLC	282	17,545
General Electric Co.	3,139	199,860
Hitachi Ltd.	2,722	129,486
Honeywell International, Inc.	1,958	340,320

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Investment AB Latour–Class B(b)	422	$8,382
Jardine Matheson Holdings Ltd.	640	33,628
Keppel Corp., Ltd.	3,974	18,565
Lifco AB–Class B(b)	665	10,739
Melrose Industries PLC	12,483	22,897
Roper Technologies, Inc.	302	119,184
Siemens AG (REG)	2,184	224,507
Smiths Group PLC	1,105	18,896
Toshiba Corp.	1,045	42,459

		1,445,343

MACHINERY–1.0%
Alfa Laval AB	838	20,315
Alstom SA	905	20,665
Atlas Copco AB–Class A	7,669	71,782
Atlas Copco AB–Class B	4,456	37,336
Caterpillar, Inc.	1,530	273,503
CNH Industrial NV	2,921	33,782
Cummins, Inc.	407	78,767
Daifuku Co., Ltd.	302	17,284
Daimler Truck Holding AG(a)	1,292	34,026
Deere & Co.	833	249,458
Dover Corp.	412	49,984
FANUC Corp.	608	95,297
Fortive Corp.	973	52,912
GEA Group AG	438	15,185
Hitachi Construction Machinery Co., Ltd.	258	5,731
Hoshizaki Corp.	302	9,001
Husqvarna AB–Class B(b)	1,196	8,816
IDEX Corp.	218	39,595
Illinois Tool Works, Inc.	894	162,931
Indutrade AB	779	14,293
Ingersoll Rand, Inc.	1,164	48,981
KION Group AG	206	8,624
Knorr-Bremse AG	207	11,856
Komatsu Ltd.	2,600	57,895
Kone Oyj–Class B	970	46,361
Kornit Digital Ltd.(a)(b)	140	4,438
Kubota Corp.	2,851	42,725
Kurita Water Industries Ltd.(b)	279	10,099
Makita Corp.(b)	595	14,748
MINEBEA MITSUMI, Inc.	1,033	17,606
MISUMI Group, Inc.	730	15,417
Mitsubishi Heavy Industries Ltd.	855	29,884
NGK Insulators Ltd.	596	8,030
Nordson Corp.	150	30,366
PACCAR, Inc.	992	81,681
Parker-Hannifin Corp.	367	90,300
Pentair PLC	471	21,558
Rational AG	15	8,745
Sandvik AB	3,044	49,608
Schindler Holding AG	117	21,395

Company	Shares	U.S. $ Value

Schindler Holding AG (REG)	67	$12,067
SKF AB–Class B	1,094	16,231
SMC Corp.	210	93,479
Snap-on, Inc.	153	30,146
Spirax-Sarco Engineering PLC	210	25,328
Stanley Black & Decker, Inc.	467	48,970
Techtronic Industries Co., Ltd.	3,244	33,874
Toyota Industries Corp.	406	25,175
Trane Technologies PLC	667	86,623
VAT Group AG(c)	77	18,415
Volvo AB–Class A	571	9,247
Volvo AB–Class B	4,308	67,030
Wartsila OYJ Abp	1,351	10,590
Westinghouse Air Brake Technologies Corp.	503	41,286
Xylem, Inc./NY	514	40,185

		2,469,626

MARINE–0.1%
AP Moller–Maersk A/S–Class A	9	20,889
AP Moller–Maersk A/S–Class B	16	37,562
Mitsui OSK Lines Ltd.(b)	917	21,095
Nippon Yusen KK(b)	463	31,745
SITC International Holdings Co., Ltd.	3,000	8,532
ZIM Integrated Shipping Services Ltd.(b)	239	11,288

		131,111

PROFESSIONAL SERVICES–0.4%
Adecco Group AG (REG)	460	15,679
Booz Allen Hamilton Holding Corp.	381	34,427
Bureau Veritas SA	839	21,586
Clarivate PLC(a)	882	12,225
CoStar Group, Inc.(a)	1,128	68,142
Equifax, Inc.	349	63,790
Experian PLC	2,632	77,278
Intertek Group PLC	461	23,695
Jacobs Engineering Group, Inc.	369	46,911
Leidos Holdings, Inc.	381	38,371
Nihon M&A Center Holdings, Inc.	797	8,496
Persol Holdings Co., Ltd.	481	8,782
Randstad NV(b)	341	16,481
Recruit Holdings Co., Ltd.	4,086	120,334
RELX PLC (London)	5,520	149,875
Robert Half International, Inc.	316	23,665
SGS SA (REG)	19	43,580
Teleperformance	168	51,876

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Thomson Reuters Corp.	487	$50,770
TransUnion	548	43,835
Verisk Analytics, Inc.–Class A	461	79,794
Wolters Kluwer NV	750	72,688

		1,072,280

ROAD & RAIL–0.7%
AMERCO	28	13,390
Aurizon Holdings Ltd.	5,255	13,821
Canadian National Railway Co.	1,699	191,111
Canadian Pacific Railway Ltd.	2,655	185,450
Central Japan Railway Co.	407	46,778
CSX Corp.	6,262	181,974
East Japan Railway Co.	893	45,676
Grab Holdings Ltd.–Class A(a) (b)	2,203	5,574
Hankyu Hanshin Holdings, Inc.	638	17,426
JB Hunt Transport Services, Inc.	240	37,793
Keio Corp.(b)	216	7,749
Keisei Electric Railway Co., Ltd.(b)	351	9,692
Kintetsu Group Holdings Co., Ltd.	428	13,316
Knight-Swift Transportation Holdings, Inc.	451	20,877
Lyft, Inc.–Class A(a)	873	11,593
MTR Corp., Ltd.	3,764	19,734
Nippon Express Holdings, Inc.	241	13,128
Norfolk Southern Corp.	685	155,694
Odakyu Electric Railway Co., Ltd.(b)	826	11,144
Old Dominion Freight Line, Inc.	279	71,502
TFI International, Inc.	237	19,025
Tobu Railway Co., Ltd.(b)	482	11,002
Tokyu Corp.(b)	1,453	17,150
Uber Technologies, Inc.(a)	4,185	85,625
Union Pacific Corp.	1,819	387,956
West Japan Railway Co.	548	20,160

		1,614,340

TRADING COMPANIES & DISTRIBUTORS–0.3%
AerCap Holdings NV(a)	384	15,721
Ashtead Group PLC	1,270	53,427
Brenntag SE	441	28,876
Bunzl PLC	963	31,982
Fastenal Co.	1,643	82,019
Ferguson PLC	625	70,014
ITOCHU Corp.	3,301	89,054
Marubeni Corp.	4,408	39,547
Mitsubishi Corp.	3,511	104,562

Company	Shares	U.S. $ Value

Mitsui & Co., Ltd.	3,931	$86,382
MonotaRO Co., Ltd.(b)	632	9,425
Reece Ltd.(b)	645	6,127
Sumitomo Corp.	3,189	43,349
Toromont Industries Ltd.(b)	235	19,001
Toyota Tsusho Corp.	592	19,301
United Rentals, Inc.(a)	207	50,282
WW Grainger, Inc.	132	59,985

		809,054

TRANSPORTATION INFRASTRUCTURE–0.1%
Aena SME SA(a)	214	27,307
Aeroports de Paris(a)	85	10,836
Atlantia SpA	1,414	33,193
Auckland International Airport Ltd.(a)	3,574	16,010
Getlink SE	1,256	22,275
Transurban Group	8,767	87,225

		196,846

		13,945,943

CONSUMER STAPLES–4.5%
BEVERAGES–1.1%
Anheuser-Busch InBev SA/NV	2,480	133,553
Asahi Group Holdings Ltd.	1,264	41,567
Brown-Forman Corp.–Class B	884	62,021
Budweiser Brewing Co. APAC Ltd.(c)	4,137	12,414
Carlsberg AS–Class B	287	36,679
Coca-Cola Co., (The)	11,759	739,759
Coca-Cola Europacific Partners PLC	586	30,243
Coca-Cola HBC AG	574	12,790
Constellation Brands, Inc.–Class A	470	109,538
Davide Campari-Milano NV	1,492	15,740
Diageo PLC	6,611	285,547
Heineken Holding NV	288	20,922
Heineken NV	740	67,356
Ito En Ltd.	76	3,418
Keurig Dr Pepper, Inc.	2,227	78,814
Kirin Holdings Co., Ltd.	2,328	36,775
Molson Coors Beverage Co.–Class B	515	28,073
Monster Beverage Corp.(a)	1,134	105,122
PepsiCo, Inc.	3,950	658,307
Pernod Ricard SA	598	110,555
Remy Cointreau SA	66	11,580
Suntory Beverage & Food Ltd.	338	12,764
Treasury Wine Estates Ltd.	2,060	16,155

		2,629,692

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

FOOD & STAPLES RETAILING–0.9%
Aeon Co., Ltd.	1,825	$31,700
Alimentation Couche-Tard, Inc.	2,417	94,280
Carrefour SA	1,772	31,455
Coles Group Ltd.	3,814	46,936
Costco Wholesale Corp.	1,266	606,768
Empire Co., Ltd.–Class A	470	14,478
Endeavour Group Ltd./Australia	3,835	20,063
George Weston Ltd.	210	24,532
HelloFresh SE(a)	471	15,366
J Sainsbury PLC	4,995	12,431
Jeronimo Martins SGPS SA	808	17,516
Kesko Oyj–Class B	779	18,436
Kobe Bussan Co., Ltd.(b)	396	9,734
Koninklijke Ahold Delhaize NV	2,985	77,697
Kroger Co. (The)	1,994	94,376
Loblaw Cos., Ltd.	476	42,930
Metro, Inc./CN	688	36,928
Ocado Group PLC(a)	1,394	13,289
Seven & i Holdings Co., Ltd.	2,112	81,946
Sysco Corp.	1,449	122,745
Tesco PLC	21,792	67,917
Walgreens Boots Alliance, Inc.	2,095	79,401
Walmart, Inc.	4,356	529,602
Welcia Holdings Co., Ltd.	240	4,825
Woolworths Group Ltd.(b)	3,460	84,986

		2,180,337

FOOD PRODUCTS–1.0%
Ajinomoto Co., Inc.	1,258	30,677
Archer-Daniels-Midland Co.	1,605	124,548
Associated British Foods PLC	1,017	19,624
Barry Callebaut AG (REG)	11	24,612
Bunge Ltd.	404	36,639
Campbell Soup Co.	603	28,974
Chocoladefabriken Lindt & Spruengli AG	4	40,728
Chocoladefabriken Lindt & Spruengli AG (REG)	1	104,855
Conagra Brands, Inc.	1,369	46,874
Danone SA	1,865	104,444
General Mills, Inc.	1,722	129,925
Hershey Co. (The)	416	89,506
Hormel Foods Corp.	852	40,351
JDE Peet’s NV(b)	287	8,172
JM Smucker Co. (The)	310	39,683
Kellogg Co.	732	52,221
Kerry Group PLC–Class A	455	43,512
Kikkoman Corp.	395	21,021
Kraft Heinz Co. (The)	2,096	79,941

Company	Shares	U.S. $ Value

McCormick & Co., Inc./MD	713	$59,357
MEIJI Holdings Co., Ltd.	320	15,724
Mondelez International, Inc.–Class A	3,964	246,125
Mowi ASA	1,181	27,007
Nestle SA (REG)	8,037	939,306
Nisshin Seifun Group, Inc.	562	6,577
Nissin Foods Holdings Co., Ltd.	164	11,328
Orkla ASA	2,144	17,175
Salmar ASA	168	11,894
Saputo, Inc.(b)	711	15,505
Tyson Foods, Inc.–Class A	835	71,860
WH Group Ltd.	23,359	18,079
Wilmar International Ltd.	5,113	14,882
Yakult Honsha Co., Ltd.	342	19,726

		2,540,852

HOUSEHOLD PRODUCTS–0.7%
Church & Dwight Co., Inc.	693	64,214
Clorox Co. (The)	352	49,625
Colgate-Palmolive Co.	2,280	182,719
Essity AB–Class B	1,738	45,432
Henkel AG & Co. KGaA	297	18,248
Henkel AG & Co. KGaA (Preference Shares)	509	31,497
Kimberly-Clark Corp.	962	130,014
Procter & Gamble Co., (The)	6,844	984,099
Reckitt Benckiser Group PLC	2,041	153,508
Unicharm Corp.	1,094	36,712

		1,696,068

PERSONAL PRODUCTS–0.4%
Beiersdorf AG	288	29,554
Estee Lauder Cos., Inc. (The)–Class A	664	169,101
Kao Corp.	1,293	52,430
Kobayashi Pharmaceutical Co., Ltd.(b)	138	8,547
Kose Corp.	96	8,749
L’Oreal SA	688	238,877
Shiseido Co., Ltd.	1,063	42,847
Unilever PLC	7,312	333,279

		883,384

TOBACCO–0.4%
Altria Group, Inc.	5,188	216,703
British American Tobacco PLC	6,216	266,444
Imperial Brands PLC	2,577	57,693
Japan Tobacco, Inc.(b)	3,390	58,745
Philip Morris International, Inc.	4,425	436,924
Swedish Match AB	4,511	46,024

		1,082,533

		11,012,866

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMUNICATION SERVICES–4.4%
DIVERSIFIED TELECOMMUNICATION SERVICES–1.1%
AT&T, Inc.	20,393	$427,437
BCE, Inc.(b)	207	10,175
BT Group PLC	19,838	45,087
Cable One, Inc.	16	20,629
Cellnex Telecom SA(b)	1,551	60,362
Charter Communications, Inc.–Class A(a)	346	162,111
Comcast Corp.–Class A	12,916	506,824
Deutsche Telekom AG (REG)	9,254	184,055
Elisa Oyj	406	22,857
Eurazeo SE	124	7,703
HKT Trust & HKT Ltd.–Class SS	10,744	14,430
Infrastrutture Wireless Italiane SpA	959	9,749
Koninklijke KPN NV	9,431	33,557
Liberty Global PLC–Class A(a)	447	9,409
Liberty Global PLC–Class C(a)	910	20,102
Lumen Technologies, Inc.(b)	2,629	28,682
Nippon Telegraph & Telephone Corp.	3,367	96,745
Orange SA	5,696	67,119
Proximus SADP	434	6,406
Quebecor, Inc.–Class B(b)	463	9,895
Shaw Communications, Inc.–Class B	1,361	40,105
Singapore Telecommunications Ltd.	23,333	42,468
Sirius XM Holdings, Inc.(b)	2,254	13,817
Spark New Zealand Ltd.	5,337	15,972
Swisscom AG (REG)	74	40,931
Telecom Italia SpA/Milano(a)	28,449	7,460
Telefonica Deutschland Holding AG	2,972	8,570
Telefonica SA(a)(b)	15,826	80,801
Telenor ASA	1,997	26,686
Telia Co. AB	7,589	29,127
Telstra Corp., Ltd.	11,740	31,226
TELUS Corp.	1,296	28,866
United Internet AG (REG)	276	7,911
Verizon Communications, Inc.	11,985	608,239
Washington H Soul Pattinson & Co., Ltd.(b)	618	10,065

		2,735,578

ENTERTAINMENT–0.7%
Activision Blizzard, Inc.	2,225	173,238

Company	Shares	U.S. $ Value

AMC Entertainment Holdings, Inc.–Class A(a)(b)	1,467	$19,878
Bollore SE	2,524	11,766
Capcom Co., Ltd.	468	11,384
Electronic Arts, Inc.	803	97,685
Embracer Group AB(a)(b)	1,823	14,003
Koei Tecmo Holdings Co., Ltd.(b)	123	3,988
Konami Holdings Corp.	230	12,742
Liberty Media Corp-Liberty Formula One–Class C(a)	557	35,353
Live Nation Entertainment, Inc.(a)	481	39,721
Netflix, Inc.(a)	1,268	221,735
Nexon Co., Ltd.(b)	1,340	27,517
Nintendo Co., Ltd.	326	140,198
ROBLOX Corp.– Class A(a)(b)	1,003	32,959
Roku, Inc.(a)	340	27,928
Sea Ltd. (ADR)(a)	944	63,116
Square Enix Holdings Co., Ltd.	218	9,676
Take-Two Interactive Software, Inc.(a)	461	56,486
Toho Co., Ltd./Tokyo	296	10,723
Ubisoft Entertainment SA(a)	268	11,820
Universal Music Group NV(b)	2,070	41,475
Walt Disney Co., (The)(a)	5,198	490,691
Warner Bros Discovery, Inc.(a)	6,358	85,324

		1,639,406

INTERACTIVE MEDIA & SERVICES–2.1%
Adevinta ASA(a)	832	6,125
Alphabet, Inc.–Class A(a)	859	1,871,984
Alphabet, Inc.–Class C(a)	812	1,776,210
Auto Trader Group PLC	2,698	18,272
IAC/InterActiveCorp(a)	227	17,245
Kakaku.com, Inc.	296	4,916
Match Group, Inc.(a)	814	56,728
Meta Platforms, Inc.–Class A(a)	6,593	1,063,121
Pinterest, Inc.–Class A(a)	1,626	29,528
REA Group Ltd.(b)	151	11,660
Scout24 SE	229	11,797
SEEK Ltd.	959	13,911
Snap, Inc.–Class A(a)	3,129	41,084
Twitter, Inc.(a)	2,286	85,474
Z Holdings Corp.(b)	7,535	21,912
ZoomInfo Technologies, Inc.(a)	748	24,864

		5,054,831

MEDIA–0.2%
CyberAgent, Inc.	1,204	12,062
Dentsu Group, Inc.(b)	526	15,858

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

DISH Network Corp.–Class A(a)(b)	704	$12,623
Fox Corp.–Class A	901	28,976
Fox Corp.–Class B	423	12,563
Hakuhodo DY Holdings, Inc.	581	5,337
Informa PLC(a)	4,268	27,574
Interpublic Group of Cos., Inc. (The)	1,124	30,944
Liberty Broadband Corp.–Class C(a)	386	44,637
Liberty Media Corp.-Liberty SiriusXM–Class A(a)	216	7,785
Liberty Media Corp.-Liberty SiriusXM–Class C(a)	475	17,124
News Corp.–Class A	1,090	16,982
Omnicom Group, Inc.	597	37,975
Paramount Global–Class B(b)	1,735	42,820
Pearson PLC	1,945	17,811
Publicis Groupe SA	651	32,017
Vivendi SE	2,057	20,991
WPP PLC	3,261	32,940

		417,019

WIRELESS TELECOMMUNICATION SERVICES–0.3%
KDDI Corp.	4,568	144,049
Rogers Communications, Inc.–Class B	1,012	48,493
SoftBank Corp.	8,187	90,897
SoftBank Group Corp.(b)	3,362	130,306
T-Mobile US, Inc.(a)	1,784	240,019
Tele2 AB–Class B(b)	1,620	18,473
Vodafone Group PLC	76,916	119,596

		791,833

		10,638,667

ENERGY–2.9%
ENERGY EQUIPMENT & SERVICES–0.2%
Baker Hughes Co.–Class A	2,722	78,584
Halliburton Co.	2,565	80,438
Schlumberger NV	4,035	144,292
Tenaris SA	1,348	17,314

		320,628

OIL & GAS EXPLORATION & PRODUCTION–0.0%
ARC Resources Ltd.(b)	1,960	24,713

OIL, GAS & CONSUMABLE FUELS–2.7%
Aker BP ASA	903	31,328
Ampol Ltd.	680	16,050
APA Corp.	990	34,551
BP PLC	55,597	261,055

Company	Shares	U.S. $ Value

Cameco Corp.	1,136	$23,881
Canadian Natural Resources Ltd.	3,360	180,556
Cenovus Energy, Inc.	3,987	75,856
Cheniere Energy, Inc.	654	87,002
Chevron Corp.	5,561	805,122
ConocoPhillips	3,711	333,285
Coterra Energy, Inc.	2,322	59,884
Devon Energy Corp.	1,802	99,308
Diamondback Energy, Inc.	482	58,394
Enbridge, Inc.	5,785	244,307
ENEOS Holdings, Inc.	8,737	32,876
Eni SpA	7,206	85,468
EOG Resources, Inc.	1,672	184,656
EQT Corp.	967	33,265
Equinor ASA	2,790	97,219
Exxon Mobil Corp.	12,088	1,035,216
Galp Energia SGPS SA	1,431	16,744
Hess Corp.	796	84,328
Idemitsu Kosan Co., Ltd.	524	12,518
Imperial Oil Ltd.(b)	669	31,537
Inpex Corp.	2,918	31,282
Keyera Corp.(b)	631	14,412
Kinder Morgan, Inc.	5,826	97,644
Lundin Energy Mergerco AB(a)(d)(e)	571	22,884
Marathon Oil Corp.	2,051	46,106
Marathon Petroleum Corp.	1,614	132,687
Neste Oyj	1,208	53,733
Occidental Petroleum Corp.	2,667	157,033
OMV AG	420	19,753
ONEOK, Inc.	1,273	70,652
Parkland Corp.(b)	442	12,005
Pembina Pipeline Corp.(b)	1,571	55,532
Phillips 66	1,371	112,408
Pioneer Natural Resources Co.	659	147,010
Repsol SA(b)	4,142	61,061
Santos Ltd.	9,186	46,575
Shell PLC	21,723	565,727
Suncor Energy, Inc.	4,087	143,388
Targa Resources Corp.	619	36,936
TC Energy Corp.(b)	2,801	145,098
TotalEnergies SE	7,079	372,617
Tourmaline Oil Corp.(b)	895	46,537
Valero Energy Corp.	1,169	124,241
Williams Cos., Inc. (The)	3,469	108,267
Woodside Energy Group Ltd.(b)	5,380	118,244

		6,666,238

		7,011,579

MATERIALS–2.5%
CHEMICALS–1.3%
Air Liquide SA	1,494	201,097
Air Products and Chemicals, Inc.	633	152,224
Akzo Nobel NV	519	33,942

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Albemarle Corp.	335	$70,008
Arkema SA	170	15,207
Asahi Kasei Corp.	3,575	27,196
BASF SE	2,622	114,718
Celanese Corp.–Class A	309	36,341
CF Industries Holdings, Inc.	592	50,752
Chr Hansen Holding A/S	301	21,972
Clariant AG (REG)(b)	616	11,746
Corteva, Inc.	2,076	112,395
Covestro AG	551	19,147
Croda International PLC	398	31,459
Dow, Inc.	2,101	108,433
DuPont de Nemours, Inc.	1,464	81,369
Eastman Chemical Co.	368	33,035
Ecolab, Inc.	737	113,321
EMS-Chemie Holding AG (REG)	20	14,926
Evonik Industries AG	598	12,825
FMC Corp.	359	38,417
Givaudan SA (REG)	27	95,167
ICL Group Ltd.	2,021	18,462
IMCD NV(b)	163	22,288
International Flavors & Fragrances, Inc.	727	86,600
Johnson Matthey PLC	534	12,592
JSR Corp.	512	13,305
Koninklijke DSM NV	499	71,482
Linde PLC	1,464	420,944
LyondellBasell Industries NV–Class A	749	65,508
Mitsubishi Chemical Holdings Corp.	3,605	19,588
Mitsui Chemicals, Inc.	440	9,385
Mosaic Co. (The)	1,051	49,639
Nippon Paint Holdings Co., Ltd.(b)	2,322	17,374
Nippon Sanso Holdings Corp.	450	7,205
Nissan Chemical Corp.	397	18,324
Nitto Denko Corp.	414	26,777
Novozymes A/S–Class B	586	35,267
Nutrien Ltd.	1,574	125,350
OCI NV	300	9,869
Orica Ltd.(b)	1,167	12,768
PPG Industries, Inc.	674	77,065
RPM International, Inc.	370	29,126
Sherwin-Williams Co. (The)	707	158,304
Shin-Etsu Chemical Co., Ltd.	1,129	126,912
Sika AG (REG)	416	96,028
Solvay SA	212	17,271
Sumitomo Chemical Co., Ltd.	4,172	16,328
Symrise AG	379	41,336
Toray Industries, Inc.	3,953	22,251
Tosoh Corp.	716	8,906
Umicore SA	598	20,962

Company	Shares	U.S. $ Value

Yara International ASA	473	$19,819

		3,072,732

COMMODITY CHEMICALS–0.0%
Westlake Corp.	110	10,782

CONSTRUCTION MATERIALS–0.1%
CRH PLC	2,187	75,471
HeidelbergCement AG	413	19,940
Holcim AG	1,583	67,894
James Hardie Industries PLC	1,271	27,826
Martin Marietta Materials, Inc.	179	53,564
Vulcan Materials Co.	379	53,856

		298,551

CONTAINERS & PACKAGING–0.1%
Amcor PLC	4,321	53,710
Avery Dennison Corp.	236	38,201
Ball Corp.	918	63,131
CCL Industries, Inc.–Class B	432	20,419
Crown Holdings, Inc.	356	32,813
International Paper Co.	1,021	42,708
Packaging Corp. of America	267	36,712
Sealed Air Corp.	423	24,416
Smurfit Kappa Group PLC	702	23,673
Westrock Co.	751	29,920

		365,703

METALS & MINING–0.9%
Agnico Eagle Mines Ltd.(b)	1,303	59,643
Alcoa Corp.	526	23,975
Anglo American PLC	3,629	129,732
Antofagasta PLC	1,125	15,886
ArcelorMittal SA	1,740	39,020
Barrick Gold Corp. (Toronto)	5,080	89,823
BHP Group Ltd.	14,453	413,841
BlueScope Steel Ltd.	1,399	15,415
Boliden AB	781	24,977
Cleveland-Cliffs, Inc.(a)	1,497	23,009
Evolution Mining Ltd.(b)	5,233	8,550
First Quantum Minerals Ltd.	1,677	31,815
Fortescue Metals Group Ltd.	4,834	58,128
Franco-Nevada Corp.	546	71,822
Freeport-McMoRan, Inc.	4,153	121,517
Glencore PLC	28,233	152,922
Hitachi Metals Ltd.(a)	610	9,234
Ivanhoe Mines Ltd.–Class A(a)(b)	1,727	9,942
JFE Holdings, Inc.	1,378	14,497
Kinross Gold Corp.	3,552	12,638
Lundin Mining Corp.	1,879	11,912

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Mineral Resources Ltd.	485	$16,278
Newcrest Mining Ltd.	2,541	36,200
Newmont Corp.	2,277	135,869
Nippon Steel Corp.	2,295	32,119
Norsk Hydro ASA	3,839	21,695
Northern Star Resources Ltd.(b)	3,326	15,601
Nucor Corp.	769	80,291
Pan American Silver Corp.	600	11,788
Rio Tinto Ltd.	1,060	75,619
Rio Tinto PLC	3,208	191,795
South32 Ltd.(b)	13,276	35,974
Steel Dynamics, Inc.	546	36,118
Sumitomo Metal Mining Co., Ltd.	672	20,835
Teck Resources Ltd.–Class B	1,354	41,403
voestalpine AG	331	7,074
Wheaton Precious Metals Corp.(b)	1,287	46,373

		2,143,330

PAPER & FOREST PRODUCTS–0.1%
Holmen AB–Class B	268	10,917
Mondi PLC	1,386	24,602
Oji Holdings Corp.	2,281	9,882
Stora Enso Oyj–Class R	1,573	24,924
Svenska Cellulosa AB SCA–Class B	1,729	25,978
UPM-Kymmene Oyj	1,523	46,700
West Fraser Timber Co., Ltd.(b)	221	16,958

		159,961

		6,051,059

UTILITIES–1.8%
ELECTRIC UTILITIES–1.0%
Acciona SA(b)	71	13,082
Alliant Energy Corp.	715	41,906
American Electric Power Co., Inc.	1,440	138,154
Chubu Electric Power Co., Inc.	1,839	18,518
CK Infrastructure Holdings Ltd.	903	5,547
CLP Holdings Ltd.	4,629	38,468
Constellation Energy Corp.	931	53,309
Duke Energy Corp.	2,197	235,540
Edison International	1,087	68,742
EDP–Energias de Portugal SA	7,925	36,933
Electricite de France SA	1,600	13,142
Elia Group SA/NV	94	13,350
Emera, Inc.(b)	746	34,947
Endesa SA(b)	906	17,139
Enel SpA	23,221	127,349
Entergy Corp.	580	65,331

Company	Shares	U.S. $ Value

Evergy, Inc.	655	$42,739
Eversource Energy	984	83,118
Exelon Corp.	2,796	126,715
FirstEnergy Corp.	1,547	59,389
Fortis, Inc./Canada	1,350	63,819
Fortum Oyj	1,268	19,166
HK Electric Investments & HK Electric Investments Ltd.–Class SS(c)	6,615	6,070
Hydro One Ltd.(c)	939	25,248
Iberdrola SA	17,189	178,962
Kansai Electric Power Co., Inc. (The)	1,971	19,510
Mercury NZ Ltd.	1,945	6,848
NextEra Energy, Inc.	5,604	434,086
NRG Energy, Inc.	691	26,375
Origin Energy Ltd.(b)	5,028	19,959
Orsted AS	540	56,875
PG&E Corp.(a)	4,253	42,445
Power Assets Holdings Ltd.	3,858	24,305
PPL Corp.	2,099	56,946
Red Electrica Corp. SA(b)	1,158	21,920
Southern Co. (The)	3,027	215,855
SSE PLC	3,043	60,055
Terna–Rete Elettrica Nazionale(b)	4,017	31,583
Tokyo Electric Power Co. Holdings, Inc.(a)	4,284	17,921
Verbund AG	195	19,168
Xcel Energy, Inc.	1,554	109,961

		2,690,495

GAS UTILITIES–0.1%
AltaGas Ltd.	800	16,880
APA Group(b)	3,368	26,229
Atmos Energy Corp.	387	43,383
Enagas SA(b)	710	15,703
Hong Kong & China Gas Co., Ltd.	31,787	34,305
Naturgy Energy Group SA(b)	415	11,992
Osaka Gas Co., Ltd.	1,040	19,932
Snam SpA(b)	5,757	30,203
Tokyo Gas Co., Ltd.	1,050	21,760
UGI Corp.	599	23,127

		243,514

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS–0.1%
AES Corp. (The)	1,905	40,024
Brookfield Renewable Corp.–Class A(b)	368	13,108
EDP Renovaveis SA	822	19,418
Meridian Energy Ltd.	3,676	10,727
Northland Power, Inc.	647	19,261
Uniper SE	261	3,901
Vistra Corp.	1,240	28,334

		134,773

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

MULTI-UTILITIES–0.5%
Algonquin Power & Utilities Corp.(b)	1,918	$25,778
Ameren Corp.	736	66,505
Canadian Utilities Ltd.–Class A	365	10,886
CenterPoint Energy, Inc.	1,795	53,096
CMS Energy Corp.	827	55,822
Consolidated Edison, Inc.	1,011	96,146
Dominion Energy, Inc.	2,314	184,680
DTE Energy Co.	553	70,093
E.ON SE	6,410	53,992
Engie SA	5,214	60,373
National Grid PLC	10,406	133,727
NiSource, Inc.	1,157	34,120
Public Service Enterprise Group, Inc.	1,434	90,743
RWE AG	1,834	67,832
Sempra Energy	902	135,544
United Utilities Group PLC	1,946	24,224
Veolia Environnement SA	1,897	46,502
WEC Energy Group, Inc.	901	90,677

		1,300,740

WATER UTILITIES–0.1%
American Water Works Co., Inc.	519	77,212
Essential Utilities, Inc.	685	31,407
Severn Trent PLC	714	23,705

		132,324

		4,501,846

REAL ESTATE–1.6%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)–1.3%
Alexandria Real Estate Equities, Inc.	434	62,943
American Tower Corp.	1,302	332,778
Ascendas Real Estate Investment Trust	8,639	17,730
AvalonBay Communities, Inc.	399	77,506
Boston Properties, Inc.	425	37,817
British Land Co. PLC (The)	2,513	13,747
Camden Property Trust	281	37,789
Canadian Apartment Properties REIT	242	8,426
CapitaLand Integrated Commercial Trust	14,593	22,812
Covivio	135	7,542
Crown Castle International Corp.	1,234	207,781
Daiwa House REIT Investment Corp.	7	15,910
Dexus	3,070	18,879
Digital Realty Trust, Inc.	812	105,422
Duke Realty Corp.	1,093	60,060
Equinix, Inc.	259	170,168

Company	Shares	U.S. $ Value

Equity LifeStyle Properties, Inc.	504	$35,517
Equity Residential	1,020	73,664
Essex Property Trust, Inc.	187	48,902
Extra Space Storage, Inc.	383	65,156
Gecina SA	131	12,294
GLP J-REIT	13	15,931
Goodman Group	4,800	59,269
GPT Group (The)(b)	5,469	15,984
Healthpeak Properties, Inc.	1,539	39,876
Host Hotels & Resorts, Inc.	2,039	31,972
Invitation Homes, Inc.	1,735	61,731
Iron Mountain, Inc.	827	40,267
Japan Metropolitan Fund Invest	21	16,363
Japan Real Estate Investment Corp.	4	18,419
Kimco Realty Corp.	1,760	34,795
Klepierre SA	614	11,882
Land Securities Group PLC	2,011	16,319
Link REIT	5,173	42,270
Mapletree Commercial Trust(b)	6,196	8,166
Mapletree Logistics Trust	9,093	11,004
Medical Properties Trust, Inc.	1,703	26,005
Mid-America Apartment Communities, Inc.	330	57,641
Mirvac Group	11,256	15,386
Nippon Building Fund, Inc.	5	24,954
Nippon Prologis REIT, Inc.	6	14,778
Nomura Real Estate Master Fund, Inc.	13	16,238
Prologis, Inc.	2,113	248,594
Public Storage	450	140,702
Realty Income Corp.	1,688	115,223
Regency Centers Corp.	440	26,096
RioCan Real Estate Investment Trust	433	6,735
SBA Communications Corp.	311	99,536
Scentre Group	14,819	26,608
Segro PLC	3,433	40,982
Simon Property Group, Inc.	938	89,035
Stockland	6,815	17,016
Sun Communities, Inc.	331	52,748
UDR, Inc.	908	41,804
Ventas, Inc.	1,141	58,682
VICI Properties, Inc.(b)	2,748	81,863
Vicinity Centres	11,047	14,034
Vornado Realty Trust	465	13,294
Warehouses De Pauw CVA	424	13,379
Welltower, Inc.	1,277	105,161
Weyerhaeuser Co.	2,131	70,579
WP Carey, Inc.	544	45,076

		3,319,240

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

REAL ESTATE MANAGEMENT & DEVELOPMENT–0.3%
Aroundtown SA	2,852	$9,122
Azrieli Group Ltd.	121	8,519
Capitaland Investment Ltd./Singapore(b)	6,504	17,901
CBRE Group, Inc.–Class A(a)	956	70,371
City Developments Ltd.(b)	1,050	6,167
CK Asset Holdings Ltd.	5,031	35,747
Daito Trust Construction Co., Ltd.	183	15,831
Daiwa House Industry Co., Ltd.	1,644	38,448
ESR Group Ltd.(a)(c)	4,748	12,875
FirstService Corp.	113	13,707
Hang Lung Properties Ltd.	5,030	9,571
Henderson Land Development Co., Ltd.	3,938	14,800
Hongkong Land Holdings Ltd.(b)	2,395	12,028
Hulic Co., Ltd.(b)	1,001	7,764
LEG Immobilien SE	208	17,310
Lendlease Corp., Ltd.(b)	1,966	12,384
Mitsubishi Estate Co., Ltd.	3,335	48,335
Mitsui Fudosan Co., Ltd.	2,569	55,195
New World Development Co., Ltd.	3,625	13,058
Nomura Real Estate Holdings, Inc.	331	8,098
Sagax AB–Class B	543	10,067
Sino Land Co., Ltd.	9,242	13,647
Sumitomo Realty & Development Co., Ltd.	856	22,597
Sun Hung Kai Properties Ltd.	3,616	42,814
Swire Pacific Ltd.–Class A	435	2,598
Swire Properties Ltd.	2,422	6,030
Swiss Prime Site AG (REG)	228	20,033
Unibail-Rodamco-Westfield(a)	336	17,083
UOL Group Ltd.	370	1,961
Vonovia SE	1,995	61,726
Wharf Real Estate Investment Co., Ltd.	3,876	18,509
Zillow Group, Inc.–Class C(a)(b)	470	14,922

		659,218

REAL ESTATE OPERATING COMPANIES–0.0%
Fastighets AB Balder–Class B(a)	1,801	8,628

RESIDENTIAL REITs–0.0%
American Homes 4 Rent–Class A	893	31,648

		4,018,734

Company	Shares	U.S. $ Value

INSURANCE–0.0%
MULTI-LINE INSURANCE–0.0%
Aviva PLC	8,077	$39,563

Total Common Stocks (cost $101,516,642)		140,358,279

	Principal Amount (000)
GOVERNMENTS– TREASURIES–36.1%
UNITED STATES–36.1%
U.S. Treasury Bonds 1.875%, 11/15/2051	$ 182	137,449
2.00%, 02/15/2050	352	274,797
2.25%, 08/15/2046–02/15/2052	5,453	4,463,018
2.375%, 11/15/2049–05/15/2051	2,866	2,440,023
2.50%, 02/15/2045–05/15/2046	330	281,646
2.75%, 08/15/2047	143	129,104
2.875%, 05/15/2043–05/15/2049	3,767	3,454,213
3.00%, 05/15/2045–02/15/2049	2,311	2,189,850
3.125%, 11/15/2041–02/15/2043	648	621,918
3.50%, 02/15/2039	12	12,799
3.625%, 08/15/2043	1,869	1,927,973
3.75%, 08/15/2041–11/15/2043	226	237,898
3.875%, 08/15/2040	161	173,791
4.25%, 05/15/2039	134	153,452
4.375%, 11/15/2039–05/15/2041	694	803,655
4.50%, 08/15/2039	179	211,124
4.75%, 02/15/2037–02/15/2041	626	758,621
5.25%, 11/15/2028	378	425,041
5.375%, 02/15/2031	359	422,717
5.50%, 08/15/2028	762	864,416
6.00%, 02/15/2026	1,336	1,469,270
6.125%, 11/15/2027	404	464,014
6.25%, 08/15/2023–05/15/2030	447	534,289
6.875%, 08/15/2025	471	524,391
7.625%, 02/15/2025	158	176,331
U.S. Treasury Notes 0.25%, 06/30/2025–09/30/2025	6,368	5,843,331
0.375%, 04/30/2025–01/31/2026	5,215	4,775,741
0.50%, 03/31/2025–02/28/2026	1,219	1,114,010
0.625%, 05/15/2030–08/15/2030	1,931	1,609,437

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company		Principal Amount (000)	U.S. $ Value

0.75%, 04/30/2026–08/31/2026	$	3,874	$3,546,025
0.875%, 09/30/2026–11/15/2030		3,558	3,114,797
1.125%, 10/31/2026–02/15/2031		1,662	1,503,160
1.25%, 12/31/2026		919	850,279
1.375%, 11/15/2031		861	748,935
1.50%, 09/30/2024–02/15/2030		4,666	4,435,115
1.625%, 02/15/2026–05/15/2031		6,221	5,711,921
1.75%, 07/31/2024–11/15/2029		1,848	1,747,502
1.875%, 02/28/2027–02/15/2032		2,347	2,170,659
2.00%, 05/31/2024–11/15/2026		10,828	10,480,165
2.125%, 03/31/2024–05/15/2025		3,868	3,784,288
2.25%, 04/30/2024–11/15/2027		4,830	4,686,178
2.375%, 08/15/2024–05/15/2029		5,048	4,888,481
2.50%, 01/31/2024–05/15/2024		2,324	2,306,032
2.625%, 02/15/2029		451	439,573
2.75%, 02/15/2028		129	126,649
2.875%, 05/15/2028		400	396,297
3.125%, 11/15/2028		912	915,462

Total Governments–Treasuries (cost $94,727,419)			88,345,837

	Shares
INVESTMENT COMPANIES–1.9%
FUNDS AND INVESTMENT TRUSTS–1.9%
AB All Market Real Return Portfolio–Class Z(f)(g) (cost $5,170,000)		512,897	4,734,038

	Notional Amount
OPTIONS PURCHASED– PUTS–0.5%
OPTIONS ON INDICES–0.5%
Euro STOXX 50 Index Expiration: Jun 2023; Contracts: 570; Exercise Price: EUR 2,700.00; Counterparty: UBS AG(a)	EUR	1,539,000	72,699

Company		Notional Amount	U.S. $ Value

FTSE 100 Index Expiration: Apr 2023; Contracts: 110; Exercise Price: GBP 6,000.00; Counterparty: UBS AG(a)	GBP	660,000	$28,952
Nikkei 225 Index Expiration: Jun 2023; Contracts: 7,000; Exercise Price: JPY 21,500.00; Counterparty: UBS AG(a)	JPY	150,500,000	41,002
S&P 500 Index Expiration: Jan 2023; Contracts: 4,300; Exercise Price: USD 3,700.00; Counterparty: UBS AG(a)	USD	15,910,000	1,001,041

Total Options Purchased–Puts (premiums paid $690,099)			1,143,694

	Shares
SHORT-TERM INVESTMENTS–3.1%
INVESTMENT COMPANIES–3.1%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.30%(f)(g)(h) (cost $7,484,833)		7,484,833	7,484,833

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–99.0% (cost $209,588,993)			242,066,681

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.3%
INVESTMENT COMPANIES–0.3%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.30%(f)(g)(h) (cost $729,061)		729,061	729,061

TOTAL INVESTMENTS–99.3% (cost $210,318,054)			242,795,742
Other assets less liabilities–0.7%			1,624,446

NET ASSETS–100.0%			$244,420,188

AB Variable Products Series Fund

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	18	September 2022	$1,477,211	$30,998
Canadian 10 Yr Bond Futures	11	September 2022	1,059,579	17,151
Hang Seng Futures	8	July 2022	1,108,426	(16,860)
Long Gilt Futures	3	September 2022	416,244	(15,609)
MSCI EAFE Futures	2	September 2022	185,660	2,886
MSCI Emerging Market Futures	72	September 2022	3,609,720	20,392
Nikkei 225 (CME) Futures	1	September 2022	194,428	(11,302)
SPI 200 Futures	4	September 2022	445,971	(5,147)
U.S. T-Note 2 Yr (CBT) Futures	23	September 2022	4,830,359	(13,684)
U.S. T-Note 5 Yr (CBT) Futures	4	September 2022	449,000	(2,036)
U.S. T-Note 10 Yr (CBT) Futures	43	September 2022	5,096,844	(70,325)
U.S. Ultra Bond (CBT) Futures	14	September 2022	2,160,813	(66,310)

Sold Contracts
Euro STOXX 50 Index Futures	27	September 2022	973,619	10,678
FTSE 100 Index Futures	29	September 2022	2,513,835	(7,110)
MSCI Singapore IX ETS Futures	24	July 2022	484,647	19,927
OMXS 30 Index Futures	60	July 2022	1,097,094	9,852
S&P 500 E-Mini Futures	50	September 2022	9,473,750	189,652
S&P TSX 60 Index Futures	14	September 2022	2,485,239	15,661
TOPIX Index Futures	16	September 2022	2,205,778	87,768

				$196,582

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	1,822	JPY	232,627	07/15/2022	$(106,582)
Bank of America, NA	CAD	1,343	USD	1,047	07/21/2022	3,097
Bank of America, NA	GBP	6,562	USD	8,234	08/25/2022	237,638
Bank of America, NA	USD	2,648	NOK	26,467	09/22/2022	44,131
Bank of America, NA	USD	2,963	SEK	30,223	09/22/2022	1,582
Citibank, NA	USD	4,296	EUR	4,057	07/28/2022	(38,564)
Deutsche Bank AG	EUR	7,164	USD	7,571	07/28/2022	52,790
HSBC Bank USA	CHF	4,441	USD	4,776	07/13/2022	121,176
HSBC Bank USA	CHF	1,867	USD	1,880	07/13/2022	(76,462)
HSBC Bank USA	USD	530	CHF	527	07/13/2022	22,280
HSBC Bank USA	USD	4,859	JPY	620,301	07/15/2022	(285,115)
HSBC Bank USA	AUD	3,781	USD	2,650	07/21/2022	39,495
HSBC Bank USA	USD	2,222	AUD	3,224	07/21/2022	3,432
HSBC Bank USA	USD	2,957	CAD	3,816	07/21/2022	7,224
HSBC Bank USA	EUR	2,742	USD	2,868	07/28/2022	(9,686)
HSBC Bank USA	USD	711	EUR	667	07/28/2022	(10,765)
HSBC Bank USA	USD	1,096	NZD	1,744	08/26/2022	(6,930)
JPMorgan Chase Bank, NA	JPY	85,661	USD	665	07/15/2022	33,106

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	1,467	AUD	2,042	07/21/2022	$(57,219)
JPMorgan Chase Bank, NA	USD	657	CAD	831	07/21/2022	(11,046)
JPMorgan Chase Bank, NA	EUR	1,630	USD	1,752	07/28/2022	41,311
Morgan Stanley Capital Services, Inc.	USD	1,905	CHF	1,819	07/13/2022	1,160
Morgan Stanley Capital Services, Inc.	JPY	620,301	USD	4,810	07/15/2022	235,242
Morgan Stanley Capital Services, Inc.	AUD	2,222	USD	1,593	07/21/2022	58,693
Morgan Stanley Capital Services, Inc.	CAD	2,815	USD	2,206	07/21/2022	18,788
Morgan Stanley Capital Services, Inc.	USD	1,027	AUD	1,445	07/21/2022	(29,007)
State Street Bank & Trust Co.	CHF	303	USD	315	07/13/2022	(1,903)
State Street Bank & Trust Co.	USD	477	CHF	465	07/13/2022	10,553
State Street Bank & Trust Co.	JPY	15,403	USD	121	07/15/2022	7,098
State Street Bank & Trust Co.	USD	1,270	JPY	168,632	07/15/2022	(26,011)
State Street Bank & Trust Co.	CAD	155	USD	121	07/21/2022	353
State Street Bank & Trust Co.	USD	250	AUD	355	07/21/2022	(4,727)
State Street Bank & Trust Co.	USD	340	CAD	431	07/21/2022	(5,142)
State Street Bank & Trust Co.	USD	606	EUR	567	07/28/2022	(10,336)
State Street Bank & Trust Co.	USD	765	GBP	618	08/25/2022	(12,191)
State Street Bank & Trust Co.	NZD	177	USD	114	08/26/2022	3,785
State Street Bank & Trust Co.	USD	111	NZD	177	08/26/2022	(782)
State Street Bank & Trust Co.	SEK	4,463	USD	437	09/22/2022	(440)
UBS AG	USD	3,325	CAD	4,158	07/21/2022	(94,720)

						$155,306

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 38, 5 Year Index, 06/20/2027*	5.00%	Quarterly	5.76%	USD	2,376	$(65,976)	$(66,601)	$625

*	Termination date

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $115,581 or 0.0% of net assets.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	Fair valued by the Adviser.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(g)	Affiliated investments.

(h)	The rate shown represents the 7-day yield as of period end.

AB Variable Products Series Fund

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Great British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

CBT—Chicago Board of Trade

CDX-NAHY—North American High Yield Credit Default Swap Index

CME—Chicago Mercantile Exchange

EAFE—Europe, Australia, and Far East

ETS—Emission Trading Scheme

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

OMXS—Stockholm Stock Exchange

REG—Registered Shares

REIT—Real Estate Investment Trust

SPI—Share Price Index

TOPIX—Tokyo Price Index

TSX—Toronto Stock Exchange

See notes to financial statements.

DYNAMIC ASSET ALLOCATION PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2022 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $196,934,160)	$229,847,810	(a)
Affiliated issuers (cost $13,383,894—including investment of cash collateral for securities loaned of $729,061)	12,947,932
Cash	1,370
Cash collateral due from broker	1,939,814
Foreign currencies, at value (cost $837,070)	834,067
Unaffiliated dividends and interest receivable	963,419
Unrealized appreciation on forward currency exchange contracts	942,934
Receivable for investment securities sold	863,997
Receivable for variation margin on futures	320,325
Receivable for capital stock sold	9,378
Affiliated dividends receivable	4,403

Total assets	248,675,449

LIABILITIES
Payable for investment securities purchased and foreign currency transactions	1,310,967
Cash collateral due to broker	1,000,000
Unrealized depreciation on forward currency exchange contracts	787,628
Payable for collateral received on securities loaned	729,061
Advisory fee payable	123,646
Distribution fee payable	50,927
Payable for capital stock redeemed	40,436
Administrative fee payable	21,196
Payable for variation margin on centrally cleared swaps	2,740
Directors’ fees payable	472
Transfer Agent fee payable	90
Foreign capital gains tax payable	46
Accrued expenses	188,052

Total liabilities	4,255,261

NET ASSETS	$244,420,188

COMPOSITION OF NET ASSETS
Capital stock, at par	$19,833
Additional paid-in capital	125,766,013
Distributable earnings	118,634,342

NET ASSETS	$244,420,188

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$299,627	24,148	$12.41

B	$244,120,561	19,808,775	$12.32

(a)	Includes securities on loan with a value of $3,544,980 (see Note E).

See notes to financial statements.

DYNAMIC ASSET ALLOCATION PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2022 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $129,502)	$1,814,404
Affiliated issuers	6,630
Interest	859,310
Securities lending income	9,939

2,690,283

EXPENSES
Advisory fee (see Note B)	937,626
Distribution fee—Class B	334,454
Transfer agency—Class A	2
Transfer agency—Class B	1,456
Custody and accounting	83,564
Audit and tax	48,045
Administrative	41,543
Legal	23,669
Printing	17,059
Directors’ fees	10,909
Miscellaneous	18,407

Total expenses	1,516,734
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(51,756)

Net expenses	1,464,978

Net investment income	1,225,305

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	1,361,518
Forward currency exchange contracts	(211,729)
Futures	(2,180,615)
Swaps	45,892
Foreign currency transactions	(150,781)
Net change in unrealized appreciation/depreciation of:
Affiliated Underlying Portfolios	(435,962)
Investments	(50,110,403)
Forward currency exchange contracts	84,187
Futures	(266,534)
Swaps	(26,632)
Foreign currency denominated assets and liabilities	(43,050)

Net loss on investment and foreign currency transactions	(51,934,109)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(50,708,804)

See notes to financial statements.

DYNAMIC ASSET ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,225,305		$3,445,840
Net realized gain (loss) on investment and foreign currency transactions	(1,135,715)		95,963,763
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(50,798,394)		(57,087,798)

Net increase (decrease) in net assets from operations	(50,708,804)		42,321,805
Distributions to Shareholders
Class A	–0	–	(7,238)
Class B	–0	–	(4,827,444)
CAPITAL STOCK TRANSACTIONS
Net decrease	(7,202,677)		(283,941,527)

Total decrease	(57,911,481)		(246,454,404)
NET ASSETS
Beginning of period	302,331,669		548,786,073

End of period	$244,420,188		$302,331,669

See notes to financial statements.

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Dynamic Asset Allocation Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is to maximize total return consistent with AllianceBernstein L.P. (the “Adviser”) determination of reasonable risk. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers 10 separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The

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earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread

AB Variable Products Series Fund

comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2022:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Information Technology	$26,470,918		$3,028,885		$–0	–	$29,499,803
Health Care	14,556,075		5,292,877		–0	–	19,848,952
Financials	12,151,686		6,771,057		–0	–	18,922,743
Consumer Discretionary	10,464,778		4,401,746		–0	–	14,866,524
Industrials	8,261,936		5,684,007		–0	–	13,945,943
Consumer Staples	6,857,680		4,155,186		–0	–	11,012,866
Communication Services	8,737,584		1,901,083		–0	–	10,638,667
Energy	5,149,131		1,839,564		22,884		7,011,579
Materials	3,093,959		2,957,100		–0	–	6,051,059
Utilities	3,137,521		1,364,325		–0	–	4,501,846
Real Estate	2,942,145		1,076,589		–0	–	4,018,734
Insurance	–0	–	39,563		–0	–	39,563
Governments—Treasuries	–0	–	88,345,837		–0	–	88,345,837
Investment Companies	4,734,038		–0	–	–0	–	4,734,038
Options Purchased—Puts	–0	–	1,143,694		–0	–	1,143,694
Short-Term Investments	7,484,833		–0	–	–0	–	7,484,833
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	729,061		–0	–	–0	–	729,061

Total Investments in Securities	114,771,345		128,001,513		22,884		242,795,742
Other Financial Instruments(a):
Assets:
Futures	404,965		–0	–	–0	–	404,965	(b)
Forward Currency Exchange Contracts	–0	–	942,934		–0	–	942,934
Liabilities:
Futures	(208,383)		–0	–	–0	–	(208,383	)(b)
Forward Currency Exchange Contracts	–0	–	(787,628)		–0	–	(787,628)
Centrally Cleared Credit Default Swaps	–0	–	(65,976)		–0	–	(65,976	)(b)

Total	$114,967,927		$128,090,843		$22,884		$243,081,654

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and

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foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .70% of the Portfolio’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to .85% and 1.10% of daily average net assets for Class A and Class B shares, respectively. The Expense Caps will remain in effect until May 1, 2023 and then may be extended by the Adviser for additional one-year terms. For the six months ended June 30, 2022, such reimbursements/waivers amounted to $43,735.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2022, the reimbursement for such services amounted to $41,543.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $873 for the six months ended June 30, 2022.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The

AB Variable Products Series Fund

Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Portfolio in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2022, such waiver amounted to $1,789.

In connection with the Portfolio’s investments in AB All Market Real Return Portfolio, the Adviser has contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fees of AB mutual funds, as paid by the Portfolio as an acquired fund fee and expense. These fee waivers and/or expense reimbursements will remain in effect until May 1, 2023. For the six months ended June 30, 2022, such waivers and/or reimbursements amounted to $6,095.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2022 is as follows:

											Distributions
Portfolio	Market Value 12/31/21 (000)		Purchases at Cost (000)	Sales Proceeds (000)		Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 6/30/22 (000)	Dividend Income (000)		Realized Gains (000)
Government Money Market Portfolio	$7,966		$28,781	$29,262		$–0	–	$–0	–	$7,485	$7		$–0	–
AB Bond Fund, Inc.—AB All Market Real Return Portfolio	–0	–	5,170	–0	–	–0	–	(436)		4,734	–0	–	–0	–
Government Money Market Portfolio*	1,312		8,863	9,446		–0	–	–0	–	729	1		–0	–

Total						$–0	–	$(436)		$12,948	$8		$–0	–

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2022 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$10,069,473	$9,207,507
U.S. government securities	10,980,309	18,802,225

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The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$50,035,556
Gross unrealized depreciation	(17,205,355)

Net unrealized appreciation	$32,830,201

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2022, the Portfolio held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2022, the Portfolio held forward currency exchange contracts for hedging and non-hedging purposes.

AB Variable Products Series Fund

•	Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Portfolio may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. The Portfolio’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

During the six months ended June 30, 2022, the Portfolio held purchased options for hedging and non-hedging purposes.

•	Swaps

The Portfolio may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Portfolio may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swaps to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are

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settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolio enters into a centrally cleared swap, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Credit Default Swaps:

The Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit

AB Variable Products Series Fund

soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended June 30, 2022, the Portfolio held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Portfolio may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Portfolio is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

During the six months ended June 30, 2022, the Portfolio held total return swaps for hedging and non-hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended June 30, 2022, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on futures	$48,148	*	Receivable/Payable for variation margin on futures	$167,963	*

Equity contracts	Receivable/Payable for variation margin on futures	356,817	*	Receivable/Payable for variation margin on futures	40,420	*

Credit contracts	Receivable/Payable for variation margin on centrally cleared swaps	625	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	942,934		Unrealized depreciation on forward currency exchange contracts	787,628

Equity contracts	Investments in securities, at value	1,143,694

Total		$2,492,218			$996,011

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$(1,763,656)	$(334,168)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	(416,959)	67,634

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	(211,729)	84,187

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	(96,395)	573,603
Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	1,834	625

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	44,058	(27,257)

Total		$(2,442,847)	$364,624

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2022:

Futures:
Average notional amount of buy contracts	$35,700,200
Average notional amount of sale contracts	$11,828,961
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$42,793,240
Average principal amount of sale contracts	$47,328,924
Purchased Options:
Average notional amount	$29,232,374
Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$2,376,000	(a)
Total Return Swaps:
Average notional amount	$919,325	(b)

(a)	Positions were open for one month during the period.

(b)	Positions were open for five months during the period.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements

AB Variable Products Series Fund

(“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2022. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Bank of America, NA	$286,448	$(106,582)	$–0	–	$–0	–	$179,866
Deutsche Bank AG	52,790	–0	–	–0	–	–0	–	52,790
HSBC Bank USA	193,607	(193,607)	–0	–	–0	–	–0	–
JPMorgan Chase Bank, NA	74,417	(68,265)	–0	–	–0	–	6,152
Morgan Stanley Capital Services, Inc.	313,883	(29,007)	–0	–	–0	–	284,876
State Street Bank & Trust Co.	21,789	(21,789)	–0	–	–0	–	–0	–
UBS AG	1,143,694	(94,720)	(1,000,000)	–0	–	48,974

Total	$2,086,628	$(513,970)	$(1,000,000)	$–0	–	$572,658	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America, NA	$106,582	$(106,582)	$–0	–	$–0	–	$–0	–
Citibank, NA	38,564	–0	–	–0	–	–0	–	38,564
HSBC Bank USA	388,958	(193,607)	–0	–	–0	–	195,351
JPMorgan Chase Bank, NA	68,265	(68,265)	–0	–	–0	–	–0	–
Morgan Stanley Capital Services, Inc.	29,007	(29,007)	–0	–	–0	–	–0	–
State Street Bank & Trust Co.	61,532	(21,789)	–0	–	–0	–	39,743
UBS AG	94,720	(94,720)	–0	–	–0	–	–0	–

Total	$787,628	$(513,970)	$–0	–	$–0	–	$273,658	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2022 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$3,544,980	$729,061	$3,067,474	$9,339	$600	$137

*	As of June 30, 2022.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021
Class A
Shares sold	3,831		4,182	$52,169		$60,584
Shares issued in reinvestment of dividends	–0	–	493	–0	–	7,238
Shares redeemed	(7,242)		(3,316)	(100,502)		(47,220)

Net increase (decrease)	(3,411)		1,359	$(48,333)		$20,602

Class B
Shares sold	541,296		1,070,080	$7,165,716		$15,318,153
Shares issued in reinvestment of dividends	–0	–	330,195	–0	–	4,827,444
Shares redeemed	(1,058,897)		(20,825,702)	(14,320,060)		(304,107,726)

Net decrease	(517,601)		(19,425,427)	$(7,154,344)		$(283,962,129)

At June 30, 2022, certain shareholders of the Portfolio owned 91% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

AB Variable Products Series Fund

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the end of a recent period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Allocation Risk—The allocation of investments among different global asset classes may have a significant effect on the Portfolio’s net asset value, or NAV, when one of these asset classes is performing more poorly than others. As both the direct investments and derivatives positions will be periodically adjusted to reflect the Adviser’s view of market and economic conditions, there will be transaction costs that may be, over time, significant. In addition, there is a risk that certain asset allocation decisions may not achieve the desired results and, as a result, the Portfolio may incur significant losses.

Foreign (Non-U.S.) Risk—The Portfolio’s investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

ETF Risk—ETFs, are investment companies. When the Portfolio invests in an ETF, the Portfolio bears its share of the ETF’s expenses and runs the risk that the ETF may not achieve its investment objective.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Real Estate Risk—The Portfolio’s investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

market generally. Investments in real estate investment trusts, or REIT’s, may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes. Some REIT’s may utilize leverage, which increases investment risk and may potentially increase the Portfolio’s losses.

LIBOR Transition and Associated Risk—A Portfolio may be exposed to debt securities, derivatives or other financial instruments that are tied to the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and LIBOR’s administrator, ICE Benchmark Administration, have since announced that most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) will no longer be published after the end of 2021 but that the most widely used U.S. dollar LIBOR settings will continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (referred to as SOFR), which is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Portfolio’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting a Portfolio’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The potential effects of a phase out of LIBOR on LIBOR-based investments are currently unknown.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2022.

AB Variable Products Series Fund

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2022 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2021 and December 31, 2020 were as follows:

	2021	2020
Distributions paid from:
Ordinary income	$4,834,682	$7,954,194

Total taxable distributions paid	$4,834,682	$7,954,194

As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$6,504,224
Undistributed capital gains	82,204,270	(a)
Other losses	(614,284	)(b)
Unrealized appreciation/(depreciation)	81,248,936	(c)

Total accumulated earnings/(deficit)	$169,343,146

(a)	During the fiscal year, the Portfolio utilized $9,750,954 of capital loss carry forwards to offset current year net realized gains.

(b)	As of December 31, 2021, the cumulative deferred loss on straddles was $614,284.

(c)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, return of capital distributions received from underlying securities, the tax treatment of passive foreign investment companies (PFICs), the tax deferral of losses on wash sales, the tax treatment of partnership investments, and corporate restructuring.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2021, the Portfolio did not have any capital loss carryforwards.

NOTE J: Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2020-04, “Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

DYNAMIC ASSET ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31,
2021	2020	2019	2018	2017
Net asset value, beginning of period	$14.94	$13.89	$13.46	$11.91	$13.07	$11.63

Income From Investment Operations
Net investment income (a)(b)	.08	.14	.15	.23	.20	.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.61)	1.20	.51	1.60	(1.11)	1.52
Contributions from Affiliates	–0	–	–0	–	–0	–	–0	–	–0	–	.00	(c)

Net increase (decrease) in net asset value from operations	(2.53)	1.34	.66	1.83	(.91)	1.69

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.29)	(.23)	(.27)	(.23)	(.25)
Distributions from net realized gain on investment transactions	–0	–	–0	–	–0	–	(.01)	(.02)	–0	–

Total dividends and distributions	–0	–	(.29)	(.23)	(.28)	(.25)	(.25)

Net asset value, end of period	$12.41	$14.94	$13.89	$13.46	$11.91	$13.07

Total Return
Total investment return based on net asset value (d)	(16.93)%	9.67%	5.02%	15.51%	(7.07)%	14.67%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$300	$412	$364	$383	$355	$328
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (e)‡	.84	%^	.82%	.80%	.80%	.78%	.77%
Expenses, before waivers/reimbursements (e)‡	.88	%^	.83%	.80%	.80%	.79%	.78%
Net investment income (b)	1.14	%^	.98%	1.18%	1.78%	1.60%	1.39%
Portfolio turnover rate	8%	32%	13%	19%	24%	20%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%	.01%	.02%	.03%	.04%

See footnote summary on page 46.

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31,
2021	2020	2019	2018	2017
Net asset value, beginning of period	$14.85	$13.80	$13.36	$11.82	$12.98	$11.56

Income From Investment Operations
Net investment income (a)(b)	.06	.12	.12	.19	.17	.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.59)	1.16	.51	1.60	(1.11)	1.50
Contributions from Affiliates	–0	–	–0	–	–0	–	–0	–	–0	–	.00	(c)

Net increase (decrease) in net asset value from operations	(2.53)	1.28	.63	1.79	(.94)	1.64

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.23)	(.19)	(.24)	(.20)	(.22)
Distributions from net realized gain on investment transactions	–0	–	–0	–	–0	–	(.01)	(.02)	–0	–

Total dividends and distributions	–0	–	(.23)	(.19)	(.25)	(.22)	(.22)

Net asset value, end of period	$12.32	$14.85	$13.80	$13.36	$11.82	$12.98

Total Return
Total investment return based on net asset value (d)	(17.04)%	9.28%	4.86%	15.24%	(7.35)%	14.32%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$244,120	$301,920	$548,422	$568,985	$533,467	$604,703
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (e)‡	1.09	%^	1.06%	1.05%	1.05%	1.03%	1.03%
Expenses, before waivers/reimbursements (e)‡	1.13	%^	1.07%	1.06%	1.05%	1.04%	1.04%
Net investment income (b)	.91	%^	.80%	.93%	1.51%	1.35%	1.15%
Portfolio turnover rate	8%	32%	13%	19%	24%	20%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%	.01%	.02%	.03%	.04%

See footnote summary on page 46.

DYNAMIC ASSET ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the years ended December 31, 2018 and December 31, 2017, such waiver amounted to .01% and .01%, respectively.

^	Annualized.

See notes to financial statements.

DYNAMIC ASSET ALLOCATION PORTFOLIO	AB Variable Products Series Fund

OPERATION AND EFFECTIVENESS OF THE PORTFOLIO’S LIQUIDITY RISK MANAGEMENT PROGRAM:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolio to designate an Administrator of the Portfolio’s Liquidity Risk Management Program. The Administrator of the Portfolio’s LRMP is AllianceBernstein L.P., the Portfolio’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolio’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolio’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2022, which covered the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolio will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolio classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolio’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolio participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolio is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolio’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Portfolio’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was significantly recovered and improved compared to the prior reporting period which included extreme levels of price volatility and relative illiquidity beginning in March 2020 with COVID-19 impacts. As such, the program operated in a relatively robust and benign liquidity environment experienced in markets during the Program Reporting Period. There were no liquidity events that impacted the Portfolio or its ability to timely meet redemptions during the Program Reporting Period.

DYNAMIC ASSET ALLOCATION PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Dynamic Asset Allocation Portfolio (the “Fund”) at a meeting held by video conference on August 3-4, 2021 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2019 and 2020 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts

AB Variable Products Series Fund

for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2021 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the periods reviewed, the directors concluded that the Fund’s investment performance was acceptable. The directors determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median and noted that it was above the median. Taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, the directors noted that the Adviser’s total rate of compensation was also above the peer group median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to the those of Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the

DYNAMIC ASSET ALLOCATION PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued, and rules adopted, by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that the advisory fee for the Fund is for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had previously discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

VPS-DAA-0152-0622

JUN    06.30.22

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO

As of May 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Portfolio’s shareholder reports from the insurance company that offers your contract unless you specifically requested paper copies from the insurance company or from your financial intermediary. Instead of delivering paper copies of the reports, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO

EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each classes’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$864.10	$2.03	0.44%	$2.22	0.48%
Hypothetical (5% annual return before expenses)	$1,000	$1,022.61	$2.21	0.44%	$2.41	0.48%

Class B
Actual	$1,000	$863.70	$3.28	0.71%	$3.47	0.75%
Hypothetical (5% annual return before expenses)	$1,000	$1,021.27	$3.56	0.71%	$3.76	0.75%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

+	In connection with the Portfolio’s investments in affiliated/unaffiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees and expenses from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain affiliated/unaffiliated underlying portfolios acquired fund fees and expenses. The Portfolio’s total expenses are equal to the classes’ annualized expense ratio plus the Portfolio’s pro-rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
SECURITY TYPE BREAKDOWN[1]

June 30, 2022 (unaudited)	AB Variable Products Series Fund

SECURITY TYPE	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Common Stocks	$476,003,783	56.6%
Inflation-Linked Securities	6,249,526	0.7
Options Purchased—Puts	1,594,288	0.2
Short-Term Investments	357,685,396	42.5

Total Investments	$841,532,993	100.0%

COUNTRY BREAKDOWN2

June 30, 2022 (unaudited)

COUNTRY	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
United States	$337,921,801	40.2%
Japan	37,071,224	4.4
United Kingdom	22,519,369	2.7
France	14,678,245	1.7
Switzerland	14,471,371	1.7
Australia	11,361,335	1.3
Germany	11,108,141	1.3
Netherlands	5,664,170	0.7
Sweden	4,442,652	0.5
Hong Kong	3,890,778	0.5
Denmark	3,851,301	0.5
Spain	3,513,571	0.4
Italy	2,673,296	0.3
Other	10,680,343	1.3
Short-Term Investments	357,685,396	42.5

Total Investments	$841,532,993	100.0%

1	All data are as of June 30, 2022. The Portfolio’s security type breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivatives transactions, which may be used for hedging or investment purpose (see “Portfolio of Investments” section of the report for additional details).

2	All data are as of June 30, 2022. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivatives transactions, which may be used for hedging or investment purpose (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.2% or less in the following: Austria, Belgium, Brazil, Chile, China, Finland, Ireland, Israel, Jordan, Luxembourg, Macau, New Zealand, Norway, Portugal, Singapore, South Africa and Taiwan.

2

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2022 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–55.0%
INFORMATION TECHNOLOGY–11.7%
COMMUNICATIONS EQUIPMENT–0.4%
Arista Networks, Inc.(a)	2,377	$222,820
Cisco Systems, Inc.	43,873	1,870,745
F5, Inc.(a)	639	97,793
Juniper Networks, Inc.	3,412	97,242
Motorola Solutions, Inc.	1,767	370,363
Nokia Oyj	54,322	251,785
Telefonaktiebolaget LM Ericsson–Class B	29,407	219,641

		3,130,389

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–0.5%
Amphenol Corp.–Class A	6,306	405,980
Azbil Corp.	1,243	32,771
CDW Corp./DE	1,427	224,838
Corning, Inc.	8,028	252,962
Halma PLC	3,825	93,912
Hamamatsu Photonics KK	1,413	55,047
Hexagon AB–Class B	19,610	204,906
Hirose Electric Co., Ltd.	326	43,287
Ibiden Co., Ltd.	1,205	34,138
Keyence Corp.	1,978	678,332
Keysight Technologies, Inc.(a)	1,922	264,948
Kyocera Corp.	3,322	177,582
Murata Manufacturing Co., Ltd.	5,868	319,380
Omron Corp.	1,870	95,177
Shimadzu Corp.	2,386	75,626
TDK Corp.	3,916	121,076
TE Connectivity Ltd.	3,403	385,049
Teledyne Technologies, Inc.(a)	495	185,679
Trimble, Inc.(a)	2,642	153,844
Venture Corp. Ltd.	2,790	33,420
Yaskawa Electric Corp.	2,418	78,097
Yokogawa Electric Corp.	2,300	38,049
Zebra Technologies Corp.–Class A(a)	555	163,142

		4,117,242

IT SERVICES–1.9%
Accenture PLC–Class A	6,689	1,857,201
Adyen NV(a)(b)	221	318,932
Akamai Technologies, Inc.(a)	1,693	154,622
Amadeus IT Group SA(a)	4,617	258,525
Automatic Data Processing, Inc.	4,412	926,696
Bechtle AG	825	33,887

Broadridge Financial Solutions, Inc.	1,238	176,477
Capgemini SE	1,643	283,352
Cognizant Technology Solutions Corp.–Class A	5,504	371,465
Computershare Ltd.	5,474	93,349
DXC Technology Co.(a)	2,582	78,260
Edenred	2,514	119,090
EPAM Systems, Inc.(a)	604	178,047
Fidelity National Information Services, Inc.	6,450	591,271
Fiserv, Inc.(a)	6,144	546,632
FleetCor Technologies, Inc.(a)	817	171,660
Fujitsu Ltd.	2,015	252,133
Gartner, Inc.(a)	851	205,797
Global Payments, Inc.	2,973	328,933
GMO Payment Gateway, Inc.	424	30,202
International Business Machines Corp.	9,499	1,341,164
Itochu Techno-Solutions Corp.	967	23,776
Jack Henry & Associates, Inc.	770	138,615
Mastercard, Inc.–Class A	9,070	2,861,404
NEC Corp.	2,474	96,528
Nexi SpA(a)(b)	5,280	43,847
Nomura Research Institute Ltd.	3,384	90,815
NTT Data Corp.	6,358	88,203
Obic Co., Ltd.	736	104,664
Otsuka Corp.	1,148	34,165
Paychex, Inc.	3,393	386,361
PayPal Holdings, Inc.(a)	12,230	854,143
SCSK Corp.	1,574	26,731
TIS, Inc.	2,330	61,304
VeriSign, Inc.(a)	1,007	168,501
Visa, Inc.–Class A	17,381	3,422,145
Wix.com Ltd.(a)	573	37,560
Worldline SA/France(a)	2,401	89,556

		16,846,013

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–2.4%
Advanced Micro Devices, Inc.(a)	17,114	1,308,708
Advantest Corp.	1,927	103,628
Analog Devices, Inc.	5,527	807,439
Applied Materials, Inc.	9,330	848,843
ASM International NV(b)	488	121,418
ASML Holding NV	4,132	1,952,113
Broadcom, Inc.	4,312	2,094,813
Disco Corp.	310	73,768
Enphase Energy, Inc.(a)	1,426	278,412
Infineon Technologies AG	13,326	324,162
Intel Corp.	43,184	1,615,513

3

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

KLA Corp.	1,576	$502,870
Lam Research Corp.	1,465	624,310
Lasertec Corp.(b)	797	94,926
Microchip Technology, Inc.	5,872	341,046
Micron Technology, Inc.	11,793	651,917
Monolithic Power Systems, Inc.	463	177,810
NVIDIA Corp.	26,445	4,008,798
NXP Semiconductors NV	2,773	410,487
ON Semiconductor Corp.(a)	4,589	230,873
Qorvo, Inc.(a)	1,145	107,996
QUALCOMM, Inc.	11,828	1,510,909
Renesas Electronics Corp.(a)	12,700	114,927
Rohm Co., Ltd.	882	61,828
Skyworks Solutions, Inc.	1,700	157,488
SolarEdge Technologies, Inc.(a)	585	160,103
STMicroelectronics NV	7,009	221,660
SUMCO Corp.	3,351	43,579
Teradyne, Inc.	1,692	151,519
Texas Instruments, Inc.	9,739	1,496,397
Tokyo Electron Ltd.	1,518	495,465
Tower Semiconductor Ltd.(a)	1,109	51,728

		21,145,453

SOFTWARE–3.7%
Adobe, Inc.(a)	4,990	1,826,639
ANSYS, Inc.(a)	919	219,908
Autodesk, Inc.(a)	2,297	394,992
AVEVA Group PLC(b)	1,215	33,355
Cadence Design Systems, Inc.(a)	2,912	436,887
Ceridian HCM Holding, Inc.(a)	1,447	68,125
Check Point Software Technologies Ltd.(a)	1,070	130,305
Citrix Systems, Inc.	1,317	127,973
CyberArk Software Ltd.(a)	400	51,184
Dassault Systemes SE	6,821	252,656
Fortinet, Inc.(a)	7,035	398,040
Intuit, Inc.	2,987	1,151,309
Microsoft Corp.	78,989	20,286,745
Nemetschek SE	581	35,346
Nice Ltd.(a)	661	127,553
NortonLifeLock, Inc.	6,145	134,944
Oracle Corp.	16,625	1,161,589
Oracle Corp.Japan	387	22,537
Paycom Software, Inc.(a)	509	142,581
PTC, Inc.(a)	1,112	118,250
Roper Technologies, Inc.	1,119	441,613
Sage Group PLC (The)	10,307	79,815
Salesforce, Inc.(a)	10,493	1,731,765
SAP SE	10,614	967,470
ServiceNow, Inc.(a)	2,117	1,006,676

Sinch AB(a)(b)	5,271	17,217
Synopsys, Inc.(a)	1,617	491,083
Temenos AG (REG)	677	57,938
Trend Micro, Inc./Japan	1,347	65,897
Tyler Technologies, Inc.(a)	438	145,626
WiseTech Global Ltd.(b)	1,473	38,625
Xero Ltd.(a)	1,348	71,903

		32,236,546

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–2.8%
Apple, Inc.	162,392	22,202,234
Brother Industries Ltd.	2,377	41,822
Canon, Inc.	10,078	228,381
FUJIFILM Holdings Corp.	3,723	200,042
Hewlett Packard Enterprise Co.	13,731	182,073
HP, Inc.	11,125	364,678
Logitech International SA (REG)(b)	1,744	90,941
NetApp, Inc.	2,350	153,314
Ricoh Co., Ltd.	5,831	45,524
Seagate Technology Holdings PLC	2,087	149,095
Seiko Epson Corp.	2,818	39,866
Western Digital Corp.(a)	3,307	148,253

		23,846,223

		101,321,866

HEALTH CARE–8.1%
BIOTECHNOLOGY–1.0%
AbbVie, Inc.	18,663	2,858,425
Amgen, Inc.	5,642	1,372,699
Argenx SE(a)	492	184,324
Biogen, Inc.(a)	1,547	315,495
CSL Ltd.	4,896	909,064
Genmab A/S(a)	678	219,974
Gilead Sciences, Inc.	13,247	818,797
Grifols SA(a)(b)	3,005	56,988
Incyte Corp.(a)	1,988	151,028
Moderna, Inc.(a)	3,655	522,117
Regeneron Pharmaceuticals, Inc.(a)	1,141	674,479
Swedish Orphan Biovitrum AB(a)	1,717	37,293
Vertex Pharmaceuticals, Inc.(a)	2,701	761,115

		8,881,798

HEALTH CARE EQUIPMENT & SUPPLIES–1.4%
Abbott Laboratories	18,492	2,009,156
ABIOMED, Inc.(a)	481	119,052
Alcon, Inc.	5,103	357,830
Align Technology, Inc.(a)	774	183,183
Asahi Intecc Co., Ltd.(b)	2,189	33,143

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Baxter International, Inc.	5,318	$341,575
Becton Dickinson and Co.	3,011	742,302
BioMerieux	417	40,889
Boston Scientific Corp.(a)	15,098	562,702
Carl Zeiss Meditec AG	405	48,693
Cochlear Ltd.(b)	695	95,418
Coloplast A/S–Class B	1,240	141,682
Cooper Cos., Inc. (The)	521	163,135
Demant A/S(a)	964	36,238
DENTSPLY SIRONA, Inc.	2,275	81,286
Dexcom, Inc.(a)	4,145	308,927
DiaSorin SpA	253	33,272
Edwards Lifesciences Corp.(a)	6,566	624,361
Fisher & Paykel Healthcare Corp., Ltd.	5,813	72,417
Getinge AB–Class B	2,304	53,398
GN Store Nord AS	1,388	48,965
Hologic, Inc.(a)	2,634	182,536
Hoya Corp.	3,772	322,819
IDEXX Laboratories, Inc.(a)	887	311,097
Intuitive Surgical, Inc.(a)	3,791	760,892
Koninklijke Philips NV	8,984	192,694
Medtronic PLC	14,168	1,271,578
Olympus Corp.	12,545	254,227
ResMed, Inc.	1,545	323,878
Sartorius AG (Preference Shares)	248	87,040
Siemens Healthineers AG	2,928	149,288
Smith & Nephew PLC	8,859	123,891
Sonova Holding AG (REG)	556	177,687
STERIS PLC	1,057	217,901
Straumann Holding AG (REG)	1,133	136,488
Stryker Corp.	3,554	706,997
Sysmex Corp.	1,688	101,855
Teleflex, Inc.	495	121,696
Terumo Corp.	6,504	196,753
Zimmer Biomet Holdings, Inc.	2,213	232,498

		11,969,439

HEALTH CARE PROVIDERS & SERVICES–1.4%
AmerisourceBergen Corp.–Class A	1,593	225,378
Amplifon SpA	1,254	38,554
Cardinal Health, Inc.	2,877	150,381
Centene Corp.(a)	6,177	522,636
Cigna Corp.	3,351	883,056
CVS Health Corp.	13,849	1,283,248
DaVita, Inc.(a)	639	51,094
Elevance Health, Inc.	2,546	1,228,649

Fresenius Medical Care AG & Co. KGaA	2,066	103,509
Fresenius SE & Co. KGaA	4,219	128,307
HCA Healthcare, Inc.	2,403	403,848
Henry Schein, Inc.(a)	1,458	111,887
Humana, Inc.	1,336	625,342
Laboratory Corp. of America Holdings	979	229,438
McKesson Corp.	1,535	500,732
Molina Healthcare, Inc.(a)	620	173,358
Quest Diagnostics, Inc.	1,240	164,895
Ramsay Health Care Ltd.(b)	1,844	93,400
Sonic Healthcare Ltd.	4,591	104,644
UnitedHealth Group, Inc.	9,908	5,089,046
Universal Health Services, Inc.–Class B	709	71,403

		12,182,805

HEALTH CARE TECHNOLOGY–0.0%
M3, Inc.	4,445	127,949

LIFE SCIENCES TOOLS & SERVICES–0.8%
Agilent Technologies, Inc.	3,170	376,501
Bachem Holding AG (REG)	310	21,607
Bio-Rad Laboratories, Inc.–Class A(a)	229	113,355
Bio-Techne Corp.	414	143,509
Charles River Laboratories International, Inc.(a)	537	114,902
Danaher Corp.	6,834	1,732,556
Eurofins Scientific SE	1,409	111,280
Illumina, Inc.(a)	1,659	305,853
IQVIA Holdings, Inc.(a)	1,999	433,763
Lonza Group AG (REG)	757	404,342
Mettler-Toledo International, Inc.(a)	240	275,705
PerkinElmer, Inc.	1,332	189,437
QIAGEN NV(a)	2,325	109,317
Sartorius Stedim Biotech	294	92,762
Thermo Fisher Scientific, Inc.	4,134	2,245,920
Waters Corp.(a)	636	210,503
West Pharmaceutical Services, Inc.	782	236,453

		7,117,765

PHARMACEUTICALS–3.5%
Astellas Pharma, Inc.	18,758	292,657
AstraZeneca PLC	15,748	2,077,503
Bayer AG (REG)	9,985	596,268
Bristol-Myers Squibb Co.	22,485	1,731,345
Catalent, Inc.(a)	1,893	203,100
Chugai Pharmaceutical Co., Ltd.(b)	6,766	173,078
Daiichi Sankyo Co., Ltd.	17,839	453,690
Eisai Co., Ltd.	2,562	108,322
Eli Lilly & Co.	8,329	2,700,512

5

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

GSK PLC	51,669	$1,113,549
Hikma Pharmaceuticals PLC	1,749	34,509
Ipsen SA	380	35,980
Johnson & Johnson	27,791	4,933,180
Kyowa Kirin Co., Ltd.	2,720	61,409
Merck & Co., Inc.	26,707	2,434,877
Merck KGaA	1,329	225,427
Nippon Shinyaku Co., Ltd.	495	30,215
Novartis AG (REG)	22,269	1,887,979
Novo Nordisk A/S–Class B	17,116	1,898,204
Ono Pharmaceutical Co., Ltd.	3,726	95,718
Organon & Co.	2,679	90,416
Orion Oyj–Class B	1,070	47,887
Otsuka Holdings Co., Ltd.	3,934	140,431
Pfizer, Inc.	59,257	3,106,844
Recordati Industria Chimica e Farmaceutica SpA	1,053	45,921
Roche Holding AG	7,413	2,492,498
Sanofi	11,559	1,165,679
Shionogi & Co., Ltd.	2,668	136,171
Takeda Pharmaceutical Co., Ltd.	15,278	429,133
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	11,113	83,570
UCB SA	1,330	112,703
Viatris, Inc.	12,804	134,058
Vifor Pharma AG(a)	462	80,093
Zoetis, Inc.	4,970	854,293

		30,007,219

		70,286,975

FINANCIALS–7.0%
BANKS–2.8%
ABN AMRO Bank NV	4,261	47,879
Australia & New Zealand Banking Group Ltd.	28,402	432,583
Banco Bilbao Vizcaya Argentaria SA	67,180	305,170
Banco Santander SA	174,712	494,332
Bank Hapoalim BM	12,904	108,358
Bank Leumi Le-Israel BM	14,638	130,952
Bank of America Corp.	74,879	2,330,983
Barclays PLC	168,832	315,709
BNP Paribas SA	11,332	542,032
BOC Hong Kong Holdings Ltd.	37,283	148,050
CaixaBank SA	44,667	156,426
Chiba Bank Ltd. (The)(b)	5,340	29,229
Citigroup, Inc.	20,509	943,209
Citizens Financial Group, Inc.	5,180	184,874
Comerica, Inc.	1,381	101,338
Commerzbank AG(a)	10,819	76,762
Commonwealth Bank of Australia	17,344	1,083,593

Concordia Financial Group Ltd.	10,968	38,083
Credit Agricole SA	12,461	114,877
Danske Bank A/S	6,949	98,903
DBS Group Holdings Ltd.	18,471	395,231
DNB Bank ASA	9,372	169,666
Erste Group Bank AG	3,464	88,025
Fifth Third Bancorp	7,246	243,466
FinecoBank Banca Fineco SpA	6,144	73,707
First Republic Bank/CA	1,895	273,259
Hang Seng Bank Ltd.	7,704	136,522
HSBC Holdings PLC	205,840	1,344,654
Huntington Bancshares, Inc./OH	15,199	182,844
ING Groep NV	39,334	387,503
Intesa Sanpaolo SpA	166,402	311,416
Israel Discount Bank Ltd.–Class A	12,463	65,261
Japan Post Bank Co., Ltd.	4,155	32,349
JPMorgan Chase & Co.	31,018	3,492,937
KBC Group NV	2,598	146,166
KeyCorp	9,848	169,681
Lloyds Banking Group PLC	715,396	368,076
M&T Bank Corp.	1,895	302,044
Mediobanca Banca di Credito Finanziario SpA	5,771	50,050
Mitsubishi UFJ Financial Group, Inc.	121,496	650,009
Mizrahi Tefahot Bank Ltd.	1,577	52,499
Mizuho Financial Group, Inc.	24,304	276,699
National Australia Bank Ltd.	32,745	620,938
NatWest Group PLC	56,978	151,662
Nordea Bank Abp	33,632	297,089
Oversea-Chinese Banking Corp., Ltd.	34,115	279,847
PNC Financial Services Group, Inc. (The)	4,368	689,139
Regions Financial Corp.	9,869	185,044
Resona Holdings, Inc.	20,759	77,649
Shizuoka Bank Ltd. (The)	4,497	27,076
Signature Bank/New York NY	665	119,175
Skandinaviska Enskilda Banken AB–Class A	16,397	161,541
Societe Generale SA	7,980	176,435
Standard Chartered PLC	26,369	199,070
Sumitomo Mitsui Financial Group, Inc.	13,315	395,790
Sumitomo Mitsui Trust Holdings, Inc.	3,403	105,173
SVB Financial Group(a)	622	245,684
Svenska Handelsbanken AB–Class A	14,695	126,140
Swedbank AB–Class A	9,124	115,716

6

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Truist Financial Corp.	14,061	$666,913
UniCredit SpA	21,307	203,617
United Overseas Bank Ltd.	11,890	224,627
US Bancorp	14,279	657,120
Wells Fargo & Co.	40,030	1,567,975
Westpac Banking Corp.	35,584	479,989
Zions Bancorp NA	1,599	81,389

		24,750,204

CAPITAL MARKETS–1.6%
3i Group PLC	9,805	132,895
Abrdn PLC(b)	21,971	42,886
Ameriprise Financial, Inc.	1,161	275,946
Amundi SA	613	33,750
ASX Ltd.(b)	1,950	110,223
Bank of New York Mellon Corp. (The)	7,849	327,382
BlackRock, Inc.–Class A	1,504	915,996
Cboe Global Markets, Inc.	1,121	126,886
Charles Schwab Corp. (The)	15,928	1,006,331
CME Group, Inc.–Class A	3,796	777,041
Credit Suisse Group AG (REG)	26,517	151,355
Daiwa Securities Group, Inc.	13,519	60,533
Deutsche Bank AG (REG)	20,823	182,986
Deutsche Boerse AG	1,943	326,282
EQT AB	2,981	61,269
Euronext NV(c)	863	70,777
FactSet Research Systems, Inc.	400	153,828
Franklin Resources, Inc.	2,957	68,928
Futu Holdings Ltd. (ADR)(a)(b)	656	34,250
Goldman Sachs Group, Inc. (The)	3,627	1,077,292
Hargreaves Lansdown PLC	3,584	34,580
Hong Kong Exchanges & Clearing Ltd.	12,256	606,136
Intercontinental Exchange, Inc.	5,896	554,460
Invesco Ltd.	3,556	57,358
Japan Exchange Group, Inc.	4,811	69,734
Julius Baer Group Ltd.	2,228	103,357
London Stock Exchange Group PLC	3,369	314,367
Macquarie Group Ltd.	3,705	421,836
MarketAxess Holdings, Inc.	399	102,148
Moody’s Corp.	1,695	460,989
Morgan Stanley	14,780	1,124,167
MSCI, Inc.–Class A	857	353,213
Nasdaq, Inc.	1,217	185,641
Nomura Holdings, Inc.	29,578	107,460
Northern Trust Corp.	2,201	212,352

Partners Group Holding AG	233	210,422
Raymond James Financial, Inc.	2,053	183,559
S&P Global, Inc.	3,666	1,235,662
SBI Holdings, Inc./Japan(b)	2,467	48,204
Schroders PLC	1,252	40,899
Singapore Exchange Ltd.	8,097	55,164
St. James’s Place PLC	5,443	73,237
State Street Corp.	3,877	239,017
T. Rowe Price Group, Inc.	2,401	272,778
UBS Group AG (REG)	35,749	577,944

		13,581,520

CONSUMER FINANCE–0.2%
American Express Co.	6,442	892,990
Capital One Financial Corp.	4,151	432,493
Discover Financial Services	2,967	280,619
Synchrony Financial	5,296	146,275

		1,752,377

DIVERSIFIED FINANCIAL SERVICES–0.7%
Berkshire Hathaway, Inc.–Class B(a)	19,107	5,216,593
EXOR NV	1,092	68,239
Groupe Bruxelles Lambert SA	1,033	86,596
Industrivarden AB–Class A	1,313	29,683
Industrivarden AB–Class C(b)	1,637	36,594
Investor AB–Class A	5,024	90,486
Investor AB–Class B	18,356	302,723
Kinnevik AB–Class B(a)	2,439	39,478
L E Lundbergforetagen AB–Class B	765	31,194
M&G PLC	26,194	62,099
Mitsubishi HC Capital, Inc.	6,650	30,692
ORIX Corp.	12,038	201,755
Sofina SA(b)	177	36,282
Wendel SE	270	22,629

		6,255,043

INSURANCE–1.7%
Admiral Group PLC	1,781	48,764
Aegon NV(b)	18,038	77,683
Aflac, Inc.	6,259	346,310
Ageas SA/NV	1,551	68,388
AIA Group Ltd.	122,955	1,343,476
Allianz SE (REG)	4,152	795,981
Allstate Corp. (The)	2,904	368,024
American International Group, Inc.	8,366	427,754
Aon PLC–Class A	2,243	604,892
Arthur J Gallagher & Co.	2,219	361,786

7

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Assicurazioni Generali SpA	11,150	$178,096
Assurant, Inc.	571	98,697
Aviva PLC	28,121	137,744
AXA SA	19,614	448,014
Baloise Holding AG (REG)	490	80,210
Brown & Brown, Inc.	2,474	144,333
Chubb Ltd.	4,475	879,695
Cincinnati Financial Corp.	1,575	187,394
Dai-ichi Life Holdings, Inc.	10,128	187,321
Everest Re Group Ltd.	417	116,877
Gjensidige Forsikring ASA	2,015	41,018
Globe Life, Inc.	958	93,376
Hannover Rueck SE	641	93,493
Hartford Financial Services Group, Inc. (The)	3,473	227,238
Insurance Australia Group Ltd.(b)	24,836	74,894
Japan Post Holdings Co., Ltd.	24,675	176,548
Japan Post Insurance Co., Ltd.	2,013	32,217
Legal & General Group PLC	60,150	175,853
Lincoln National Corp.	1,707	79,836
Loews Corp.	2,053	121,661
Marsh & McLennan Cos., Inc.	5,301	822,980
Medibank Pvt Ltd.	27,747	62,408
MetLife, Inc.	7,300	458,367
MS&AD Insurance Group Holdings, Inc.	4,485	137,525
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	1,432	338,736
NN Group NV	2,908	131,712
Phoenix Group Holdings PLC	7,049	50,785
Poste Italiane SpA	5,263	49,243
Principal Financial Group, Inc.	2,482	165,773
Progressive Corp. (The)	6,177	718,200
Prudential Financial, Inc.	3,960	378,893
Prudential PLC	27,670	344,194
QBE Insurance Group Ltd.	14,876	125,001
Sampo Oyj–Class A	5,134	224,362
Sompo Holdings, Inc.	3,152	139,217
Suncorp Group Ltd.	12,721	97,007
Swiss Life Holding AG (REG)	326	159,143
Swiss Re AG	3,099	240,538
T&D Holdings, Inc.	5,340	63,923
Tokio Marine Holdings, Inc.	6,414	374,013
Travelers Cos., Inc. (The)	2,534	428,575
Tryg A/S	3,627	81,716

Willis Towers Watson PLC	1,177	232,328
WR Berkley Corp.	2,213	151,059
Zurich Insurance Group AG	1,530	667,192

		14,660,463

		60,999,607

CONSUMER DISCRETIONARY–5.9%
AUTO COMPONENTS–0.1%
Aisin Corp.	1,484	45,931
Aptiv PLC(a)	2,861	254,829
BorgWarner, Inc.	2,530	84,426
Bridgestone Corp.	5,879	214,345
Cie Generale des Etablissements Michelin SCA	6,988	190,849
Continental AG	1,108	77,769
Denso Corp.	4,451	234,935
Koito Manufacturing Co., Ltd.	1,052	33,413
Sumitomo Electric Industries Ltd.	7,148	78,989
Valeo	2,088	40,687

		1,256,173

AUTOMOBILES–1.3%
Bayerische Motoren Werke AG	3,394	263,105
Bayerische Motoren Werke AG (Preference Shares)	581	41,440
Ferrari NV	1,295	238,329
Ford Motor Co.	41,705	464,177
General Motors Co.(a)	15,398	489,040
Honda Motor Co., Ltd.	16,629	400,943
Isuzu Motors Ltd.	5,874	64,975
Mazda Motor Corp.	5,729	46,763
Mercedes-Benz Group AG	8,156	473,687
Nissan Motor Co., Ltd.	23,388	91,602
Porsche Automobil Holding SE (Preference Shares)	1,606	106,817
Renault SA(a)	1,936	48,876
Stellantis NV	22,287	276,687
Subaru Corp.	6,199	109,651
Suzuki Motor Corp.	3,711	116,666
Tesla, Inc.(a)	8,863	5,968,521
Toyota Motor Corp.	107,784	1,663,032
Volkswagen AG	300	54,865
Volkswagen AG (Preference Shares)	1,900	255,815
Volvo Car AB–Class B(a)(b)	6,056	40,240
Yamaha Motor Co., Ltd.	2,999	55,070

		11,270,301

DISTRIBUTORS–0.1%
D’ieteren Group	253	37,177
Genuine Parts Co.	1,495	198,835

8

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

LKQ Corp.	2,748	$134,900
Pool Corp.	423	148,570

		519,482

DIVERSIFIED CONSUMER SERVICES–0.0%
IDP Education Ltd.(b)	2,103	34,437

HOTELS, RESTAURANTS & LEISURE–0.9%
Accor SA(a)	1,714	46,761
Aristocrat Leisure Ltd.	6,071	144,405
Booking Holdings, Inc.(a)	429	750,317
Caesars Entertainment, Inc.(a)	2,264	86,711
Carnival Corp.(a)(b)	8,571	74,139
Chipotle Mexican Grill, Inc.–Class A(a)	295	385,642
Compass Group PLC	18,199	373,651
Darden Restaurants, Inc.	1,317	148,979
Domino’s Pizza Enterprises Ltd.(b)	610	28,673
Domino’s Pizza, Inc.	381	148,479
Entain PLC(a)	5,908	89,906
Evolution AB	1,859	170,063
Expedia Group, Inc.(a)	1,601	151,823
Flutter Entertainment PLC(a)	1,722	174,573
Galaxy Entertainment Group Ltd.	21,942	131,445
Genting Singapore Ltd.	60,925	31,598
Hilton Worldwide Holdings, Inc.	2,939	327,522
InterContinental Hotels Group PLC	1,927	102,416
La Francaise des Jeux SAEM	1,096	38,058
Las Vegas Sands Corp.(a)	3,631	121,965
Lottery Corp. Ltd. (The)(a)(b)	22,425	69,964
Marriott International, Inc./MD–Class A	2,904	394,973
McDonald’s Corp.	7,810	1,928,133
McDonald’s Holdings Co. Japan Ltd.(b)	929	33,840
MGM Resorts International	3,735	108,128
Norwegian Cruise Line Holdings Ltd.(a)	4,426	49,217
Oriental Land Co., Ltd./Japan	2,048	286,007
Penn National Gaming, Inc.(a)	1,726	52,505
Royal Caribbean Cruises Ltd.(a)	2,370	82,737
Sands China Ltd.(a)	24,462	58,848
Sodexo SA	891	63,024
Starbucks Corp.	12,113	925,312
Whitbread PLC	2,035	61,711

Wynn Resorts Ltd.(a)	1,115	63,533
Yum! Brands, Inc.	3,012	341,892

		8,046,950

HOUSEHOLD DURABLES–0.3%
Barratt Developments PLC	10,300	57,615
Berkeley Group Holdings PLC	1,131	51,420
DR Horton, Inc.	3,383	223,921
Electrolux AB–Class B(b)	2,272	30,688
Garmin Ltd.	1,611	158,281
Iida Group Holdings Co., Ltd.	1,483	22,767
Lennar Corp.–Class A	2,731	192,727
Mohawk Industries, Inc.(a)	544	67,505
Newell Brands, Inc.	3,887	74,008
NVR, Inc.(a)	33	132,137
Open House Group Co., Ltd.	825	32,840
Panasonic Holdings Corp.	22,251	179,659
Persimmon PLC	3,215	73,147
PulteGroup, Inc.	2,510	99,471
SEB SA	278	26,829
Sekisui Chemical Co., Ltd.	3,800	52,098
Sekisui House Ltd.	6,208	108,984
Sharp Corp./Japan(b)	2,157	16,684
Sony Group Corp.	12,818	1,045,394
Taylor Wimpey PLC	36,740	52,334
Whirlpool Corp.	594	91,993

		2,790,502

INTERNET & DIRECT MARKETING RETAIL–1.3%
Amazon.com, Inc.(a)	92,412	9,815,079
Delivery Hero SE(a)	1,643	61,984
eBay, Inc.	5,913	246,395
Etsy, Inc.(a)	1,343	98,321
Just Eat Takeaway.com NV(a)	1,820	28,598
Prosus NV(a)	8,431	545,937
Rakuten Group, Inc.(b)	8,758	39,600
Zalando SE(a)	2,243	59,087
ZOZO, Inc.	1,255	22,706

		10,917,707

LEISURE PRODUCTS–0.1%
Bandai Namco Holdings, Inc.	2,080	146,833
Hasbro, Inc.	1,384	113,322
Shimano, Inc.	773	130,217
Yamaha Corp.	1,474	60,766

		451,138

MULTILINE RETAIL–0.3%
Cie Financiere Richemont SA (REG)	5,310	571,160
Dollar General Corp.	2,416	592,983

9

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Dollar Tree, Inc.(a)	2,377	$370,455
Next PLC	1,339	95,659
Pan Pacific International Holdings Corp.	3,794	60,489
Target Corp.	4,884	689,767
Wesfarmers Ltd.	11,577	334,853

		2,715,366

SPECIALTY RETAIL–0.9%
Advance Auto Parts, Inc.	645	111,643
AutoZone, Inc.(a)	210	451,315
Bath & Body Works, Inc.(d)	2,519	67,811
Best Buy Co., Inc.	2,138	139,376
CarMax, Inc.(a)	1,695	153,364
Chow Tai Fook Jewellery Group Ltd.	20,150	38,061
Fast Retailing Co., Ltd.	598	314,116
H & M Hennes & Mauritz AB–Class B(b)	7,358	88,315
Hikari Tsushin, Inc.	211	21,691
Home Depot, Inc. (The)	10,914	2,993,383
Industria de Diseno Textil SA	10,990	249,753
JD Sports Fashion PLC	25,984	36,612
Kingfisher PLC	19,545	58,410
Lowe’s Cos., Inc.	6,982	1,219,546
Nitori Holdings Co., Ltd.	807	76,796
O’Reilly Automotive, Inc.(a)	694	438,441
Ross Stores, Inc.	3,711	260,623
TJX Cos., Inc. (The)	12,403	692,708
Tractor Supply Co.	1,182	229,131
Ulta Beauty, Inc.(a)	552	212,785
USS Co., Ltd.	2,209	38,287

		7,892,167

TEXTILES, APPAREL & LUXURY GOODS–0.6%
adidas AG	1,758	312,275
Burberry Group PLC	4,080	81,851
EssilorLuxottica SA	2,927	443,770
Hermes International	324	364,638
Kering SA	765	396,443
LVMH Moet Hennessy Louis Vuitton SE	2,822	1,729,541
Moncler SpA	2,068	89,102
NIKE, Inc.–Class B	13,400	1,369,480
Pandora A/S	1,007	63,977
Puma SE	1,063	70,526
PVH Corp.	713	40,570
Ralph Lauren Corp.	489	43,839
Swatch Group AG (The)	313	74,350
Swatch Group AG (The) (REG)	530	23,648
Tapestry, Inc.	2,659	81,153
VF Corp.	3,409	150,575

		5,335,738

		51,229,961

INDUSTRIALS–5.4%
AEROSPACE & DEFENSE–0.9%
Airbus SE	5,993	586,174
BAE Systems PLC	31,961	323,573
Boeing Co. (The)(a)	5,873	802,957
Dassault Aviation SA	252	39,353
Elbit Systems Ltd.	293	67,295
General Dynamics Corp.	2,434	538,522
Howmet Aerospace, Inc.	3,972	124,919
Huntington Ingalls Industries, Inc.	423	92,138
Kongsberg Gruppen ASA	909	32,692
L3Harris Technologies, Inc.	2,037	492,343
Lockheed Martin Corp.	2,501	1,075,330
MTU Aero Engines AG	564	103,320
Northrop Grumman Corp.	1,543	738,434
Raytheon Technologies Corp.	15,707	1,509,600
Rheinmetall AG	443	102,229
Rolls-Royce Holdings PLC(a)(b)	84,306	85,795
Safran SA	3,491	347,583
Singapore Technologies Engineering Ltd.	15,730	46,306
Textron, Inc.	2,272	138,751
Thales SA	1,114	136,774
TransDigm Group, Inc.(a)	548	294,095

		7,678,183

AIR FREIGHT & LOGISTICS–0.4%
CH Robinson Worldwide, Inc.	1,344	136,242
Deutsche Post AG (REG)	10,111	381,752
DSV A/S	1,952	274,485
Expeditors International of Washington, Inc.	1,772	172,699
FedEx Corp.	2,518	570,856
Kuehne & Nagel International AG (REG)	566	134,483
SG Holdings Co., Ltd.	2,929	49,529
United Parcel Service, Inc.–Class B	7,756	1,415,780
Yamato Holdings Co., Ltd.(b)	2,936	46,985

		3,182,811

AIRLINES–0.1%
Alaska Air Group, Inc.(a)	1,332	53,347
American Airlines Group, Inc.(a)	6,860	86,985
ANA Holdings, Inc.(a)	1,610	29,739
Delta Air Lines, Inc.(a)	6,770	196,127
Deutsche Lufthansa AG (REG)(a)	6,022	35,471
Japan Airlines Co., Ltd.(a)	1,453	24,965
Qantas Airways Ltd.(a)	9,311	28,816

10

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Singapore Airlines Ltd.(a)(b)	13,499	$49,602
Southwest Airlines Co.(a)	6,262	226,183
United Airlines Holdings, Inc.(a)	3,451	122,234

		853,469

BUILDING PRODUCTS–0.3%
A O Smith Corp.	1,373	75,076
AGC, Inc.	1,947	68,413
Allegion PLC	927	90,753
Assa Abloy AB–Class B	10,098	215,492
Carrier Global Corp.	8,958	319,442
Cie de Saint-Gobain	5,097	220,237
Daikin Industries Ltd.	2,543	408,302
Fortune Brands Home & Security, Inc.	1,381	82,694
Geberit AG (REG)	371	178,489
Johnson Controls International PLC	7,347	351,774
Kingspan Group PLC	1,616	97,172
Lixil Corp.	3,025	56,857
Masco Corp.	2,492	126,095
Nibe Industrier AB–Class B	15,403	116,112
Otis Worldwide Corp.	4,465	315,542
ROCKWOOL A/S–Class B	103	23,384
TOTO Ltd.	1,426	47,217
Xinyi Glass Holdings Ltd.	18,257	44,050

		2,837,101

COMMERCIAL SERVICES & SUPPLIES–0.2%
Brambles Ltd.	14,453	106,870
Cintas Corp.	919	343,274
Copart, Inc.(a)	2,257	245,246
Dai Nippon Printing Co., Ltd.	2,237	48,119
Rentokil Initial PLC	18,733	108,594
Republic Services, Inc.–Class A	2,202	288,176
Rollins, Inc.	2,392	83,529
Secom Co., Ltd.	2,191	135,282
Securitas AB–Class B	3,154	27,269
TOPPAN, Inc.	2,642	44,079
Waste Management, Inc.	4,034	617,121

		2,047,559

CONSTRUCTION & ENGINEERING–0.2%
ACS Actividades de Construccion y Servicios SA(b)	2,170	52,887
Bouygues SA	2,312	71,356
Eiffage SA	839	75,896
Epiroc AB–Class A	6,639	102,938

Epiroc AB–Class B	3,929	53,243
Ferrovial SA	4,942	125,743
Kajima Corp.	4,067	46,635
Obayashi Corp.	6,542	47,582
Quanta Services, Inc.	1,518	190,266
Shimizu Corp.	5,561	30,721
Skanska AB–Class B	3,427	52,726
Taisei Corp.	1,922	59,928
Vinci SA	5,425	486,956

		1,396,877

ELECTRICAL EQUIPMENT–0.4%
ABB Ltd. (REG)	16,715	448,266
AMETEK, Inc.	2,439	268,022
Eaton Corp. PLC	4,214	530,922
Emerson Electric Co.	6,273	498,954
Fuji Electric Co., Ltd.	1,278	52,837
Generac Holdings, Inc.(a)	674	141,931
Legrand SA	2,752	204,332
Mitsubishi Electric Corp.	19,641	211,124
Nidec Corp.	4,584	284,056
Prysmian SpA	2,566	70,495
Rockwell Automation, Inc.	1,228	244,753
Schneider Electric SE	5,495	654,759
Siemens Energy AG(a)	4,431	65,306
Siemens Gamesa Renewable Energy SA(a)	2,401	45,269
Vestas Wind Systems A/S	10,174	216,320

		3,937,346

INDUSTRIAL CONGLOMERATES–0.5%
3M Co.	6,010	777,754
CK Hutchison Holdings Ltd.	27,053	183,527
DCC PLC	993	61,781
General Electric Co.	11,624	740,100
Hitachi Ltd.	9,852	468,660
Honeywell International, Inc.	7,189	1,249,520
Investment AB Latour–Class B(b)	1,491	29,616
Jardine Matheson Holdings Ltd.	2,173	114,178
Keppel Corp., Ltd.	14,674	68,551
Lifco AB–Class B(b)	2,348	37,917
Melrose Industries PLC	44,053	80,804
Siemens AG (REG)	7,776	799,346
Smiths Group PLC	3,730	63,786
Toshiba Corp.	3,926	159,515

		4,835,055

MACHINERY–1.0%
Alfa Laval AB	2,958	71,708
Alstom SA	3,196	72,979
Atlas Copco AB–Class A	27,060	253,283
Atlas Copco AB–Class B	15,724	131,750
Caterpillar, Inc.	5,633	1,006,955

11

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

CNH Industrial NV	10,310	$119,239
Cummins, Inc.	1,490	288,360
Daifuku Co., Ltd.	1,020	58,375
Daimler Truck Holding AG(a)	4,600	121,145
Deere & Co.	2,948	882,838
Dover Corp.	1,523	184,770
FANUC Corp.	1,964	307,836
Fortive Corp.	3,786	205,883
GEA Group AG	1,545	53,562
Hitachi Construction Machinery Co., Ltd.	1,083	24,056
Hoshizaki Corp.	1,094	32,608
Husqvarna AB–Class B	4,217	31,083
IDEX Corp.	803	145,849
Illinois Tool Works, Inc.	2,993	545,474
Indutrade AB	2,776	50,934
Ingersoll Rand, Inc.	4,287	180,397
KION Group AG	727	30,434
Knorr-Bremse AG	730	41,811
Komatsu Ltd.	9,396	209,222
Kone Oyj–Class B	3,424	163,651
Kornit Digital Ltd.(a)	468	14,836
Kubota Corp.(b)	10,350	155,106
Kurita Water Industries Ltd.(b)	1,130	40,904
Makita Corp.(b)	2,257	55,943
MINEBEA MITSUMI, Inc.	3,657	62,327
MISUMI Group, Inc.	2,864	60,486
Mitsubishi Heavy Industries Ltd.	3,229	112,859
NGK Insulators Ltd.	2,207	29,734
Nordson Corp.	569	115,188
PACCAR, Inc.	3,672	302,352
Parker-Hannifin Corp.	1,356	333,644
Pentair PLC	1,747	79,960
Rational AG	60	34,979
Sandvik AB(b)	10,837	176,612
Schindler Holding AG	435	79,544
Schindler Holding AG (REG)	239	43,043
SKF AB–Class B	3,852	57,149
SMC Corp.	586	260,852
Snap-on, Inc.	564	111,125
Spirax-Sarco Engineering PLC	782	94,316
Stanley Black & Decker, Inc.	1,594	167,147
Techtronic Industries Co., Ltd.	13,862	144,749
Toyota Industries Corp.	1,477	91,585
Trane Technologies PLC	2,470	320,779
VAT Group AG(c)	291	69,594
Volvo AB–Class A	2,017	32,665
Volvo AB–Class B	15,337	238,634
Wartsila OYJ Abp	4,769	37,383

Westinghouse Air Brake Technologies Corp.	1,929	158,332
Xylem, Inc./NY	1,902	148,698

		8,844,727

MARINE–0.1%
AP Moller–Maersk A/S–Class A	33	76,591
AP Moller–Maersk A/S–Class B	55	129,118
Mitsui OSK Lines Ltd.(b)	3,463	79,665
Nippon Yusen KK	1,687	115,669
SITC International Holdings Co., Ltd.	13,511	38,428
ZIM Integrated Shipping Services Ltd.(b)	853	40,287

		479,758

PROFESSIONAL SERVICES–0.4%
Adecco Group AG (REG)	1,610	54,877
Bureau Veritas SA	2,962	76,206
Equifax, Inc.	1,292	236,152
Experian PLC	9,450	277,459
Intertek Group PLC	1,626	83,576
Jacobs Engineering Group, Inc.	1,358	172,642
Leidos Holdings, Inc.	1,443	145,324
Nielsen Holdings PLC	3,799	88,213
Nihon M&A Center Holdings, Inc.	3,051	32,524
Persol Holdings Co., Ltd.	1,788	32,645
Randstad NV(b)	1,204	58,190
Recruit Holdings Co., Ltd.	14,652	431,508
RELX PLC (London)	19,667	533,986
Robert Half International, Inc.	1,167	87,397
SGS SA (REG)	65	149,089
Teleperformance	607	187,432
Verisk Analytics, Inc.–Class A	1,668	288,714
Wolters Kluwer NV	2,696	261,291

		3,197,225

ROAD & RAIL–0.5%
Aurizon Holdings Ltd.	18,545	48,774
Central Japan Railway Co.	1,491	171,365
CSX Corp.	22,963	667,305
East Japan Railway Co.	3,046	155,800
Grab Holdings Ltd.–Class A(a)	10,936	27,668
Hankyu Hanshin Holdings, Inc.	2,305	62,957
JB Hunt Transport Services, Inc.	885	139,361
Keio Corp.(b)	1,036	37,165
Keisei Electric Railway Co., Ltd.(b)	1,302	35,951

12

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Kintetsu Group Holdings Co., Ltd.	1,728	$53,761
MTR Corp., Ltd.	15,600	81,787
Nippon Express Holdings, Inc.	773	42,108
Norfolk Southern Corp.	2,517	572,089
Odakyu Electric Railway Co., Ltd.(b)	2,970	40,070
Old Dominion Freight Line, Inc.	970	248,592
Tobu Railway Co., Ltd.(b)	1,902	43,416
Tokyu Corp.(b)	5,036	59,442
Union Pacific Corp.	6,633	1,414,686
West Japan Railway Co.	2,212	81,376

		3,983,673

TRADING COMPANIES & DISTRIBUTORS–0.3%
AerCap Holdings NV(a)	1,356	55,515
Ashtead Group PLC	4,495	189,098
Brenntag SE	1,621	106,140
Bunzl PLC	3,399	112,883
Fastenal Co.	6,079	303,464
Ferguson PLC	2,227	249,474
ITOCHU Corp.	12,149	327,755
Marubeni Corp.	15,764	141,428
Mitsubishi Corp.	12,866	383,165
Mitsui & Co., Ltd.	14,189	311,796
MonotaRO Co., Ltd.(b)	2,525	37,657
Reece Ltd.(b)	2,297	21,819
Sumitomo Corp.	11,347	154,245
Toyota Tsusho Corp.	2,140	69,770
United Rentals, Inc.(a)	756	183,640
WW Grainger, Inc.	453	205,857

		2,853,706

TRANSPORTATION INFRASTRUCTURE–0.1%
Aena SME SA(a)	788	100,550
Aeroports de Paris(a)	299	38,117
Atlantia SpA	4,992	117,184
Auckland International Airport Ltd.(a)	12,611	56,492
Getlink SE	4,433	78,621
Transurban Group	30,928	307,712

		698,676

		46,826,166

CONSUMER STAPLES–4.5%
BEVERAGES–1.1%
Anheuser-Busch InBev SA/NV	8,839	475,997
Asahi Group Holdings Ltd.	4,597	151,174
Brown-Forman Corp.–Class B	1,930	135,409
Budweiser Brewing Co. APAC Ltd.(c)	17,346	52,050
Carlsberg AS–Class B	1,051	134,321

Coca-Cola Co., (The)	41,205	2,592,207
Coca-Cola Europacific Partners PLC	2,067	106,678
Coca-Cola HBC AG	2,025	45,120
Constellation Brands, Inc.–Class A	1,719	400,630
Davide Campari-Milano NV	5,266	55,555
Diageo PLC	23,596	1,019,175
Heineken Holding NV	1,025	74,461
Heineken NV	2,662	242,300
Ito En Ltd.	539	24,240
Keurig Dr Pepper, Inc.	7,790	275,688
Kirin Holdings Co., Ltd.	8,287	130,910
Molson Coors Beverage Co.–Class B	1,989	108,420
Monster Beverage Corp.(a)	3,972	368,204
PepsiCo, Inc.	14,603	2,433,736
Pernod Ricard SA	2,137	395,077
Remy Cointreau SA	258	45,269
Suntory Beverage & Food Ltd.	1,400	52,868
Treasury Wine Estates Ltd.	7,272	57,029

		9,376,518

FOOD & STAPLES RETAILING–0.8%
Aeon Co., Ltd.	6,588	114,434
Carrefour SA	6,253	110,999
Coles Group Ltd.	13,439	165,385
Costco Wholesale Corp.	4,681	2,243,510
Endeavour Group Ltd./Australia	13,513	70,693
HelloFresh SE(a)	1,664	54,287
J Sainsbury PLC	17,625	43,863
Jeronimo Martins SGPS SA	2,853	61,848
Kesko Oyj–Class B	2,751	65,105
Kobe Bussan Co., Ltd.(b)	1,597	39,256
Koninklijke Ahold Delhaize NV	10,535	274,216
Kroger Co. (The)	6,929	327,950
Ocado Group PLC(a)	4,920	46,901
Seven & i Holdings Co., Ltd.	7,713	299,267
Sysco Corp.	5,381	455,824
Tesco PLC	77,455	241,396
Walgreens Boots Alliance, Inc.	7,572	286,979
Walmart, Inc.	14,827	1,802,667
Welcia Holdings Co., Ltd.	950	19,099
Woolworths Group Ltd.(b)	12,211	299,931

		7,023,610

FOOD PRODUCTS–1.0%
Ajinomoto Co., Inc.	4,703	114,686
Archer-Daniels-Midland Co.	5,943	461,177

13

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Associated British Foods PLC	3,589	$69,252
Barry Callebaut AG (REG)	38	85,022
Campbell Soup Co.	2,135	102,587
Chocoladefabriken Lindt & Spruengli AG	11	112,002
Chocoladefabriken Lindt & Spruengli AG (REG)	2	209,710
Conagra Brands, Inc.	5,068	173,528
Danone SA	6,668	373,423
General Mills, Inc.	6,360	479,862
Hershey Co. (The)	1,542	331,777
Hormel Foods Corp.	2,993	141,748
JDE Peet’s NV(b)	1,011	28,785
JM Smucker Co. (The)	1,145	146,571
Kellogg Co.	2,676	190,906
Kerry Group PLC–Class A	1,652	157,984
Kikkoman Corp.	1,465	77,963
Kraft Heinz Co. (The)	7,497	285,936
Lamb Weston Holdings, Inc.	1,526	109,048
McCormick & Co., Inc./MD	2,643	220,030
MEIJI Holdings Co., Ltd.	1,230	60,440
Mondelez International, Inc.–Class A	14,616	907,507
Mowi ASA	4,205	96,159
Nestle SA (REG)	28,612	3,343,961
Nisshin Seifun Group, Inc.	1,993	23,324
Nissin Foods Holdings Co., Ltd.	638	44,067
Orkla ASA	7,567	60,617
Salmar ASA	599	42,407
Tyson Foods, Inc.–Class A	3,079	264,979
WH Group Ltd.	84,024	65,033
Wilmar International Ltd.	19,354	56,331
Yakult Honsha Co., Ltd.	1,292	74,522

		8,911,344

HOUSEHOLD PRODUCTS–0.7%
Church & Dwight Co., Inc.	2,564	237,580
Clorox Co. (The)	1,300	183,274
Colgate-Palmolive Co.	8,850	709,239
Essity AB–Class B	6,133	160,320
Henkel AG & Co. KGaA	1,047	64,328
Henkel AG & Co. KGaA (Preference Shares)	1,795	111,076
Kimberly-Clark Corp.	3,558	480,864
Procter & Gamble Co., (The)	25,339	3,643,495
Reckitt Benckiser Group PLC	7,266	546,492
Unicharm Corp.	4,065	136,410

		6,273,078

PERSONAL PRODUCTS–0.4%
Beiersdorf AG	1,065	109,287
Estee Lauder Cos., Inc. (The)–Class A	2,448	623,432
Kao Corp.	4,785	194,029
Kobayashi Pharmaceutical Co., Ltd.(b)	537	33,257
Kose Corp.(b)	335	30,531
L’Oreal SA	2,449	850,306
Shiseido Co., Ltd.	4,030	162,438
Unilever PLC	26,029	1,186,396

		3,189,676

TOBACCO–0.5%
Altria Group, Inc.	19,121	798,684
British American Tobacco PLC	22,128	948,500
Imperial Brands PLC	9,177	205,452
Japan Tobacco, Inc.(b)	12,090	209,505
Philip Morris International, Inc.	16,371	1,616,473
Swedish Match AB	15,918	162,404

		3,941,018

		38,715,244

COMMUNICATION SERVICES–4.3%
DIVERSIFIED TELECOMMUNICATION SERVICES–1.1%
AT&T, Inc.	75,607	1,584,723
BT Group PLC	70,623	160,509
Cellnex Telecom SA	5,524	214,984
Charter Communications, Inc.–Class A(a)	1,223	573,012
Comcast Corp.–Class A	47,214	1,852,677
Deutsche Telekom AG (REG)	32,943	655,211
Elisa Oyj	1,433	80,674
Eurazeo SE	464	28,826
HKT Trust & HKT Ltd.–Class SS	38,163	51,255
Infrastrutture Wireless Italiane SpA	3,386	34,423
Koninklijke KPN NV	32,499	115,636
Lumen Technologies, Inc.	9,819	107,125
Nippon Telegraph & Telephone Corp.	12,201	350,573
Orange SA	20,100	236,850
Proximus SADP	1,532	22,612
Singapore Telecommunications Ltd.	83,194	151,419
Spark New Zealand Ltd.	18,834	56,365
Swisscom AG (REG)	269	148,789
Telecom Italia SpA/Milano(a)	100,391	26,323

14

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Telefonica Deutschland Holding AG	10,489	$30,247
Telefonica SA(b)	53,829	274,827
Telenor ASA	7,049	94,197
Telia Co. AB	26,782	102,792
Telstra Corp., Ltd.	41,750	111,046
United Internet AG (REG)	977	28,005
Verizon Communications, Inc.	44,353	2,250,915
Washington H Soul Pattinson & Co., Ltd.(b)	2,181	35,519

		9,379,534

ENTERTAINMENT–0.6%
Activision Blizzard, Inc.	8,258	642,968
Bollore SE	8,908	41,527
Capcom Co., Ltd.	1,774	43,154
Electronic Arts, Inc.	2,970	361,300
Embracer Group AB(a)(b)	6,492	49,866
Koei Tecmo Holdings Co., Ltd.(b)	592	19,196
Konami Holdings Corp.	939	52,022
Live Nation Entertainment, Inc.(a)	1,446	119,411
Netflix, Inc.(a)	4,692	820,490
Nexon Co., Ltd.(b)	4,977	102,201
Nintendo Co., Ltd.	1,124	483,383
Sea Ltd. (ADR)(a)	3,645	243,705
Square Enix Holdings Co., Ltd.	864	38,350
Take-Two Interactive Software, Inc.(a)	1,670	204,625
Toho Co., Ltd./Tokyo	1,127	40,826
Ubisoft Entertainment SA(a)	945	41,678
Universal Music Group NV(b)	7,308	146,423
Walt Disney Co., (The)(a)	19,237	1,815,973
Warner Bros Discovery, Inc.(a)	23,323	312,995

		5,580,093

INTERACTIVE MEDIA & SERVICES–2.1%
Adevinta ASA(a)	2,936	21,615
Alphabet, Inc.–Class A(a)	3,176	6,921,330
Alphabet, Inc.–Class C(a)	2,912	6,369,854
Auto Trader Group PLC	9,578	64,867
Kakaku.com, Inc.	1,344	22,323
Match Group, Inc.(a)	3,016	210,185
Meta Platforms, Inc.–Class A(a)	24,222	3,905,797
REA Group Ltd.(b)	532	41,081
Scout24 SE	842	43,376
SEEK Ltd.(b)	3,387	49,132
Twitter, Inc.(a)	8,056	301,214
Z Holdings Corp.(b)	26,998	78,512

		18,029,286

MEDIA–0.2%
CyberAgent, Inc.	4,076	40,835
Dentsu Group, Inc.(b)	2,179	65,692
DISH Network Corp.–Class A(a)	2,648	47,479
Fox Corp.–Class A	3,292	105,871
Fox Corp.–Class B	1,527	45,352
Hakuhodo DY Holdings, Inc.	2,354	21,624
Informa PLC(a)	15,144	97,839
Interpublic Group of Cos., Inc. (The)	4,158	114,470
News Corp.–Class A	4,103	63,925
News Corp.–Class B	1,271	20,196
Omnicom Group, Inc.	2,173	138,224
Paramount Global–Class B	6,425	158,569
Pearson PLC	6,926	63,425
Publicis Groupe SA	2,297	112,968
Vivendi SE	7,323	74,730
WPP PLC	11,331	114,457

		1,285,656

WIRELESS TELECOMMUNICATION SERVICES–0.3%
KDDI Corp.	16,394	516,974
SoftBank Corp.	28,939	321,296
SoftBank Group Corp.(b)	12,275	475,761
T-Mobile US, Inc.(a)	6,222	837,108
Tele2 AB–Class B(b)	5,769	65,783
Vodafone Group PLC	271,895	422,767

		2,639,689

		36,914,258

ENERGY–2.5%
ENERGY EQUIPMENT & SERVICES–0.2%
Baker Hughes Co.–Class A	9,878	285,178
Halliburton Co.	9,526	298,735
Schlumberger NV	14,928	533,825
Tenaris SA	4,757	61,100

		1,178,838

OIL, GAS & CONSUMABLE FUELS–2.3%
Aker BP ASA	3,186	110,536
Ampol Ltd.	2,400	56,646
APA Corp.	3,572	124,663
BP PLC	197,917	929,318
Chevron Corp.	20,751	3,004,330
ConocoPhillips	13,660	1,226,805
Coterra Energy, Inc.	8,510	219,473
Devon Energy Corp.	6,482	357,223
Diamondback Energy, Inc.	1,762	213,466
ENEOS Holdings, Inc.	30,918	116,338
Eni SpA	25,429	301,605
EOG Resources, Inc.	6,186	683,182
Equinor ASA	9,982	347,827

15

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Exxon Mobil Corp.	44,489	$3,810,038
Galp Energia SGPS SA	5,050	59,090
Hess Corp.	2,926	309,980
Idemitsu Kosan Co., Ltd.	2,100	50,166
Inpex Corp.	10,313	110,558
Kinder Morgan, Inc.	20,594	345,155
Lundin Energy Mergerco AB(a)(e)(f)	2,016	80,796
Marathon Oil Corp.	7,474	168,016
Marathon Petroleum Corp.	5,713	469,666
Neste Oyj	4,372	194,471
Occidental Petroleum Corp.	9,403	553,649
OMV AG	1,483	69,747
ONEOK, Inc.	4,717	261,793
Phillips 66	5,081	416,591
Pioneer Natural Resources Co.	2,376	530,038
Repsol SA	14,619	215,513
Santos Ltd.	32,417	164,360
Shell PLC	77,331	2,013,914
TotalEnergies SE	25,187	1,325,767
Valero Energy Corp.	4,310	458,067
Williams Cos., Inc. (The)	12,864	401,485
Woodside Energy Group Ltd.(b)	18,985	417,262

		20,117,534

		21,296,372

MATERIALS–2.2%
CHEMICALS–1.2%
Air Liquide SA	5,315	715,414
Air Products and Chemicals, Inc.	2,342	563,204
Akzo Nobel NV	1,888	123,471
Albemarle Corp.	1,237	258,508
Arkema SA	618	55,282
Asahi Kasei Corp.	12,639	96,150
BASF SE	9,345	408,865
Celanese Corp.–Class A	1,144	134,546
CF Industries Holdings, Inc.	2,203	188,863
Chr Hansen Holding A/S	1,062	77,524
Clariant AG (REG)(a)(b)	2,173	41,435
Corteva, Inc.	7,643	413,792
Covestro AG	1,946	67,621
Croda International PLC	1,464	115,717
Dow, Inc.	7,690	396,881
DuPont de Nemours, Inc.	5,371	298,520
Eastman Chemical Co.	1,361	122,177
Ecolab, Inc.	2,625	403,620
EMS-Chemie Holding AG (REG)	77	57,465
Evonik Industries AG	2,112	45,294
FMC Corp.	1,330	142,323
Givaudan SA (REG)	95	334,848
ICL Group Ltd.	6,672	60,948
IMCD NV(b)	609	83,271

International Flavors & Fragrances, Inc.	2,691	320,552
Johnson Matthey PLC	1,949	45,959
JSR Corp.	1,839	47,789
Koninklijke DSM NV	1,795	257,135
Linde PLC	5,315	1,528,222
LyondellBasell Industries NV–Class A	2,733	239,028
Mitsubishi Chemical Holdings Corp.	12,899	70,089
Mitsui Chemicals, Inc.	1,855	39,566
Mosaic Co. (The)	3,823	180,560
Nippon Paint Holdings Co., Ltd.(b)	8,359	62,544
Nippon Sanso Holdings Corp.	1,792	28,692
Nissan Chemical Corp.	1,313	60,605
Nitto Denko Corp.	1,433	92,684
Novozymes A/S–Class B	2,069	124,519
OCI NV	1,071	35,231
Orica Ltd.(b)	4,105	44,912
PPG Industries, Inc.	2,494	285,164
Sherwin-Williams Co. (The)	2,527	565,821
Shin-Etsu Chemical Co., Ltd.	3,812	428,510
Sika AG (REG)	1,479	341,408
Solvay SA	746	60,774
Sumitomo Chemical Co., Ltd.	15,011	58,748
Symrise AG	1,383	150,837
Toray Industries, Inc.	13,972	78,646
Tosoh Corp.	2,620	32,589
Umicore SA	2,129	74,630
Yara International ASA	1,668	69,891

		10,530,844

CONSTRUCTION MATERIALS–0.1%
CRH PLC	7,783	268,582
HeidelbergCement AG	1,499	72,374
Holcim AG	5,634	241,640
James Hardie Industries PLC	4,484	98,167
Martin Marietta Materials, Inc.	659	197,199
Vulcan Materials Co.	1,404	199,508

		1,077,470

CONTAINERS & PACKAGING–0.1%
Amcor PLC	15,871	197,276
Avery Dennison Corp.	863	139,694
Ball Corp.	3,377	232,236
International Paper Co.	3,914	163,723
Packaging Corp. of America	990	136,125
Sealed Air Corp.	1,543	89,062
Smurfit Kappa Group PLC	2,479	83,597

16

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Westrock Co.	2,692	$107,249

		1,148,962

METALS & MINING–0.7%
Anglo American PLC	12,889	460,763
Antofagasta PLC	3,973	56,103
ArcelorMittal SA	6,196	138,948
BHP Group Ltd.	51,453	1,473,285
BlueScope Steel Ltd.	4,980	54,873
Boliden AB	2,755	88,106
Evolution Mining Ltd.(b)	18,467	30,174
Fortescue Metals Group Ltd.(b)	17,061	205,154
Freeport-McMoRan, Inc.	15,306	447,854
Glencore PLC	99,913	541,172
Hitachi Metals Ltd.(a)	2,160	32,699
JFE Holdings, Inc.	4,952	52,096
Mineral Resources Ltd.	1,712	57,459
Newcrest Mining Ltd.	8,969	127,774
Newmont Corp.	8,382	500,154
Nippon Steel Corp.	8,210	114,900
Norsk Hydro ASA	13,549	76,569
Northern Star Resources Ltd.(b)	11,147	52,287
Nucor Corp.	2,810	293,392
Rio Tinto Ltd.	3,804	271,373
Rio Tinto PLC	11,418	682,644
South32 Ltd.	46,987	127,320
Sumitomo Metal Mining Co., Ltd.	2,490	77,201
voestalpine AG	1,169	24,984

		5,987,284

PAPER & FOREST PRODUCTS–0.1%
Holmen AB–Class B	954	38,860
Mondi PLC	4,892	86,834
Oji Holdings Corp.	8,176	35,421
Stora Enso Oyj–Class R	5,601	88,748
Svenska Cellulosa AB SCA–Class B	6,104	91,713
UPM-Kymmene Oyj	5,377	164,877

		506,453

		19,251,013

UTILITIES–1.8%
ELECTRIC UTILITIES–1.1%
Acciona SA(b)	251	46,249
Alliant Energy Corp.	2,649	155,258
American Electric Power Co., Inc.	5,424	520,379
Chubu Electric Power Co., Inc.	6,491	65,360
CK Infrastructure Holdings Ltd.	5,927	36,409
CLP Holdings Ltd.	16,545	137,494
Constellation Energy Corp.	3,450	197,547
Duke Energy Corp.	8,131	871,724

Edison International	4,026	254,604
EDP–Energias de Portugal SA	27,968	130,340
Electricite de France SA	5,506	45,225
Elia Group SA/NV	363	51,553
Endesa SA(b)	3,200	60,536
Enel SpA	81,945	449,404
Entergy Corp.	2,148	241,951
Evergy, Inc.	2,424	158,166
Eversource Energy	3,642	307,640
Exelon Corp.	10,352	469,153
FirstEnergy Corp.	6,030	231,492
Fortum Oyj	4,474	67,624
HK Electric Investments & HK Electric Investments Ltd.–Class SS(c)	26,708	24,506
Iberdrola SA	58,688	611,024
Kansai Electric Power Co., Inc. (The)	7,093	70,211
Mercury NZ Ltd.	6,864	24,169
NextEra Energy, Inc.	20,747	1,607,063
NRG Energy, Inc.	2,506	95,654
Origin Energy Ltd.(b)	17,744	70,436
Orsted AS	1,950	205,382
Pinnacle West Capital Corp.	1,193	87,232
Power Assets Holdings Ltd.	13,977	88,054
PPL Corp.	7,772	210,854
Red Electrica Corp. SA	4,124	78,066
Southern Co. (The)	11,221	800,169
SSE PLC	10,737	211,898
Terna–Rete Elettrica Nazionale(b)	14,175	111,447
Tokyo Electric Power Co. Holdings, Inc.(a)	15,381	64,342
Verbund AG	686	67,433
Xcel Energy, Inc.	5,752	407,011

		9,333,059

GAS UTILITIES–0.1%
APA Group(b)	11,887	92,573
Atmos Energy Corp.	1,468	164,563
Enagas SA(b)	2,507	55,446
Hong Kong & China Gas Co., Ltd.	112,802	121,738
Naturgy Energy Group SA	1,478	42,708
Osaka Gas Co., Ltd.	3,778	72,406
Snam SpA(b)	20,316	106,585
Tokyo Gas Co., Ltd.	4,034	83,601

		739,620

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS–0.0%
AES Corp. (The)	7,053	148,184
EDP Renovaveis SA	2,903	68,576
Meridian Energy Ltd.	12,972	37,854

17

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Uniper SE	921	$13,764

		268,378

MULTI-UTILITIES–0.5%
Ameren Corp.	2,727	246,412
CenterPoint Energy, Inc.	6,648	196,648
CMS Energy Corp.	3,064	206,820
Consolidated Edison, Inc.	3,742	355,864
Dominion Energy, Inc.	8,568	683,812
DTE Energy Co.	2,046	259,330
E.ON SE	22,620	190,530
Engie SA	18,402	213,076
National Grid PLC	35,992	462,531
NiSource, Inc.	4,286	126,394
Public Service Enterprise Group, Inc.	5,273	333,675
RWE AG	6,584	243,516
Sempra Energy	3,319	498,746
United Utilities Group PLC	6,870	85,520
Veolia Environnement SA	6,781	166,225
WEC Energy Group, Inc.	3,331	335,232

		4,604,331

WATER UTILITIES–0.1%
American Water Works Co., Inc.	1,920	285,638
Severn Trent PLC	2,521	83,698

		369,336

		15,314,724

REAL ESTATE–1.6%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)–1.3%
Alexandria Real Estate Equities, Inc.	1,569	227,552
American Tower Corp.	4,908	1,254,436
Ascendas Real Estate Investment Trust	33,812	69,394
AvalonBay Communities, Inc.	1,477	286,907
Boston Properties, Inc.	1,506	134,004
British Land Co. PLC (The)	8,871	48,527
Camden Property Trust	1,125	151,290
CapitaLand Integrated Commercial Trust	53,735	84,000
Covivio	524	29,275
Crown Castle International Corp.	4,573	770,002
Daiwa House REIT Investment Corp.	25	56,823
Dexus	10,836	66,635
Digital Realty Trust, Inc.	3,006	390,269
Duke Realty Corp.	4,060	223,097
Equinix, Inc.	961	631,396
Equity Residential	3,614	261,003
Essex Property Trust, Inc.	690	180,442
Extra Space Storage, Inc.	1,418	241,230

Federal Realty OP LP	755	72,284
Gecina SA	462	43,359
GLP J-REIT	46	56,371
Goodman Group	16,940	209,170
GPT Group (The)	19,300	56,408
Healthpeak Properties, Inc.	5,698	147,635
Host Hotels & Resorts, Inc.	7,549	118,368
Iron Mountain, Inc.	3,069	149,430
Japan Metropolitan Fund Invest	77	59,996
Japan Real Estate Investment Corp.	13	59,860
Kimco Realty Corp.	6,527	129,039
Klepierre SA	2,069	40,039
Land Securities Group PLC	7,097	57,592
Link REIT	21,063	172,113
Mapletree Commercial Trust	21,757	28,675
Mapletree Logistics Trust	31,227	37,790
Mid-America Apartment Communities, Inc.	1,219	212,923
Mirvac Group	39,723	54,297
Nippon Building Fund, Inc.	16	79,851
Nippon Prologis REIT, Inc.	22	54,185
Nomura Real Estate Master Fund, Inc.	46	57,459
Prologis, Inc.	7,818	919,788
Public Storage	1,613	504,337
Realty Income Corp.	6,354	433,724
Regency Centers Corp.	1,638	97,150
SBA Communications Corp.	1,139	364,537
Scentre Group	52,294	93,896
Segro PLC	12,114	144,614
Simon Property Group, Inc.	3,468	329,183
Stockland	24,051	60,050
UDR, Inc.	3,161	145,532
Ventas, Inc.	4,221	217,086
VICI Properties, Inc.	10,170	302,964
Vicinity Centres	38,985	49,525
Vornado Realty Trust	1,681	48,060
Warehouses De Pauw CVA	1,512	47,710
Welltower, Inc.	4,794	394,786
Weyerhaeuser Co.	7,863	260,423

		11,416,491

REAL ESTATE MANAGEMENT & DEVELOPMENT–0.3%
Aroundtown SA	10,065	32,192
Azrieli Group Ltd.	427	30,062
Capitaland Investment Ltd./Singapore	24,789	68,227
CBRE Group, Inc.–Class A(a)	3,452	254,102
City Developments Ltd.	4,093	24,040
CK Asset Holdings Ltd.	20,190	143,456

18

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Daito Trust Construction Co., Ltd.	659	$57,008
Daiwa House Industry Co., Ltd.	6,094	142,520
ESR Group Ltd.(a)(c)	19,958	54,119
Fastighets AB Balder–Class B(a)	6,354	30,440
Hang Lung Properties Ltd.	20,399	38,816
Henderson Land Development Co., Ltd.	14,633	54,996
Hongkong Land Holdings Ltd.	10,533	52,898
Hulic Co., Ltd.(b)	3,868	30,001
LEG Immobilien SE	733	61,001
Lendlease Corp., Ltd.(b)	6,939	43,708
Mitsubishi Estate Co., Ltd.	11,916	172,703
Mitsui Fudosan Co., Ltd.	9,241	198,541
New World Development Co., Ltd.	15,213	54,799
Nomura Real Estate Holdings, Inc.	1,195	29,236
Sagax AB–Class B	1,934	35,856
Sino Land Co., Ltd.	33,532	49,516
Sumitomo Realty & Development Co., Ltd.	3,117	82,285
Sun Hung Kai Properties Ltd.	14,726	174,357
Swire Pacific Ltd.–Class A	5,016	29,957
Swire Properties Ltd.	11,788	29,348
Swiss Prime Site AG (REG)	814	71,521
Unibail-Rodamco-Westfield(a)	1,186	60,466
UOL Group Ltd.	4,678	24,796
Vonovia SE	7,104	219,801
Wharf Real Estate Investment Co., Ltd.	16,824	80,338

		2,431,106

		13,847,597

Total Common Stocks (cost $553,847,000)		476,003,783

	Principal Amount (000)

INFLATION-LINKED SECURITIES–0.7%
JAPAN–0.7%
Japanese Government CPI Linked Bond Series 22 0.10%, 03/10/2027 (cost $7,441,166)	JPY	795,840	6,249,526

Company	Notional Amount		U.S. $ Value

OPTIONS PURCHASED–PUTS–0.2%
OPTIONS ON INDICES–0.2%
Euro STOXX 50 Index Expiration: Jul 2022; Contracts: 647; Exercise Price: EUR 3,375.00; Counterparty: Morgan Stanley & Co., Inc.(a)	EUR	21,836,250	340,029
FTSE 100 Index Expiration: Jul 2022; Contracts: 103; Exercise Price: GBP 6,950.00; Counterparty: Morgan Stanley & Co., Inc.(a)	GBP	7,158,500	71,467
Nikkei 225 Index Expiration: Jul 2022; Contracts: 61,000; Exercise Price: JPY 27,125.00; Counterparty: Morgan Stanley & Co., Inc.(a)	JPY	1,654,625,000	363,942
S&P 500 Index Expiration: Jul 2022; Contracts: 318; Exercise Price: USD 3,610.00; Counterparty: Morgan Stanley & Co., Inc.(a)	USD	114,798,000	818,850

Total Options Purchased–Puts (premiums paid $3,361,041)			1,594,288

	Shares

SHORT-TERM INVESTMENTS–41.4%
INVESTMENT COMPANIES–41.4%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.30%(g)(h)(i) (cost $357,685,396)	357,685,396	357,685,396

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–97.3% (cost $922,334,603)		841,532,993

19

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.1%
INVESTMENT COMPANIES–0.1%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.30%(g)(h)(i) (cost $1,157,513)	1,157,513	$1,157,513

TOTAL INVESTMENTS–97.4% (cost $923,492,116)		842,690,506
Other assets less liabilities–2.6%		22,132,035

NET ASSETS–100.0%		$864,822,541

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	43	September 2022	$4,141,990	$(128,350)
10 Yr Mini Japan Government Bond Futures	99	September 2022	10,846,366	(46,428)
Euro-BOBL Futures	78	September 2022	10,151,303	(56,208)
Euro-BTP Futures	154	September 2022	19,869,635	(42,474)
Euro-Bund Futures	70	September 2022	10,913,980	(73,428)
Euro-OAT Futures	156	September 2022	22,646,912	(218,229)
FTSE 100 Index Futures	41	September 2022	3,554,042	(67,010)
Hang Seng Futures	20	July 2022	2,771,066	(42,151)
Japan 10 Yr Bond (OSE) Futures	80	September 2022	87,623,821	(418,992)
Long Gilt Futures	273	September 2022	37,878,173	(1,107,047)
MSCI EAFE Futures	7	September 2022	649,810	(5,456)
MSCI Emerging Market Futures	255	September 2022	12,784,425	(198,237)
Nikkei 225 (CME) Futures	16	September 2022	2,115,200	(77,801)
S&P 500 E-Mini Futures	1	September 2022	189,475	2,504
S&P Mid 400 E Mini Futures	5	September 2022	1,134,000	(124,256)
S&P/TSX 60 Index Futures	64	September 2022	11,361,094	(975,674)
SPI 200 Futures	9	September 2022	1,003,434	6,902
TOPIX Index Futures	6	September 2022	827,167	(32,977)
U.S. T-Note 5 Yr (CBT) Futures	296	September 2022	33,226,000	(201,493)
U.S. T-Note 10 Yr (CBT) Futures	905	September 2022	107,270,781	(616,019)
U.S. Ultra Bond (CBT) Futures	58	September 2022	8,951,938	(267,350)

Sold Contracts
Euro STOXX 50 Index Futures	2	September 2022	72,120	135
FTSE 100 Index Futures	79	September 2022	6,848,032	(59,379)

20

AB Variable Products Series Fund

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Sold Contracts (continued)
MSCI Singapore IX ETS Futures	59	July 2022	$1,191,424	$48,986
Nikkei 225 (CME) Futures	31	September 2022	4,098,200	247,917
OMXS 30 Index Futures	159	July 2022	2,907,300	86,555
S&P 500 E-Mini Futures	181	September 2022	34,294,975	(678,778)

				$(5,044,738)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	820	CHF	820	07/13/2022	$39,529
Bank of America, NA	JPY	3,831,891	USD	29,559	07/15/2022	1,301,026
Bank of America, NA	USD	9,294	CAD	11,934	07/21/2022	(23,100)
Bank of America, NA	SEK	27,521	USD	2,707	09/22/2022	7,420
Bank of America, NA	USD	1,673	NOK	16,752	09/22/2022	31,050
Bank of New York	AUD	3,800	USD	2,744	07/21/2022	120,792
Bank of New York	CAD	5,727	USD	4,564	07/21/2022	114,371
Bank of New York	EUR	2,558	USD	2,746	07/28/2022	61,664
Barclays Bank PLC	SGD	1,908	USD	1,398	07/08/2022	24,997
BNP Paribas SA	CHF	2,661	USD	2,742	07/13/2022	(47,341)
Deutsche Bank AG	CHF	15,651	USD	15,633	07/13/2022	(768,951)
Deutsche Bank AG	EUR	4,130	CHF	4,125	07/13/2022	(6,838)
Deutsche Bank AG	AUD	6,454	USD	4,514	07/21/2022	58,443
Deutsche Bank AG	USD	3,777	AUD	5,319	07/21/2022	(105,420)
Deutsche Bank AG	EUR	8,258	USD	8,666	07/28/2022	(752)
HSBC Bank USA	USD	3,655	CHF	3,488	07/13/2022	1,015
HSBC Bank USA	JPY	362,469	USD	2,742	07/15/2022	68,711
HSBC Bank USA	AUD	6,189	USD	4,288	07/21/2022	15,419
HSBC Bank USA	CAD	7,193	USD	5,631	07/21/2022	43,190
HSBC Bank USA	CAD	1,131	USD	879	07/21/2022	(82)
HSBC Bank USA	EUR	4,212	USD	4,401	07/28/2022	(19,794)
HSBC Bank USA	GBP	2,182	USD	2,747	08/25/2022	88,526
HSBC Bank USA	GBP	2,817	USD	3,420	08/25/2022	(12,379)
JPMorgan Chase Bank, NA	EUR	37,781	USD	39,909	07/28/2022	256,417
JPMorgan Chase Bank, NA	GBP	15,254	USD	19,146	08/25/2022	559,869
Standard Chartered Bank	USD	6,907	EUR	6,534	07/28/2022	(49,057)
UBS AG	JPY	880,922	USD	6,827	07/15/2022	330,718
UBS AG	USD	14,432	CAD	18,027	07/21/2022	(426,645)

						$1,662,798

PUT OPTIONS WRITTEN (see Note D)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index(j)	Morgan Stanley & Co., Inc.	647	EUR	3,200.00	July 2022	EUR	20,704	$229,425	$(104,755)
FTSE 100 Index(j)	Morgan Stanley & Co., Inc.	103	GBP	6,600.00	July 2022	GBP	6,798	68,339	(21,315)

21

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Nikkei 225 Index(k)	Morgan Stanley & Co., Inc.	61,000	JPY	26,000.00	July 2022	JPY	1,586,000	$100,203	$(86,406)
S&P 500 Index(l)	Morgan Stanley & Co., Inc.	318	USD	3,410.00	July 2022	USD	108,438	1,036,028	(197,160)

								$1,433,995	$(409,636)

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $271,046 or 0.0% of net assets.

(d)	When-Issued or delayed delivery security.

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)	Fair valued by the Adviser.

(g)	Affiliated investments.

(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(i)	The rate shown represents the 7-day yield as of period end.

(j)	One contract relates to 10 shares.

(k)	One contract relates to 1 share.

(l)	One contract relates to 100 shares.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Great British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

SEK—Swedish Krona

SGD—Singapore Dollar

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

BOBL—Bundesobligationen

BTP—Buoni del Tesoro Poliennali

CBT—Chicago Board of Trade

CME—Chicago Mercantile Exchange

CPI—Consumer Price Index

EAFE—Europe, Australia, and Far East

ETS—Emission Trading Scheme

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

OAT—Obligations Assimilables du Trésor

OMXS—Stockholm Stock Exchange

OSE—Osaka Securities Exchange

REG—Registered Shares

REIT—Real Estate Investment Trust

SPI—Share Price Index

TOPIX—Tokyo Price Index

TSX—Toronto Stock Exchange

See notes to financial statements.

22

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2022 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $564,649,207)	$483,847,597	(a)
Affiliated issuers (cost $358,842,909—including investment of cash collateral for securities loaned of $1,157,513)	358,842,909
Cash	4,890
Cash collateral due from broker	17,362,116
Foreign currencies, at value (cost $1,810,902)	1,796,957
Unrealized appreciation on forward currency exchange contracts	3,123,157
Receivable for variation margin on futures	2,347,377
Unaffiliated dividends and interest receivable	596,987
Receivable for capital stock sold	438,121
Affiliated dividends receivable	289,763

Total assets	868,649,874

LIABILITIES
Options written, at value (premiums received $1,433,995)	409,636
Unrealized depreciation on forward currency exchange contracts	1,460,359
Payable for collateral received on securities loaned	1,157,513
Advisory fee payable	305,330
Payable for capital stock redeemed	188,602
Distribution fee payable	180,918
Payable for investment securities purchased and foreign currency transactions	58,535
Administrative fee payable	21,237
Directors’ fees payable	705
Transfer Agent fee payable	90
Accrued expenses	44,408

Total liabilities	3,827,333

NET ASSETS	$864,822,541

COMPOSITION OF NET ASSETS
Capital stock, at par	$81,771
Additional paid-in capital	937,322,738
Accumulated loss	(72,581,968)

NET ASSETS	$864,822,541

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$11,753	1,100	$10.68

B	$864,810,788	81,769,418	$10.58

(a)	Includes securities on loan with a value of $4,110,283 (see Note E).

See notes to financial statements.

23

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2022 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $341,454)	$6,100,794
Affiliated issuers	589,555
Interest	28,053
Securities lending income	15,295

6,733,697

EXPENSES
Advisory fee (see Note B)	2,220,243
Distribution fee—Class B	1,192,128
Transfer agency—Class B	1,212
Administrative	42,139
Custody and accounting	41,792
Audit and tax	23,483
Directors’ fees	15,403
Legal	15,234
Printing	13,730
Miscellaneous	18,481

Total expenses	3,583,845
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(187,822)

Net expenses	3,396,023

Net investment income	3,337,674

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	1,041,852
Forward currency exchange contracts	11,199,459
Futures	(37,352,168)
Options written	4,282,287
Swaps	(15,806)
Foreign currency transactions	2,660,366
Net change in unrealized appreciation/depreciation of:
Investments	(121,640,329)
Forward currency exchange contracts	(19,797)
Futures	(4,806,441)
Options written	(379,040)
Swaps	53,550
Foreign currency denominated assets and liabilities	(184,245)

Net loss on investment and foreign currency transactions	(145,160,312)

Contributions from Affiliates (see Note B)	242,720

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(141,579,918)

See notes to financial statements.

24

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,337,674	$517,926
Net realized gain (loss) on investment transactions and foreign currency transactions	(18,184,010)	26,020,040
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(126,976,302)	29,986,430
Contributions from Affiliates (see Note B)	242,720	1,736

Net increase (decrease) in net assets from operations	(141,579,918)	56,526,132
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(59,440,518)	919,608,907

Total increase (decrease)	(201,020,436)	976,135,039
NET ASSETS
Beginning of period	1,065,842,977	89,707,938

End of period	$864,822,541	$1,065,842,977

See notes to financial statements.

25

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Global Risk Allocation—Moderate Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is to generate income and price appreciation without assuming what AllianceBernstein L.P. (the “Adviser”) considers undue risk. The Portfolio is non-diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers 10 separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. At June 30, 2022 the Adviser was the sole shareholder of Class A shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Portfolio’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S.

26

AB Variable Products Series Fund

markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based

27

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2022:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Information Technology	$90,644,491		$10,677,375		$–0	–	$101,321,866
Health Care	51,368,367		18,918,608		–0	–	70,286,975
Financials	36,565,316		24,434,291		–0	–	60,999,607
Consumer Discretionary	35,577,377		15,652,584		–0	–	51,229,961
Industrials	26,437,979		20,388,187		–0	–	46,826,166
Consumer Staples	23,856,309		14,858,935		–0	–	38,715,244
Communication Services	30,129,493		6,784,765		–0	–	36,914,258
Energy	14,671,358		6,544,218		80,796		21,296,372
Materials	8,745,253		10,505,760		–0	–	19,251,013
Utilities	10,481,721		4,833,003		–0	–	15,314,724
Real Estate	9,913,445		3,934,152		–0	–	13,847,597
Inflation-Linked Securities	–0	–	6,249,526		–0	–	6,249,526
Options Purchased—Puts	–0	–	1,594,288		–0	–	1,594,288
Short-Term Investments	357,685,396		–0	–	–0	–	357,685,396
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,157,513		–0	–	–0	–	1,157,513

Total Investments in Securities	697,234,018		145,375,692		80,796		842,690,506
Other Financial Instruments(a):
Assets:
Futures	392,999		–0	–	–0	–	392,999	(b)
Forward Currency Exchange Contracts	–0	–	3,123,157		–0	–	3,123,157
Liabilities:
Futures	(5,437,737)		–0	–	–0	–	(5,437,737	)(b)
Forward Currency Exchange Contracts	–0	–	(1,460,359)		–0	–	(1,460,359)
Put Options Written	–0	–	(409,636)		–0	–	(409,636)

Total	$692,189,280		$146,628,854		$80,796		$838,898,930

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and

28

AB Variable Products Series Fund

foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Portfolio are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .60% of the first $100 million, ..45% of the excess over $100 million up to $1 billion and .40% of the excess over $1 billion of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. Prior to January 1, 2020, the Portfolio paid the Adviser an advisory fee at an annual rate of .60% of the Portfolio’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses, to the extent necessary to limit total operating expenses (excluding interest expense, taxes, extraordinary expenses, expenses associated with securities sold short, and brokerage commissions and other transaction costs), inclusive of the Portfolio’s proportionate share of fees and expenses of registered investment companies or series thereof in which the Portfolio invests (“Acquired Fund Expenses”) on an annual basis (the “Expense Caps”) to .75% and 1.00% of daily average net assets for Class A and Class B, respectively. The Expense Caps may not be terminated by the Adviser before May 1, 2023. For the six months ended June 30, 2022, there were no such operating expenses waived by the Adviser. For the six months ended June 30, 2022, such waiver for Acquired Fund Expenses for both affiliated and unaffiliated underlying portfolios amounted to $187,536 and $0, respectively.

29

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2022 is as follows:

Portfolio	Market Value 12/31/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/22 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$443,533	$84,948	$170,796	$357,685	$590
AB Government Money Market Portfolio*	3,248	11,524	13,614	1,158	1

Total				$358,843	$591

*	Investments of cash collateral for securities lending transactions (see Note E).

During the six months ended June 30, 2022, the Adviser reimbursed the Portfolio $242,720 for trading losses incurred due to a trade entry error. During the year ended December 31, 2021, the Adviser reimbursed the Portfolio $1,736 for trading losses incurred due to a trade entry error.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2022, the reimbursement for such services amounted to $42,139.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $873 for the six months ended June 30, 2022.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to ..50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2022 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$10,545,850		$4,729,986
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$23,046,358
Gross unrealized depreciation	(106,205,549)

Net unrealized depreciation	$(83,159,191)

30

AB Variable Products Series Fund

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2022, the Portfolio held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2022, the Portfolio held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Portfolio may use options transactions

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NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. The Portfolio’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

During the six months ended June 30, 2022, the Portfolio held purchased options for hedging and non-hedging purposes.

During the six months ended June 30, 2022, the Portfolio held written options for hedging and non-hedging purposes.

•	Swaps

The Portfolio may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Portfolio may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swaps to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolio enters into a centrally cleared swap, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as

32

AB Variable Products Series Fund

unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Variance Swaps:

The Portfolio may enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

During the six months ended June 30, 2022, the Portfolio held variance swaps for hedging and non-hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

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GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

During the six months ended June 30, 2022, the Portfolio had entered into the following derivatives:

	Asset Derivatives				Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value			Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on futures	$			Receivable/Payable for variation margin on futures	$3,176,018	*

Equity contracts	Receivable/Payable for variation margin on futures		392,999	*	Receivable/Payable for variation margin on futures	2,261,719	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts		3,123,157		Unrealized depreciation on forward currency exchange contracts	1,460,359

Equity contracts	Investments in securities, at value		1,594,288

Equity contracts					Options written, at value	409,636

Total			$5,110,444			$7,307,732

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$(31,028,028)	$(1,879,944)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	(6,324,140)	(2,926,497)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	11,199,459	(19,797)

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	2,243,838	976,879

Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation/depreciation of options written	4,282,287	(379,040)

Foreign exchange contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(15,806)	53,550

Total		$(19,642,390)	$(4,174,849)

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AB Variable Products Series Fund

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2022:

Futures:
Average notional amount of buy contracts	$488,881,654
Average notional amount of sale contracts	$31,282,650
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$63,854,701
Average principal amount of sale contracts	$181,811,241
Purchased Options:
Average notional amount	$190,389,185
Options Written:
Average notional amount	$180,943,429
Variance Swaps:
Average notional amount	$342,500	(a)

(a)	Positions were open for three months during the period.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2022. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*		Security Collateral Received*		Net Amount of Derivative Assets
Bank of America, NA	$1,379,025	$(23,100)		$–0	–	$–0	–	$1,355,925
Bank Of New York	296,827	–0	–	–0	–	–0	–	296,827
Barclays Bank PLC	24,997	–0	–	–0	–	–0	–	24,997
Deutsche Bank AG	58,443	(58,443)		–0	–	–0	–	–0	–
HSBC Bank USA	216,861	(32,255)		–0	–	–0	–	184,606
JPMorgan Chase Bank, NA	816,286	–0	–	–0	–	–0	–	816,286
Morgan Stanley & Co., Inc	363,942	(86,406)		–0	–	–0	–	277,536
UBS AG	330,718	(330,718)		–0	–	–0	–	–0	–

Total	$3,487,099	$(530,922)		$–0	–	$–0	–	$2,956,177	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivative Liabilities
Bank of America, NA	$23,100	$(23,100)		$–0	–	$–0	–	$–0	–
BNP Paribas SA	47,341	–0	–	–0	–	–0	–	47,341
Deutsche Bank AG	881,961	(58,443)		–0	–	–0	–	823,518
HSBC Bank USA	32,255	(32,255)		–0	–	–0	–	–0	–
Morgan Stanley & Co., Inc	86,406	(86,406)		–0	–	–0	–	–0	–
Standard Chartered Bank	49,057	–0	–	–0	–	–0	–	49,057
UBS AG	426,645	(330,718)		–0	–	–0	–	95,927

Total	$1,546,765	$(530,922)		$–0	–	$–0	–	$1,015,843	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2022 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	AB Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$4,110,283	$1,157,513	$3,304,354	$14,119	$1,176	$286

*	As of June 30, 2022.

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AB Variable Products Series Fund

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
Class B
Shares sold	1,049,076	86,522,189	$11,904,066	$1,011,606,507
Shares redeemed	(6,282,317)	(7,720,431)	(71,344,584)	(91,997,600)

Net increase (decrease)	(5,233,241)	78,801,758	$(59,440,518)	$919,608,907

There were no transactions in capital shares for Class A for the six months ended June 30, 2022 and the year ended December 31, 2021.

At June 30, 2022, a shareholder of the Portfolio owned 97% of the Portfolio’s outstanding shares. Significant transactions by such shareholder, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Allocation Risk—The allocation of investments among asset classes may have a significant effect on the Portfolio’s net asset value, or NAV, when the asset classes in which the Portfolio has invested more heavily perform worse than the asset classes invested in less heavily.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the end of a recent period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

High Yield Securities Risk—Investments in fixed-income securities with ratings below investment grade (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally, and may be more difficult to trade than other types of securities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, Contractholders of the Portfolio bear both their proportionate share of expenses in the Portfolio (including advisory fees) and, indirectly, the expenses of the investment companies in which the Portfolio invests (to the extent these expenses are not waived or reimbursed by the Adviser).

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GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of illiquid investments risk may include low trading volumes and large positions. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well developed and the securities may trade less frequently. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Non-Diversification Risk—The Portfolio may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value, or NAV.

LIBOR Transition and Associated Risk—A Portfolio may be exposed to debt securities, derivatives or other financial instruments that are tied to the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and LIBOR’s administrator, ICE Benchmark Administration, have since announced that most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) will no longer be published after the end of 2021 but that the most widely used U.S. dollar LIBOR settings will continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (referred to as SOFR), which is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Portfolio’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting a Portfolio’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The potential effects of a phase out of LIBOR on LIBOR-based investments are currently unknown.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

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AB Variable Products Series Fund

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2022.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2022 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2021 and December 31, 2020 were as follows:

	2021		2020
Distributions paid from:
Ordinary income	$–0	–	$1,703,669
Net long-term capital gains	–0	–	2,253,707

Total taxable distributions	$–0	–	$3,957,376

As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$5,557,493
Undistributed capital gains	22,292,039	(a)
Other losses	(666,661	)(b)
Unrealized appreciation/(depreciation)	42,057,799	(c)

Total accumulated earnings/(deficit)	$69,240,670

(a)	During the fiscal year, the Portfolio utilized $715,878 of capital loss carry forwards to offset current year net realized gains.

(b)	As of December 31, 2021, the cumulative deferred loss on straddles was $666,661.

(c)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of Treasury inflation-protected securities, the tax deferral of losses on wash sales, and the tax treatment of partnership investments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2021, the Portfolio did not have any capital loss carryforwards.

NOTE J: Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2020-04, “Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

39

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31,
2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.36	$11.02	$11.27	$9.79	$10.83	$9.78

Income From Investment Operations
Net investment income (loss) (a)(b)	.05	(.01)	.03	.11	.09	.06
Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	(1.73)	1.35	.23	1.61	(.55)	1.09
Contributions from Affiliates	.00	(c)	.00	(c)	–0	–	–0	–	–0	–	.00	(c)

Net increase (decrease) in net asset value from operations	(1.68)	1.34	.26	1.72	(.46)	1.15

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	(.17)	(.24)	–0	–	(.05)
Distributions from net realized gain on investment transactions	–0	–	–0	–	(.34)	–0	–	(.58)	(.05)

Total dividends and distributions	–0	–	–0	–	(.51)	(.24)	(.58)	(.10)

Net asset value, end of period	$10.68	$12.36	$11.02	$11.27	$9.79	$10.83

Total Return
Total investment return based on net asset value (d)	(13.59)%	12.16%	2.72%	17.61%	(4.62)%	11.87%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12	$14	$12	$12	$11	$12
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (e)(f)‡	.44	%^	.68%	.69%	.68%	.67%	.63%
Expenses, before waivers/reimbursements (e)(f)‡	.48	%^	.72%	.95%	.95%	.92%	.94%
Net investment income (loss) (b)	.96	%^	(.09)%	.27%	1.05%	.88%	.55%
Portfolio turnover rate	1%	18%	31%	29%	67%	59%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.04	%^	.03%	.06%	.07%	.08%	.11%

See footnote summary on page 42.

40

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31,
2021	2020	2019	2018	2017
Net asset value, beginning of period	$12.25	$10.94	$11.19	$9.72	$10.78	$9.75

Income From Investment Operations
Net investment income (a)(b)	.04	.01	.00	(c)	.08	.07	.03
Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	(1.71)	1.30	.23	1.60	(.55)	1.09
Contributions from Affiliates	.00	(c)	.00	(c)	–0	–	–0	–	–0	–	.00	(c)

Net increase (decrease) in net asset value from operations	(1.67)	1.31	.23	1.68	(.48)	1.12

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	(.14)	(.21)	–0	–	(.04)
Distributions from net realized gain on investment transactions	–0	–	–0	–	(.34)	–0	–	(.58)	(.05)

Total dividends and distributions	–0	–	–0	–	(.48)	(.21)	(.58)	(.09)

Net asset value, end of period	$10.58	$12.25	$10.94	$11.19	$9.72	$10.78

Total Return
Total investment return based on net asset value (d)	(13.63)%	11.97%	2.45%	17.32%	(4.84)%	11.50%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$864,811	$1,065,829	$89,696	$95,350	$89,127	$98,502
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (e)(f)‡	.71	%^	.75%	.94%	.94%	.92%	.89%
Expenses, before waivers/reimbursements (e)(f)‡	.75	%^	.78%	1.20%	1.20%	1.16%	1.17%
Net investment income (b)	.70	%^	.09%	.01%	.78%	.64%	.31%
Portfolio turnover rate	1%	18%	31%	29%	67%	59%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.04	%^	.03%	.06%	.07%	.08%	.11%

See footnote summary on page 42.

41

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Portfolio’s investments in affiliated/unaffiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of affiliated/unaffiliated acquired fund fees and expenses, and for the six months ended June 30, 2022, and the years ended December 31, 2021, December 31, 2020, December 31, 2019, December 31, 2018 and December 31, 2017, such waiver amounted to .04% (annualized), .03%, .06%, .07%, .08% and .11%, respectively.

(f)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Class A
Net of waivers/reimbursements	.44	%^	.68%	.69%	.68%	.67%	.63%
Before waivers/reimbursements	.48	%^	.72%	.95%	.95%	.92%	.94%
Class B
Net of waivers/reimbursements	.71	%^	.75%	.94%	.94%	.92%	.89%
Before waivers/reimbursements	.75	%^	.78%	1.20%	1.20%	1.16%	1.17%

^	Annualized.

See notes to financial statements.

42

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO	AB Variable Products Series Fund

OPERATION AND EFFECTIVENESS OF THE PORTFOLIO’S LIQUIDITY RISK MANAGEMENT PROGRAM:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolio to designate an Administrator of the Portfolio’s Liquidity Risk Management Program. The Administrator of the Portfolio’s LRMP is AllianceBernstein L.P., the Portfolio’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolio’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolio’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2022, which covered the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolio will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolio classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolio’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolio participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolio is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolio’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Portfolio’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was significantly recovered and improved compared to the prior reporting period which included extreme levels of price volatility and relative illiquidity beginning in March 2020 with COVID-19 impacts. As such, the program operated in a relatively robust and benign liquidity environment experienced in markets during the Program Reporting Period. There were no liquidity events that impacted the Portfolio or its ability to timely meet redemptions during the Program Reporting Period.

43

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Global Risk Allocation—Moderate Portfolio (the “Fund”) at a meeting held by video conference on August 3-4, 2021 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2019 and 2020 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts

44

AB Variable Products Series Fund

for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended May 31, 2021 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

45

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued, and rules adopted, by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that the advisory fee for the Fund is for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s expense cap for the Class A Shares of the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

46

VPS-GRA-0152-0622

JUN    06.30.22

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	SUSTAINABLE GLOBAL THEMATIC PORTFOLIO (formerly, Global Thematic Growth Portfolio)

As of May 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Portfolio’s shareholder reports from the insurance company that offers your contract unless you specifically requested paper copies from the insurance company or from your financial intermediary. Instead of delivering paper copies of the reports, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO

EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of each class’ table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of each class’ table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each classes’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$703.50	$3.72	0.88%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.43	$4.41	0.88%

Class B
Actual	$1,000	$702.50	$4.77	1.13%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.19	$5.66	1.13%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
TEN LARGEST HOLDINGS[1]

June 30, 2022 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Waste Management, Inc.	$4,428,312	2.9%
Lumentum Holdings, Inc.	4,045,257	2.7
Danaher Corp.	4,036,038	2.7
NextEra Energy, Inc.	3,613,509	2.4
Vestas Wind Systems A/S	3,587,749	2.4
Deere & Co.	3,587,651	2.4
SVB Financial Group	3,539,111	2.3
Flex Ltd.	3,532,272	2.3
Becton Dickinson and Co.	3,482,236	2.3
STERIS PLC	3,475,895	2.3

	$37,328,030	24.7%

SECTOR BREAKDOWN2

June 30, 2022 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Information Technology	$41,096,490	27.1%
Industrials	30,420,214	20.1
Health Care	29,034,755	19.2
Financials	25,066,753	16.5
Consumer Discretionary	7,043,995	4.7
Utilities	5,667,874	3.7
Materials	4,681,590	3.1
Short-Term Investments	8,455,755	5.6

Total Investments	$151,467,426	100.0%

1	Long-term investments.

2	The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
COUNTRY BREAKDOWN[1]

June 30, 2022 (unaudited)	AB Variable Products Series Fund

COUNTRY	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
United States	$89,358,774	59.0%
Netherlands	8,881,064	5.9
Germany	6,433,543	4.3
Denmark	5,653,584	3.7
Switzerland	5,351,103	3.5
India	5,116,126	3.4
Japan	4,341,353	2.9
Taiwan	3,667,406	2.4
United Kingdom	3,633,024	2.4
Hong Kong	2,845,278	1.9
Austria	2,788,886	1.8
France	2,757,692	1.8
Norway	2,183,838	1.4
Short-Term Investments	8,455,755	5.6

Total Investments	$151,467,426	100.0%

1	All data are as of June 30, 2022. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

3

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2022 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–94.5%

INFORMATION TECHNOLOGY–27.2%
COMMUNICATIONS EQUIPMENT–4.2%
Calix, Inc.(a)	65,549	$2,237,843
Lumentum Holdings, Inc.(a)	50,935	4,045,257

		6,283,100

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–2.3%
Flex Ltd.(a)	244,110	3,532,272

IT SERVICES–3.1%
Accenture PLC–Class A	5,426	1,506,529
Block, Inc.(a)	20,969	1,288,755
Visa, Inc.–Class A	9,290	1,829,108

		4,624,392

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–7.6%
ASML Holding NV	4,250	2,007,861
Infineon Technologies AG	85,600	2,082,263
MediaTek, Inc.	78,000	1,712,192
NXP Semiconductors NV	17,120	2,534,274
Taiwan Semiconductor Manufacturing Co., Ltd.	122,000	1,955,214
Wolfspeed, Inc.(a)	18,490	1,173,191

		11,464,995

SOFTWARE–6.8%
Adobe, Inc.(a)	6,940	2,540,457
Dassault Systemes SE	74,450	2,757,692
Intuit, Inc.	4,089	1,576,064
Microsoft Corp.	13,470	3,459,500

		10,333,713

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–3.2%
Apple, Inc.	24,650	3,370,148
Dell Technologies, Inc.–Class C	32,198	1,487,870

		4,858,018

		41,096,490

INDUSTRIALS–20.1%
AEROSPACE & DEFENSE–1.1%
Hexcel Corp.	30,315	1,585,778

BUILDING PRODUCTS–2.5%
Owens Corning	26,270	1,952,124
Trex Co., Inc.(a)	32,830	1,786,608

		3,738,732

COMMERCIAL SERVICES & SUPPLIES–6.4%
Tetra Tech, Inc.	22,830	3,117,437
TOMRA Systems ASA	116,360	2,183,838

Waste Management, Inc.	28,947	4,428,312

		9,729,587

ELECTRICAL EQUIPMENT–3.7%
Rockwell Automation, Inc.	10,374	2,067,642
Vestas Wind Systems A/S	168,740	3,587,749

		5,655,391

MACHINERY–5.4%
Deere & Co.	11,980	3,587,651
SMC Corp.	6,200	2,759,865
Xylem, Inc./NY	22,790	1,781,722

		8,129,238

PROFESSIONAL SERVICES–1.0%
Recruit Holdings Co., Ltd.	53,700	1,581,488

		30,420,214

HEALTH CARE–19.2%
BIOTECHNOLOGY–1.2%
Abcam PLC(a)	128,770	1,850,772

HEALTH CARE EQUIPMENT & SUPPLIES–7.7%
Alcon, Inc.	42,440	2,975,958
Becton Dickinson and Co.	14,125	3,482,236
Koninklijke Philips NV	80,340	1,723,175
STERIS PLC	16,861	3,475,895

		11,657,264

HEALTH CARE PROVIDERS & SERVICES–1.5%
Apollo Hospitals Enterprise Ltd.	47,019	2,191,213

LIFE SCIENCES TOOLS & SERVICES–8.8%
Bio-Rad Laboratories, Inc.–Class A(a)	5,570	2,757,150
Bruker Corp.	39,830	2,499,731
Danaher Corp.	15,920	4,036,038
Gerresheimer AG	25,710	1,679,566
West Pharmaceutical Services, Inc.	7,815	2,363,021

		13,335,506

		29,034,755

FINANCIALS–16.6%
BANKS–6.1%
Erste Group Bank AG	109,750	2,788,886
HDFC Bank Ltd.	171,265	2,924,912
SVB Financial Group(a)	8,960	3,539,111

		9,252,909

CAPITAL MARKETS–6.8%
Deutsche Boerse AG	15,910	2,671,714
London Stock Exchange Group PLC	19,100	1,782,252

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

MSCI, Inc.	8,310	$3,424,966
Partners Group Holding AG	2,630	2,375,145

		10,254,077

INSURANCE–3.7%
Aflac, Inc.	49,060	2,714,490
AIA Group Ltd.	260,400	2,845,277

		5,559,767

		25,066,753

CONSUMER DISCRETIONARY–4.6%
AUTO COMPONENTS–1.0%
Aptiv PLC(a)	17,120	1,524,878

HOUSEHOLD DURABLES–1.9%
TopBuild Corp.(a)	17,023	2,845,565

TEXTILES, APPAREL & LUXURY GOODS–1.7%
NIKE, Inc.–Class B	26,160	2,673,552

		7,043,995

UTILITIES–3.7%
ELECTRIC UTILITIES–2.4%
NextEra Energy, Inc.	46,650	3,613,509

WATER UTILITIES–1.3%
American Water Works Co., Inc.	13,809	2,054,365

		5,667,874

MATERIALS–3.1%
CHEMICALS–3.1%
Chr Hansen Holding A/S	28,300	2,065,835
Koninklijke DSM NV	18,260	2,615,755

		4,681,590

Total Common Stocks (cost $127,453,814)		143,011,671

SHORT-TERM INVESTMENTS–5.6%
INVESTMENT COMPANIES–5.6%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.30%(b)(c)(d) (cost $8,455,755)	8,455,755	8,455,755

TOTAL INVESTMENTS–100.1% (cost $135,909,569)		151,467,426
Other assets less liabilities–(0.1)%		(214,742)

NET ASSETS–100.0%		$151,252,684

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	323	INR	24,881	07/07/2022	$(7,904)
Bank of America, NA	JPY	87,871	USD	686	07/15/2022	38,338
Barclays Bank PLC	BRL	5,081	USD	965	07/05/2022	(5,818)
Barclays Bank PLC	USD	970	BRL	5,081	07/05/2022	844
Barclays Bank PLC	USD	1,747	JPY	226,965	07/15/2022	(73,636)
Barclays Bank PLC	USD	439	TWD	13,011	07/27/2022	(1,111)
Barclays Bank PLC	USD	957	BRL	5,081	08/02/2022	5,227
BNP Paribas SA	KRW	354,040	USD	273	07/27/2022	(1,529)
BNP Paribas SA	NOK	11,705	USD	1,171	09/22/2022	(19,746)
Citibank, NA	USD	256	INR	19,646	07/07/2022	(7,046)
Deutsche Bank AG	EUR	15,712	USD	16,600	07/28/2022	109,808
Goldman Sachs Bank USA	USD	3,104	JPY	393,695	07/15/2022	(200,871)
Goldman Sachs Bank USA	TWD	11,205	USD	385	07/27/2022	8,101
Morgan Stanley Capital Services, Inc.	BRL	5,081	USD	970	07/05/2022	(843)
Morgan Stanley Capital Services, Inc.	USD	1,036	BRL	5,081	07/05/2022	(64,991)
Morgan Stanley Capital Services, Inc.	INR	219,417	USD	2,866	07/07/2022	88,374
Morgan Stanley Capital Services, Inc.	USD	3,255	AUD	4,541	07/21/2022	(119,952)
Morgan Stanley Capital Services, Inc.	USD	2,024	CNH	13,837	07/21/2022	43,252

5

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	4,241	CNH	28,381	07/21/2022	$(1,475)
Morgan Stanley Capital Services, Inc.	TWD	30,358	USD	1,046	07/27/2022	23,603
Morgan Stanley Capital Services, Inc.	USD	1,236	EUR	1,166	07/28/2022	(11,993)
Morgan Stanley Capital Services, Inc.	GBP	685	USD	836	08/25/2022	1,761
Natwest Markets PLC	USD	566	ZAR	9,091	08/18/2022	(9,598)
Natwest Markets PLC	USD	1,520	GBP	1,208	08/25/2022	(48,208)
Standard Chartered Bank	CNH	3,287	USD	492	07/21/2022	1,409
State Street Bank & Trust Co.	CHF	1,688	USD	1,817	07/13/2022	47,583
State Street Bank & Trust Co.	CHF	431	USD	447	07/13/2022	(4,293)
State Street Bank & Trust Co.	USD	813	CHF	803	07/13/2022	28,386
State Street Bank & Trust Co.	JPY	81,007	USD	618	07/15/2022	20,588
State Street Bank & Trust Co.	USD	419	JPY	56,496	07/15/2022	(2,591)
State Street Bank & Trust Co.	AUD	376	USD	259	07/21/2022	(563)
State Street Bank & Trust Co.	CAD	845	USD	652	07/21/2022	(4,178)
State Street Bank & Trust Co.	EUR	269	USD	288	07/28/2022	5,323
State Street Bank & Trust Co.	USD	1,593	EUR	1,525	07/28/2022	7,205
State Street Bank & Trust Co.	USD	845	EUR	795	07/28/2022	(10,735)
State Street Bank & Trust Co.	GBP	296	USD	364	08/25/2022	3,514
State Street Bank & Trust Co.	USD	364	NOK	3,589	09/22/2022	1,302
State Street Bank & Trust Co.	USD	1,167	SEK	11,865	09/22/2022	(3,731)
UBS AG	USD	1,375	CHF	1,316	07/13/2022	3,822
UBS AG	USD	5,564	CAD	6,958	07/21/2022	(158,497)
UBS AG	USD	2,224	KRW	2,772,557	07/27/2022	(72,506)
UBS AG	USD	930	EUR	882	07/28/2022	(4,332)

						$(397,707)

(a)	Non-income producing security.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

6

AB Variable Products Series Fund

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

GBP—Great British Pound

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

NOK—Norwegian Krone

SEK—Swedish Krona

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

See notes to financial statements.

7

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2022 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $127,453,814)	$143,011,671
Affiliated issuers (cost $8,455,755)	8,455,755
Foreign currencies, at value (cost $159,822)	159,650
Unrealized appreciation on forward currency exchange contracts	438,440
Unaffiliated dividends receivable	410,424
Receivable for capital stock sold	69,304
Affiliated dividends receivable	6,258

Total assets	152,551,502

LIABILITIES
Unrealized depreciation on forward currency exchange contracts	836,147
Foreign capital gains tax payable	115,770
Advisory fee payable	90,379
Custody and accounting fees payable	67,133
Payable for capital stock redeemed	60,039
Distribution fee payable	21,614
Administrative fee payable	21,127
Directors’ fees payable	469
Transfer Agent fee payable	90
Accrued expenses	86,050

Total liabilities	1,298,818

NET ASSETS	$151,252,684

COMPOSITION OF NET ASSETS
Capital stock, at par	$4,827
Additional paid-in capital	111,695,833
Distributable earnings	39,552,024

NET ASSETS	$151,252,684

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$50,903,353	1,566,026	$32.50

B	$100,349,331	3,260,798	$30.77

See notes to financial statements.

8

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2022 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $155,578)	$1,178,023
Affiliated issuers	9,813
Securities lending income	3,587

1,191,423

EXPENSES
Advisory fee (see Note B)	666,785
Distribution fee—Class B	148,861
Transfer agency—Class A	921
Transfer agency—Class B	1,870
Custody and accounting	43,519
Administrative	41,581
Audit and tax	26,000
Legal	14,590
Printing	10,658
Directors’ fees	10,333
Miscellaneous	8,856

Total expenses	973,974
Less: expenses waived and reimbursed by the Adviser (see Note B)	(46,427)

Net expenses	927,547

Net investment income	263,876

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions(a)	6,287,325
Forward currency exchange contracts	1,402,563
Foreign currency transactions	(248,332)
Net change in unrealized appreciation/depreciation of:
Investments(b)	(71,959,764)
Forward currency exchange contracts	(612,830)
Foreign currency denominated assets and liabilities	(13,561)

Net loss on investment and foreign currency transactions	(65,144,599)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(64,880,723)

(a)	Net of foreign realized capital gains taxes of $137,546.
(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $242,403.

See notes to financial statements.

9

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$263,876		$(792,836)
Net realized gain on investment and foreign currency transactions	7,441,556		18,109,516
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(72,586,155)		24,070,256

Net increase (decrease) in net assets from operations	(64,880,723)		41,386,936
Distributions to Shareholders
Class A	–0	–	(7,534,996)
Class B	–0	–	(17,177,009)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(4,397,731)		18,478,020

Total increase (decrease)	(69,278,454)		35,152,951
NET ASSETS
Beginning of period	220,531,138		185,378,187

End of period	$151,252,684		$220,531,138

See notes to financial statements.

10

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Sustainable Global Thematic Portfolio (the “Portfolio”) (formerly known as AB Global Thematic Growth Portfolio) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers 10 separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The

11

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2022:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Information Technology	$30,581,268		$10,515,222		$–0	–	$41,096,490
Industrials	20,307,274		10,112,940		–0	–	30,420,214
Health Care	18,614,071		10,420,684		–0	–	29,034,755
Financials	9,678,567		15,388,186		–0	–	25,066,753
Consumer Discretionary	7,043,995		–0	–	–0	–	7,043,995
Utilities	5,667,874		–0	–	–0	–	5,667,874
Materials	–0	–	4,681,590		–0	–	4,681,590
Short-Term Investments	8,455,755		–0	–	–0	–	8,455,755

Total Investments in Securities	100,348,804		51,118,622	(a)	–0	–	151,467,426

12

AB Variable Products Series Fund

	Level 1		Level 2	Level 3		Total
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	$–0	–	$438,440	$–0	–	$438,440
Liabilities:
Forward Currency Exchange Contracts	–0	–	(836,147)	–0	–	(836,147)

Total	$100,348,804		$50,720,915	$–0	–	$151,069,719

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

13

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, ..65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has contractually agreed to waive its management fee and/or bear expenses of the Portfolio in order to reduce the Portfolio’s total operating expenses by an amount equal to .05% on an annual basis of the average net assets for Class A and Class B. For the six months ended June 30, 2022, such reimbursements/waivers amounted to $44,452. This fee waiver and/or expense reimbursement agreement extends through May 1, 2023 and then may be extended by the Adviser for additional one-year terms.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2022, the reimbursement for such services amounted to $41,581.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $873 for the six months ended June 30, 2022.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Portfolio in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2022, such waiver amounted to $1,975.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2022 is as follows:

Portfolio	Market Value 12/31/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,674	$24,508	$22,726	$8,456	$10

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to ..50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

14

AB Variable Products Series Fund

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2022 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$36,962,907		$41,953,648
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$29,056,025
Gross unrealized depreciation	(13,895,875)

Net unrealized appreciation	$15,160,150

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolio, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2022, the Portfolio held forward currency exchange contracts for hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

15

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

During the six months ended June 30, 2022, the Portfolio had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$438,440	Unrealized depreciation on forward currency exchange contracts	$836,147

Total		$438,440		$836,147

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	$1,402,563	$(612,830)

Total		$1,402,563	$(612,830)

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2022:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$35,894,477
Average principal amount of sale contracts	$35,957,024

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2022. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*		Security Collateral Received*		Net Amount of Derivative Assets
Bank of America, NA	$38,338	$(7,904)		$–0	–	$–0	–	$30,434
Barclays Bank PLC	6,071	(6,071)		–0	–	–0	–	–0	–
Deutsche Bank AG	109,808	–0	–	–0	–	–0	–	109,808
Goldman Sachs Bank USA	8,101	(8,101)		–0	–	–0	–	–0	–
Morgan Stanley Capital Services, Inc.	156,990	(156,990)		–0	–	–0	–	–0	–
Standard Chartered Bank	1,409	–0	–	–0	–	–0	–	1,409
State Street Bank & Trust Co.	113,901	(26,091)		–0	–	–0	–	87,810
UBS AG	3,822	(3,822)		–0	–	–0	–	–0	–

Total	$438,440	$(208,979)		$–0	–	$–0	–	$229,461	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivative Liabilities
Bank of America, NA	$7,904	$(7,904)		$–0	–	$–0	–	$–0	–
Barclays Bank PLC	80,565	(6,071)		–0	–	–0	–	74,494
BNP Paribas SA	21,275	–0	–	–0	–	–0	–	21,275
Citibank, NA	7,046	–0	–	–0	–	–0	–	7,046

16

AB Variable Products Series Fund

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivative Liabilities
Goldman Sachs Bank USA	$200,871	$(8,101)		$–0	–	$–0	–	$192,770
Morgan Stanley Capital Services, Inc.	199,254	(156,990)		–0	–	–0	–	42,264
Natwest Markets PLC	57,806	–0	–	–0	–	–0	–	57,806
State Street Bank & Trust Co.	26,091	(26,091)		–0	–	–0	–	–0	–
UBS AG	235,335	(3,822)		–0	–	–0	–	231,513

Total	$836,147	$(208,979)		$–0	–	$–0	–	$627,168	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to

17

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2022 is as follows:

							Government Money Market Portfolio
Market Value of Securities on Loan*		Cash Collateral*		Market Value of Non-Cash Collateral*		Income from Borrowers	Income Earned		Advisory Fee Waived
$–0	–	$–0	–	$–0	–	$3,587	$–0	–	$–0	–

*	As of June 30, 2022.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021
Class A
Shares sold	120,605		168,391	$4,643,100		$7,542,892
Shares issued in reinvestment of distributions	–0	–	173,059	–0	–	7,534,996
Shares redeemed	(85,363)		(186,103)	(3,226,336)		(8,388,232)

Net increase	35,242		155,347	$1,416,764		$6,689,656

Class B
Shares sold	167,374		519,440	$6,095,031		$22,261,300
Shares issued in reinvestment of distributions	–0	–	415,707	–0	–	17,177,009
Shares redeemed	(327,213)		(649,032)	(11,909,526)		(27,649,945)

Net increase (decrease)	(159,839)		286,115	$(5,814,495)		$11,788,364

At June 30, 2022, certain shareholders of the Portfolio owned 58% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Sector Risk—The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the information technology or health care sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio’s investments.

ESG Risk—Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and, therefore, the Portfolio may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Portfolio’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, “sustainability” is not a uniformly defined characteristic, and the Portfolio’s sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

18

AB Variable Products Series Fund

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value, or NAV, than would be the case if the Portfolio were invested in a larger number of companies.

LIBOR Transition and Associated Risk—A Portfolio may be exposed to debt securities, derivatives or other financial instruments that are tied to the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and LIBOR’s administrator, ICE Benchmark Administration, have since announced that most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) will no longer be published after the end of 2021 but that the most widely used U.S. dollar LIBOR settings will continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (referred to as SOFR), which is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Portfolio’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting a Portfolio’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The potential effects of a phase out of LIBOR on LIBOR-based investments are currently unknown.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

19

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2022.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2022 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2021 and December 31, 2020 were as follows:

	2021	2020
Distributions paid from:
Ordinary income	$1,797,950	$1,036,748
Net long-term capital gains	22,914,055	13,419,491

Total taxable distributions paid	$24,712,005	$14,456,239

As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$175,923
Undistributed capital gains	17,205,843
Unrealized appreciation/(depreciation)	87,050,981	(a)

Total accumulated earnings/(deficit)	$104,432,747

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2021, the Portfolio did not have any capital loss carryforwards.

NOTE J: Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2020-04, “Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

20

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31,
2021	2020	2019	2018	2017
Net asset value, beginning of period	$46.20	$42.40	$33.52	$27.35	$30.32	$22.29

Income From Investment Operations
Net investment income (loss) (a)(b)	.09	(.10)	(.10)	.08	.11	.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(13.79)	9.46	12.64	8.00	(3.08)	8.13

Net increase (decrease) in net asset value from operations	(13.70)	9.36	12.54	8.08	(2.97)	8.16

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	(.24)	(.13)	–0	–	(.13)
Distributions from net realized gain on investment transactions	–0	–	(5.56)	(3.42)	(1.78)	–0	–	–0	–

Total dividends and distributions	–0	–	(5.56)	(3.66)	(1.91)	–0	–	(.13)

Net asset value, end of period	$32.50	$46.20	$42.40	$33.52	$27.35	$30.32

Total Return
Total investment return based on net asset value (c)*	(29.65)%	22.87%	39.41%	30.16%	(9.79)%	36.66%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$50,903	$70,723	$58,316	$43,237	$35,799	$40,121
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (d)‡	.88	%^	.88%	.94%	.99%	.99%	1.02%
Expenses, before waivers/reimbursements (d)‡	.93	%^	.93%	1.00%	1.04%	1.01%	1.02%
Net investment income (loss) (b)	.48	%^	(.22)%	(.29)%	.27%	.37%	.09%
Portfolio turnover rate	21%	24%	44%	43%	32%	40%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.01%	.00%	.00%	.00%

See footnote summary on page 23.

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SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31,
2021	2020	2019	2018	2017
Net asset value, beginning of period	$43.80	$40.54	$32.19	$26.33	$29.25	$21.52

Income From Investment Operations
Net investment income (loss) (a)(b)	.04	(.20)	(.18)	.01	.04	(.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(13.07)	9.02	12.11	7.68	(2.96)	7.84

Net increase (decrease) in net asset value from operations	(13.03)	8.82	11.93	7.69	(2.92)	7.80

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	(.16)	(.05)	–0	–	(.07)
Distributions from net realized gain on investment transactions	–0	–	(5.56)	(3.42)	(1.78)	–0	–	–0	–

Total dividends and distributions	–0	–	(5.56)	(3.58)	(1.83)	–0	–	(.07)

Net asset value, end of period	$30.77	$43.80	$40.54	$32.19	$26.33	$29.25

Total Return
Total investment return based on net asset value (c)*	(29.75)%	22.57%	39.08%	29.78%	(9.98)%	36.30%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$100,350	$149,808	$127,062	$93,645	$80,949	$106,331
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (d)‡	1.13	%^	1.13%	1.19%	1.24%	1.24%	1.26%
Expenses, before waivers/reimbursements (d)‡	1.18	%^	1.18%	1.25%	1.29%	1.25%	1.27%
Net investment income (loss) (b)	.21	%^	(.47)%	(.54)%	.02%	.13%	(.15)%
Portfolio turnover rate	21%	24%	44%	43%	32%	40%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.01%	.00%	.00%	.00%

See footnote summary on page 23.

22

AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the year ended December 31, 2020, such waiver amounted to .01%.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the year ended December 31, 2017 by .04%.

^	Annualized.

See notes to financial statements.

23

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	AB Variable Products Series Fund

OPERATION AND EFFECTIVENESS OF THE PORTFOLIO’S LIQUIDITY RISK MANAGEMENT PROGRAM:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolio to designate an Administrator of the Portfolio’s Liquidity Risk Management Program. The Administrator of the Portfolio’s LRMP is AllianceBernstein L.P., the Portfolio’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolio’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolio’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2022, which covered the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolio will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolio classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolio’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolio participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolio is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolio’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Portfolio’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was significantly recovered and improved compared to the prior reporting period which included extreme levels of price volatility and relative illiquidity beginning in March 2020 with COVID-19 impacts. As such, the program operated in a relatively robust and benign liquidity environment experienced in markets during the Program Reporting Period. There were no liquidity events that impacted the Portfolio or its ability to timely meet redemptions during the Program Reporting Period.

24

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Sustainable Global Thematic Portfolio (formerly AB Global Thematic Growth Portfolio) (the “Fund”) at a meeting held in-person on May 3-5, 2022 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2020 and 2021 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is

25

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2022. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and the directors took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the

26

AB Variable Products Series Fund

Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians, after giving effect to a voluntary waiver by the Adviser. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

27

VPS-SGT-0152-0622

JUN    06.30.22

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	GROWTH AND INCOME PORTFOLIO

As of May 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Portfolio’s shareholder reports from the insurance company that offers your contract unless you specifically requested paper copies from the insurance company or from your financial intermediary. Instead of delivering paper copies of the reports, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

GROWTH AND INCOME PORTFOLIO

EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each classes’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$878.60	$2.79	0.60%
Hypothetical (5% annual return before expenses)	$1,000	$1,021.82	$3.01	0.60%

Class B
Actual	$1,000	$877.60	$3.96	0.85%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.58	$4.26	0.85%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

GROWTH AND INCOME PORTFOLIO
TEN LARGEST HOLDINGS[1]

June 30, 2022 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Anthem, Inc.	$34,676,751	4.4%
Wells Fargo & Co.	32,388,302	4.1
Philip Morris International, Inc.	30,582,148	3.9
Berkshire Hathaway, Inc.—Class B	28,519,942	3.7
Roche Holding AG (Sponsored ADR)	24,662,706	3.2
Amgen, Inc.	21,873,887	2.8
Comcast Corp.—Class A	21,699,838	2.8
JPMorgan Chase & Co.	19,635,581	2.5
Cigna Corp.	18,647,202	2.4
PerkinElmer, Inc.	17,234,077	2.2

	$249,920,434	32.0%

SECTOR BREAKDOWN2

June 30, 2022 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Health Care	$151,880,669	19.2%
Industrials	143,502,280	18.2
Financials	136,805,770	17.3
Consumer Discretionary	82,888,490	10.5
Information Technology	72,355,231	9.2
Energy	38,625,213	4.9
Consumer Staples	37,409,351	4.7
Communication Services	36,426,476	4.6
Real Estate	28,655,983	3.6
Materials	12,830,221	1.6
Utilities	7,270,878	0.9
Short-Term Investments	41,516,367	5.3

Total Investments	$790,166,929	100.0%

1	Long-term investments.

2	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2022 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–95.9%

HEALTH CARE–19.5%
BIOTECHNOLOGY–4.6%
Amgen, Inc.	89,905	$21,873,887
Regeneron Pharmaceuticals, Inc.(a)	22,880	13,525,054

		35,398,941

HEALTH CARE PROVIDERS & SERVICES–7.9%
Anthem, Inc.	71,857	34,676,751
Cigna Corp.	70,762	18,647,202
Quest Diagnostics, Inc.	62,349	8,291,170

		61,615,123

LIFE SCIENCES TOOLS & SERVICES–3.1%
Bio-Rad Laboratories, Inc.–Class A(a)	14,326	7,091,370
PerkinElmer, Inc.	121,179	17,234,077

		24,325,447

PHARMACEUTICALS–3.9%
Pfizer, Inc.	112,120	5,878,452
Roche Holding AG (Sponsored ADR)	591,290	24,662,706

		30,541,158

		151,880,669

INDUSTRIALS–18.4%
AEROSPACE & DEFENSE–5.1%
Curtiss-Wright Corp.	45,876	6,058,385
Hexcel Corp.	89,830	4,699,007
Raytheon Technologies Corp.	173,764	16,700,458
Textron, Inc.	205,963	12,578,160

		40,036,010

AIR FREIGHT & LOGISTICS–1.4%
Expeditors International of Washington, Inc.	54,754	5,336,325
FedEx Corp.	26,210	5,942,069

		11,278,394

AIRLINES–1.6%
Alaska Air Group, Inc.(a)	169,990	6,808,100
Southwest Airlines Co.(a)	162,550	5,871,306

		12,679,406

BUILDING PRODUCTS–0.8%
Builders FirstSource, Inc.(a)	110,110	5,912,907

CONSTRUCTION & ENGINEERING–0.9%
EMCOR Group, Inc.	69,020	7,106,299

ELECTRICAL EQUIPMENT–2.5%
Acuity Brands, Inc.	36,003	5,545,902
Emerson Electric Co.	175,129	13,929,761

		19,475,663

MACHINERY–2.4%
Altra Industrial Motion Corp.	99,336	3,501,594
Middleby Corp. (The)(a)	22,211	2,784,371
Toro Co. (The)	72,590	5,501,596
Westinghouse Air Brake Technologies Corp.	81,767	6,711,435

		18,498,996

PROFESSIONAL SERVICES–0.9%
Robert Half International, Inc.	95,997	7,189,215

ROAD & RAIL–1.9%
Knight-Swift Transportation Holdings, Inc.	317,273	14,686,567

TRADING COMPANIES & DISTRIBUTORS–0.9%
MSC Industrial Direct Co., Inc.–Class A	88,388	6,638,823

		143,502,280

FINANCIALS–17.5%
BANKS–7.4%
Bank OZK	163,480	6,135,404
JPMorgan Chase & Co.	174,368	19,635,581
Wells Fargo & Co.	826,865	32,388,302

		58,159,287

CAPITAL MARKETS–3.6%
Goldman Sachs Group, Inc. (The)	56,460	16,769,749
Northern Trust Corp.	114,413	11,038,567

		27,808,316

CONSUMER FINANCE–0.9%
Capital One Financial Corp.	65,743	6,849,763

DIVERSIFIED FINANCIAL SERVICES–3.6%
Berkshire Hathaway, Inc.–Class B(a)	104,461	28,519,942

INSURANCE–2.0%
Aflac, Inc.	52,523	2,906,097
Allstate Corp. (The)	99,127	12,562,365

		15,468,462

		136,805,770

CONSUMER DISCRETIONARY–10.6%
AUTO COMPONENTS–0.4%
BorgWarner, Inc.	85,131	2,840,822

DISTRIBUTORS–2.1%
LKQ Corp.	329,256	16,163,177

HOTELS, RESTAURANTS & LEISURE–0.5%
Booking Holdings, Inc.(a)	2,350	4,110,127

HOUSEHOLD DURABLES–1.5%
DR Horton, Inc.	183,711	12,159,831

3

GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

MULTILINE RETAIL–1.5%
Target Corp.	84,452	$11,927,156

SPECIALTY RETAIL–4.2%
AutoZone, Inc.(a)	4,523	9,720,470
Lowe’s Cos., Inc.	79,400	13,868,798
Murphy USA, Inc.	18,880	4,396,585
Ulta Beauty, Inc.(a)	12,550	4,837,774

		32,823,627

TEXTILES, APPAREL & LUXURY GOODS–0.4%
Deckers Outdoor Corp.(a)	11,215	2,863,750

		82,888,490

INFORMATION TECHNOLOGY–9.3%
COMMUNICATIONS EQUIPMENT–1.3%
Ciena Corp.(a)	64,404	2,943,263
Cisco Systems, Inc.	161,272	6,876,638

		9,819,901

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–2.6%
IPG Photonics Corp.(a)	79,020	7,438,153
Keysight Technologies, Inc.(a)	94,452	13,020,208

		20,458,361

IT SERVICES–4.2%
Cognizant Technology Solutions Corp.–Class A	110,226	7,439,153
FleetCor Technologies, Inc.(a)	58,839	12,362,662
Mastercard, Inc.–Class A	41,480	13,086,110

		32,887,925

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–1.2%
MKS Instruments, Inc.	45,731	4,693,373
NXP Semiconductors NV	30,370	4,495,671

		9,189,044

		72,355,231

ENERGY–4.9%
ENERGY EQUIPMENT & SERVICES–0.8%
Helmerich & Payne, Inc.	141,222	6,081,019

OIL, GAS & CONSUMABLE FUELS–4.1%
Chevron Corp.	38,474	5,570,266
ConocoPhillips	61,731	5,544,061
EOG Resources, Inc.	93,318	10,306,040
Phillips 66	125,000	10,248,750
Woodside Energy Group Ltd. (ADR)	40,588	875,077

		32,544,194

		38,625,213

CONSUMER STAPLES–4.8%
FOOD & STAPLES RETAILING–0.9%
Walmart, Inc.	56,154	6,827,203

TOBACCO–3.9%
Philip Morris International, Inc.	309,724	30,582,148

		37,409,351

COMMUNICATION SERVICES–4.7%
DIVERSIFIED TELECOMMUNICATION SERVICES–4.3%
Comcast Corp.–Class A	553,003	21,699,838
Verizon Communications, Inc.	232,740	11,811,555

		33,511,393

ENTERTAINMENT–0.4%
Netflix, Inc.(a)	16,670	2,915,083

		36,426,476

REAL ESTATE–3.7%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)–1.8%
Weyerhaeuser Co.	430,120	14,245,574

REAL ESTATE MANAGEMENT & DEVELOPMENT–1.9%
CBRE Group, Inc.–Class A(a)	195,767	14,410,409

		28,655,983

MATERIALS–1.6%
CHEMICALS–0.5%
Mosaic Co. (The)	79,760	3,767,065

METALS & MINING–1.1%
BHP Group Ltd. (Sponsored ADR)(b)	112,308	6,309,464
Steel Dynamics, Inc.	41,628	2,753,692

		9,063,156

		12,830,221

UTILITIES–0.9%
ELECTRIC UTILITIES–0.9%
IDACORP, Inc.	68,645	7,270,878

Total Common Stocks (cost $673,270,153)		748,650,562

SHORT-TERM INVESTMENTS–5.3%
INVESTMENT COMPANIES–5.3%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.30%(c)(d)(e) (cost $41,516,367)	41,516,367	41,516,367

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Total Investments Before Security Lending Collateral for Securities Loaned–101.2% (cost $714,786,520)		$790,166,929

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.7%
INVESTMENT COMPANIES–0.7%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio Class AB, 1.30%(c)(d)(e) (cost $5,311,922)	5,311,922	5,311,922

TOTAL INVESTMENTS–101.9% (cost $720,098,442)		795,478,851
Other assets less liabilities–(1.9)%		(15,070,548)

NET ASSETS–100.0%		$780,408,303

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

See notes to financial statements.

5

GROWTH AND INCOME PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2022 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $673,270,153)	$748,650,562	(a)
Affiliated issuers (cost $46,828,289—including investment of cash collateral for securities loaned of $5,311,922)	46,828,289
Cash	7
Receivable for investment securities sold	5,332,034
Unaffiliated dividends receivable	1,134,861
Receivable for capital stock sold	794,266
Affiliated dividends receivable	28,279

Total assets	802,768,298

LIABILITIES
Payable for investment securities purchased	15,093,852
Payable for collateral received on securities loaned	5,311,922
Payable for capital stock redeemed	1,043,784
Advisory fee payable	360,774
Distribution fee payable	134,754
Administrative fee payable	21,128
Directors’ fees payable	724
Transfer Agent fee payable	89
Accrued expenses and other liabilities	392,968

Total liabilities	22,359,995

NET ASSETS	$780,408,303

COMPOSITION OF NET ASSETS
Capital stock, at par	$24,523
Additional paid-in capital	515,137,390
Distributable earnings	265,246,390

NET ASSETS	$780,408,303

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$144,854,019	4,475,554	$32.37

B	$635,554,284	20,047,454	$31.70

(a)	Includes securities on loan with a value of $6,246,317 (see Note E).

See notes to financial statements.

6

GROWTH AND INCOME PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2022 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $82,527)	$9,633,978
Affiliated issuers	53,232
Securities lending income	20,081

9,707,291

EXPENSES
Advisory fee (see Note B)	2,384,724
Distribution fee—Class B	883,444
Transfer agency—Class A	825
Transfer agency—Class B	3,637
Custody and accounting	68,331
Administrative	41,580
Printing	38,396
Legal	35,442
Audit and tax	20,329
Directors’ fees	14,876
Miscellaneous	15,787

Total expenses	3,507,371
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(13,352)

Net expenses	3,494,019

Net investment income	6,213,272

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions	40,899,116
Net change in unrealized appreciation/depreciation of investments	(156,645,777)

Net loss on investment transactions	(115,746,661)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(109,533,389)

See notes to financial statements.

7

GROWTH AND INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,213,272		$9,759,874
Net realized gain on investment transactions	40,899,116		232,012,332
Net change in unrealized appreciation/depreciation of investments	(156,645,777)		23,259,079

Net increase (decrease) in net assets from operations	(109,533,389)		265,031,285
Distributions to Shareholders
Class A	–0	–	(1,352,804)
Class B	–0	–	(6,060,547)
CAPITAL STOCK TRANSACTIONS
Net decrease	(32,810,125)		(346,850,196)

Total decrease	(142,343,514)		(89,232,262)
NET ASSETS
Beginning of period	922,751,817		1,011,984,079

End of period	$780,408,303		$922,751,817

See notes to financial statements.

8

GROWTH AND INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Growth and Income Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers 10 separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The

9

GROWTH AND INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2022:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$748,650,562		$–0	–	$–0	–	$748,650,562
Short-Term Investments	41,516,367		–0	–	–0	–	41,516,367
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,311,922		–0	–	–0	–	5,311,922

Total Investments in Securities	795,478,851		–0	–	–0	–	795,478,851
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total	$795,478,851		$–0	–	$–0	–	$795,478,851

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

10

AB Variable Products Series Fund

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2022, the reimbursement for such services amounted to $41,580.

11

GROWTH AND INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $873 for the six months ended June 30, 2022.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Portfolio in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2022, such waiver amounted to $13,128.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2022 is as follows:

Portfolio	Market Value 12/31/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$16,507	$188,624	$163,615	$41,516	$53
Government Money Market Portfolio*	6,838	45,111	46,637	5,312	2

Total				$46,828	$55

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2022 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$271,997,738		$313,706,555
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$108,173,923
Gross unrealized depreciation	(32,793,514)

Net unrealized appreciation	$75,380,409

12

AB Variable Products Series Fund

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2022.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2022 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$6,246,317	$5,311,922	$1,303,332	$18,495	$1,586	$224

*	As of June 30, 2022.

13

GROWTH AND INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021
Class A
Shares sold	320,502		519,539	$11,348,367		$17,715,000
Shares issued in reinvestment of dividends	–0	–	38,563	–0	–	1,352,804
Shares redeemed	(466,156)		(881,629)	(16,650,939)		(29,886,720)

Net decrease	(145,654)		(323,527)	$(5,302,572)		$(10,818,916)

Class B
Shares sold	926,769		1,732,963	$31,890,646		$57,304,403
Shares issued in reinvestment of dividends	–0	–	175,974	–0	–	6,060,547
Shares redeemed	(1,715,349)		(11,625,535)	(59,398,199)		(399,396,230)

Net decrease	(788,580)		(9,716,598)	$(27,507,553)		$(336,031,280)

At June 30, 2022, certain shareholders of the Portfolio owned 49% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing, such as the Portfolio’s value approach, may be underperforming the market generally.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligation to the Portfolio.

LIBOR Transition and Associated Risk—A Portfolio may be exposed to debt securities, derivatives or other financial instruments that are tied to the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and LIBOR’s administrator, ICE Benchmark Administration, have since announced that most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) will no longer be published after the end of 2021 but that the most widely used U.S. dollar LIBOR settings will continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (referred to as SOFR), which is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to

14

AB Variable Products Series Fund

those reference rates, which may adversely affect a Portfolio’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting a Portfolio’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The potential effects of a phase out of LIBOR on LIBOR-based investments are currently unknown.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2022.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2022 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2021 and December 31, 2020 were as follows:

	2021		2020
Distributions paid from:
Ordinary income	$7,413,351		$17,089,865
Net long-term capital gains	–0	–	45,091,707

Total taxable distributions paid	$7,413,351		$62,181,572

As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$21,192,615
Undistributed capital gains	125,605,762	(a)
Unrealized appreciation/(depreciation)	227,981,402	(b)

Total accumulated earnings/(deficit)	$374,779,779

(a)	During the fiscal year, the Portfolio utilized $35,158,323 of capital loss carry forwards to offset current year net realized gains.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2021, the Portfolio did not have any capital loss carryforwards.

15

GROWTH AND INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

NOTE J: Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2020-04, “Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

16

GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31,
2021	2020	2019	2018	2017
Net asset value, beginning of period	$36.83	$28.97	$30.30	$27.78	$33.35	$31.21

Income From Investment Operations
Net investment income (a)(b)	.29	.38	.40	.43	.41	.31
Net realized and unrealized gain (loss) on investment transactions	(4.75)	7.76	.13	5.84	(1.84)	5.21
Contributions from Affiliates	–0	–	–0	–	–0	–	–0	–	–0	–	.00	(c)

Net increase (decrease) in net asset value from operations	(4.46)	8.14	.53	6.27	(1.43)	5.52

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.28)	(.42)	(.39)	(.34)	(.49)
Distributions from net realized gain on investment transactions	–0	–	–0	–	(1.44)	(3.36)	(3.80)	(2.89)

Total dividends and distributions	–0	–	(.28)	(1.86)	(3.75)	(4.14)	(3.38)

Net asset value, end of period	$32.37	$36.83	$28.97	$30.30	$27.78	$33.35

Total Return
Total investment return based on net asset value (d)*	(12.14)%	28.15%	2.72%	23.91%	(5.61)%	18.93%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$144,854	$170,190	$143,269	$155,765	$133,188	$159,324
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (e)‡	.60	%^	.59%	.61%	.61%	.59%	.60%
Expenses, before waivers/reimbursements (e)‡	.61	%^	.59%	.62%	.62%	.60%	.60%
Net investment income (b)	1.64	%^	1.13%	1.53%	1.43%	1.28%	.97%
Portfolio turnover rate	32%	51%	54%	66%	96%	85%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.01%	.01%	.01%	.00%

See footnote summary on page 19.

17

GROWTH AND INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31,
2021	2020	2019	2018	2017
Net asset value, beginning of period	$36.12	$28.43	$29.76	$27.34	$32.88	$30.82

Income From Investment Operations
Net investment income (a)(b)	.24	.29	.33	.35	.33	.23
Net realized and unrealized gain (loss) on investment transactions	(4.66)	7.61	.13	5.74	(1.81)	5.14
Contributions from Affiliates	–0	–	–0	–	–0	–	–0	–	–0	–	.00	(c)

Net increase (decrease) in net asset value from operations	(4.42)	7.90	.46	6.09	(1.48)	5.37

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.21)	(.35)	(.31)	(.26)	(.42)
Distributions from net realized gain on investment transactions	–0	–	–0	–	(1.44)	(3.36)	(3.80)	(2.89)

Total dividends and distributions	–0	–	(.21)	(1.79)	(3.67)	(4.06)	(3.31)

Net asset value, end of period	$31.70	$36.12	$28.43	$29.76	$27.34	$32.88

Total Return
Total investment return based on net asset value (d)*	(12.24)%	27.84%	2.47%	23.61%	(5.84)%	18.59%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$635,554	$752,562	$868,715	$922,603	$772,904	$906,790
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (e)‡	.85	%^	.84%	.86%	.86%	.84%	.85%
Expenses, before waivers/reimbursements (e)‡	.86	%^	.85%	.87%	.87%	.85%	.85%
Net investment income (b)	1.39	%^	.87%	1.28%	1.18%	1.03%	.72%
Portfolio turnover rate	32%	51%	54%	66%	96%	85%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.01%	.01%	.01%	.00%

See footnote summary on page 19.

18

AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the years ended December 31, 2020, December 31, 2019 and December 31, 2018, such waiver amounted to .01%, .01% and .01%, respectively.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2019, December 31, 2018 and December 31, 2017 by .15%, .02% and .68%, respectively.

Includes the impact of a reimbursement from the Adviser as a result of an error made by the Adviser in processing a claim for class action settlement, which enhanced the Portfolio’s performance for the year ended December 31, 2017 by .01%.

^	Annualized.

See notes to financial statements.

19

GROWTH AND INCOME PORTFOLIO	AB Variable Products Series Fund

OPERATION AND EFFECTIVENESS OF THE PORTFOLIO’S LIQUIDITY RISK MANAGEMENT PROGRAM:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolio to designate an Administrator of the Portfolio’s Liquidity Risk Management Program. The Administrator of the Portfolio’s LRMP is AllianceBernstein L.P., the Portfolio’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolio’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolio’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2022, which covered the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolio will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolio classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolio’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolio participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolio is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolio’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Portfolio’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was significantly recovered and improved compared to the prior reporting period which included extreme levels of price volatility and relative illiquidity beginning in March 2020 with COVID-19 impacts. As such, the program operated in a relatively robust and benign liquidity environment experienced in markets during the Program Reporting Period. There were no liquidity events that impacted the Portfolio or its ability to timely meet redemptions during the Program Reporting Period.

20

GROWTH AND INCOME PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Growth and Income Portfolio (the “Fund”) at a meeting held in-person on May 3-5, 2022 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2020 and 2021 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the

21

GROWTH AND INCOME PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s profitability to the Adviser would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2022 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

22

AB Variable Products Series Fund

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

23

VPS-GI-0152-0622

JUN    06.30.22

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO

   (formerly, International Growth Portfolio)

As of May 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Portfolio’s shareholder reports from the insurance company that offers your contract unless you specifically requested paper copies from the insurance company or from your financial intermediary. Instead of delivering paper copies of the reports, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO

EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$712.70	$5.78	1.36%
Hypothetical (5% annual return before expenses)	$1,000	$1,018.05	$6.80	1.36%

Class B
Actual	$1,000	$711.30	$6.83	1.61%
Hypothetical (5% annual return before expenses)	$1,000	$1,016.81	$8.05	1.61%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO
TEN LARGEST HOLDINGS[1]

June 30, 2022 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
STERIS PLC	$1,137,948	2.9%
Alcon, Inc.	1,100,908	2.8
HDFC Bank Ltd.	1,066,112	2.7
Nestle SA (REG)	1,043,790	2.6
London Stock Exchange Group PLC	941,701	2.4
Vestas Wind Systems A/S	940,631	2.4
Partners Group Holding AG	927,481	2.3
Svenska Handelsbanken AB—Class A	927,096	2.3
STMicroelectronics NV	900,397	2.3
Danaher Corp.	897,714	2.3

	$9,883,778	25.0%

SECTOR BREAKDOWN2

June 30, 2022 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Financials	$8,101,777	20.2%
Information Technology	8,047,447	20.0
Health Care	7,185,010	17.9
Industrials	4,681,993	11.7
Materials	2,852,340	7.1
Consumer Staples	2,413,872	6.0
Consumer Discretionary	1,699,986	4.2
Energy	863,509	2.2
Utilities	755,699	1.9
Communication Services	480,717	1.2
Short-Term Investments	3,052,783	7.6

Total Investments	$40,135,133	100.0%

1	Long-term investments.

2	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO
COUNTRY BREAKDOWN[1]

June 30, 2022 (unaudited)	AB Variable Products Series Fund

COUNTRY	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
United States	$4,798,249	12.0%
Switzerland	4,269,114	10.6
France	3,283,355	8.2
United Kingdom	3,040,395	7.6
Netherlands	2,895,239	7.2
Germany	2,470,006	6.2
Denmark	2,316,372	5.8
Sweden	1,906,424	4.8
India	1,839,997	4.5
Finland	1,627,111	4.1
Japan	1,526,408	3.8
Ireland	1,333,639	3.3
Taiwan	1,141,754	2.8
Other	4,634,287	11.5
Short-Term Investments	3,052,783	7.6

Total Investments	$40,135,133	100.0%

1	All data are as of June 30, 2022. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 2.1% or less in the following: Austria, Canada, China, Hong Kong, Indonesia, Norway and Spain. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

3

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2022 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–93.2%

FINANCIALS–20.4%
BANKS–8.6%
Bank Mandiri Persero Tbk PT	1,049,000	$560,182
Erste Group Bank AG	33,851	860,197
HDFC Bank Ltd.	62,425	1,066,112
Svenska Handelsbanken AB–Class A	108,004	927,096

		3,413,587

CAPITAL MARKETS–6.7%
Deutsche Boerse AG	4,814	808,399
London Stock Exchange Group PLC	10,092	941,701
Partners Group Holding AG	1,027	927,481

		2,677,581

INSURANCE–5.1%
Aflac, Inc.	15,075	834,100
AIA Group Ltd.	78,800	861,013
Prudential PLC	25,363	315,496

		2,010,609

		8,101,777

INFORMATION TECHNOLOGY–20.2%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–3.4%
Flex Ltd.(a)	42,876	620,416
Halma PLC	29,439	722,790

		1,343,206

IT SERVICES–3.9%
Accenture PLC–Class A	2,874	797,966
Edenred	16,250	769,773

		1,567,739

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–10.8%
ASML Holding NV	1,480	699,208
Infineon Technologies AG	26,509	644,845
MediaTek, Inc.	25,000	548,779
NXP Semiconductors NV	6,060	897,062
STMicroelectronics NV	28,471	900,397
Taiwan Semiconductor Manufacturing Co., Ltd.	37,000	592,975

		4,283,266

SOFTWARE–2.1%
Dassault Systemes SE	23,035	853,236

		8,047,447

HEALTH CARE–18.0%
BIOTECHNOLOGY–1.4%
Abcam PLC(a)(b)	39,566	568,670

HEALTH CARE EQUIPMENT & SUPPLIES–8.3%
Alcon, Inc.	15,700	1,100,908

ConvaTec Group PLC(c)	179,402	491,737
Koninklijke Philips NV	25,819	553,780
STERIS PLC	5,520	1,137,948

		3,284,373

HEALTH CARE PROVIDERS & SERVICES–1.9%
Apollo Hospitals Enterprise Ltd.	16,606	773,885

LIFE SCIENCES TOOLS & SERVICES–4.8%
Danaher Corp.	3,541	897,714
Gerresheimer AG	7,094	463,432
Tecan Group AG (REG)	1,912	556,752

		1,917,898

PHARMACEUTICALS–1.6%
Roche Holding AG	1,915	640,184

		7,185,010

INDUSTRIALS–11.8%
COMMERCIAL SERVICES & SUPPLIES–1.7%
TOMRA Systems ASA	35,446	665,249

CONSTRUCTION & ENGINEERING–1.6%
WSP Global, Inc.	5,590	632,045

ELECTRICAL EQUIPMENT–3.6%
Schneider Electric SE	4,281	510,104
Vestas Wind Systems A/S	44,240	940,631

		1,450,735

MACHINERY–3.3%
Husqvarna AB–Class B(b)	55,293	407,555
SMC Corp.	2,000	890,279

		1,297,834

PROFESSIONAL SERVICES–1.6%
Recruit Holdings Co., Ltd.	21,600	636,130

		4,681,993

MATERIALS–7.2%
CHEMICALS–3.4%
Chr Hansen Holding A/S	8,494	620,043
Koninklijke DSM NV	5,202	745,189

		1,365,232

CONTAINERS & PACKAGING–3.8%
Huhtamaki Oyj	19,195	763,602
Smurfit Kappa Group PLC	21,455	723,506

		1,487,108

		2,852,340

CONSUMER STAPLES–6.0%
FOOD PRODUCTS–6.0%
Danone SA	13,570	759,950
Kerry Group PLC–Class A	6,380	610,132
Nestle SA (REG)	8,931	1,043,790

		2,413,872

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

CONSUMER DISCRETIONARY–4.3%
AUTO COMPONENTS–1.5%
Autoliv, Inc.	7,989	$571,773

TEXTILES, APPAREL & LUXURY GOODS–2.8%
Puma SE	8,340	553,329
Shenzhou International Group Holdings Ltd.	47,100	574,884

		1,128,213

		1,699,986

ENERGY–2.2%
OIL, GAS & CONSUMABLE FUELS–2.2%
Neste Oyj	19,413	863,509

UTILITIES–1.9%
ELECTRIC UTILITIES–1.9%
Orsted AS	7,175	755,699

COMMUNICATION SERVICES–1.2%
DIVERSIFIED TELECOMMUNICATION SERVICES–1.2%
Cellnex Telecom SA	12,352	480,717

Total Common Stocks (cost $35,605,320)		37,082,350

SHORT-TERM INVESTMENTS–7.7%
INVESTMENT COMPANIES–7.7%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.30%(d)(e)(f) (cost $3,052,783)	3,052,783	3,052,783

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–100.9% (cost $38,658,103)		40,135,133

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.2%
INVESTMENT COMPANIES–0.2%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio Class AB, 1.30%(d)(e)(f) (cost $84,744)	84,744	84,744

TOTAL INVESTMENTS–101.1% (cost $38,742,847)		40,219,877

Other assets less liabilities–(1.1)%		(445,190)

NET ASSETS–100.0%		$39,774,687

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL	3,231	USD	614	07/05/2022	$(3,700)
Barclays Bank PLC	USD	617	BRL	3,231	07/05/2022	536
Barclays Bank PLC	KRW	119,953	USD	93	07/27/2022	142
Barclays Bank PLC	USD	91	KRW	114,599	07/27/2022	(1,765)
Barclays Bank PLC	USD	103	TWD	3,052	07/27/2022	(261)
Barclays Bank PLC	USD	609	BRL	3,231	08/02/2022	3,324
Barclays Bank PLC	USD	704	GBP	562	08/25/2022	(19,677)
BNP Paribas SA	TWD	2,061	USD	70	07/27/2022	452
Deutsche Bank AG	EUR	5,738	USD	6,064	07/28/2022	42,283
Goldman Sachs Bank USA	USD	4,024	JPY	510,362	07/15/2022	(260,397)
Goldman Sachs Bank USA	USD	388	TWD	11,278	07/27/2022	(8,154)
JPMorgan Chase Bank, NA	USD	172	CNH	1,156	07/21/2022	346
JPMorgan Chase Bank, NA	KRW	105,364	USD	84	07/27/2022	1,918
Morgan Stanley Capital Services, Inc.	BRL	3,231	USD	617	07/05/2022	(536)
Morgan Stanley Capital Services, Inc.	USD	659	BRL	3,231	07/05/2022	(41,327)

5

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	2,343	AUD	3,269	07/21/2022	$(86,352)
Morgan Stanley Capital Services, Inc.	USD	2,295	CNH	15,638	07/21/2022	41,325
Morgan Stanley Capital Services, Inc.	USD	1,217	CNH	8,143	07/21/2022	(423)
Morgan Stanley Capital Services, Inc.	KRW	99,109	USD	78	07/27/2022	804
Morgan Stanley Capital Services, Inc.	KRW	86,088	USD	67	07/27/2022	(69)
Morgan Stanley Capital Services, Inc.	USD	150	TWD	4,340	07/27/2022	(3,374)
Morgan Stanley Capital Services, Inc.	EUR	610	USD	643	07/28/2022	2,614
State Street Bank & Trust Co.	SGD	91	USD	66	07/08/2022	19
State Street Bank & Trust Co.	USD	347	SGD	475	07/08/2022	(5,282)
State Street Bank & Trust Co.	CHF	1,959	USD	2,108	07/13/2022	55,222
State Street Bank & Trust Co.	CHF	94	USD	96	07/13/2022	(2,907)
State Street Bank & Trust Co.	USD	885	CHF	857	07/13/2022	13,118
State Street Bank & Trust Co.	JPY	97,379	USD	746	07/15/2022	27,646
State Street Bank & Trust Co.	JPY	10,356	USD	76	07/15/2022	(48)
State Street Bank & Trust Co.	USD	126	JPY	17,149	07/15/2022	509
State Street Bank & Trust Co.	USD	897	JPY	116,665	07/15/2022	(36,431)
State Street Bank & Trust Co.	MXN	1,212	USD	59	07/20/2022	(620)
State Street Bank & Trust Co.	USD	264	MXN	5,349	07/20/2022	954
State Street Bank & Trust Co.	AUD	409	USD	288	07/21/2022	5,464
State Street Bank & Trust Co.	AUD	139	USD	96	07/21/2022	(208)
State Street Bank & Trust Co.	CAD	200	USD	156	07/21/2022	826
State Street Bank & Trust Co.	CAD	992	USD	765	07/21/2022	(5,242)
State Street Bank & Trust Co.	USD	88	CAD	114	07/21/2022	453
State Street Bank & Trust Co.	USD	107	CAD	138	07/21/2022	(279)
State Street Bank & Trust Co.	USD	181	ILS	602	07/25/2022	(8,257)
State Street Bank & Trust Co.	EUR	573	USD	611	07/28/2022	9,292
State Street Bank & Trust Co.	USD	415	EUR	397	07/28/2022	1,876
State Street Bank & Trust Co.	USD	922	EUR	872	07/28/2022	(6,872)
State Street Bank & Trust Co.	USD	374	ZAR	5,981	08/18/2022	(8,358)
State Street Bank & Trust Co.	GBP	160	USD	196	08/25/2022	1,511
State Street Bank & Trust Co.	NOK	2,809	USD	282	09/22/2022	(3,789)
State Street Bank & Trust Co.	SEK	3,666	USD	361	09/22/2022	1,063
State Street Bank & Trust Co.	USD	107	NOK	1,058	09/22/2022	384
State Street Bank & Trust Co.	USD	95	SEK	959	09/22/2022	(964)
UBS AG	USD	3,350	CAD	4,187	07/21/2022	(97,613)
UBS AG	USD	1,636	KRW	2,039,103	07/27/2022	(53,325)
UBS AG	EUR	620	USD	654	07/28/2022	3,045

						$(441,104)

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2022, the market value of this security amounted to $491,737 or 1.2% of net assets.

(d)	Affiliated investments.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

6

AB Variable Products Series Fund

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

GBP—Great British Pound

ILS—Israeli Shekel

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

SEK—Swedish Krona

SGD—Singapore Dollar

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

REG—Registered Shares

See notes to financial statements.

7

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2022 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $35,605,320)	$37,082,350	(a)
Affiliated issuers (cost $3,137,527—including investment of cash collateral for securities loaned of $84,744)	3,137,527
Foreign currencies, at value (cost $53,760)	53,910
Unrealized appreciation on forward currency exchange contracts	215,126
Unaffiliated dividends and interest receivable	180,600
Receivable for capital stock sold	26,490
Affiliated dividends receivable	2,151

Total assets	40,698,154

LIABILITIES
Unrealized depreciation on forward currency exchange contracts	656,230
Payable for collateral received on securities loaned	84,744
Custody and accounting fees payable	52,481
Payable for capital stock redeemed	38,248
Foreign capital gains tax payable	34,297
Advisory fee payable	23,668
Administrative fee payable	21,128
Distribution fee payable	4,566
Directors’ fees payable	360
Transfer Agent fee payable	90
Accrued expenses	7,655

Total liabilities	923,467

NET ASSETS	$39,774,687

COMPOSITION OF NET ASSETS
Capital stock, at par	$2,083
Additional paid-in capital	29,997,681
Distributable earnings	9,774,923

NET ASSETS	$39,774,687

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$18,424,706	953,836	$19.32

B	$21,349,981	1,129,335	$18.90

(a)	Includes securities on loan with a value of $514,635 (see Note E).

See notes to financial statements.

8

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2022 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $68,141)	$548,716
Affiliated issuers	3,654
Interest (net of foreign taxes withheld of $219)	1,104
Securities lending income	2,447

555,921

EXPENSES
Advisory fee (see Note B)	175,859
Distribution fee—Class B	31,402
Transfer agency—Class A	951
Transfer agency—Class B	1,097
Administrative	41,580
Custody and accounting	35,786
Audit and tax	28,053
Printing	15,288
Legal	14,614
Directors’ fees	9,410
Miscellaneous	8,066

Total expenses	362,106
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(12,527)

Net expenses	349,579

Net investment income	206,342

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions(a)	1,522,106
Forward currency exchange contracts	186,139
Foreign currency transactions	(30,809)
Net change in unrealized appreciation/depreciation of:
Investments(b)	(17,677,269)
Forward currency exchange contracts	(539,853)
Foreign currency denominated assets and liabilities	(7,952)

Net loss on investment and foreign currency transactions	(16,547,638)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(16,341,296)

(a)	Net of foreign realized capital gains taxes of $37,798.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $71,873.

See notes to financial statements.

9

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$206,342		$(131,178)
Net realized gain on investment and foreign currency transactions	1,677,436		7,230,514
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(18,225,074)		(2,427,956)

Net increase (decrease) in net assets from operations	(16,341,296)		4,671,380
Distributions to Shareholders
Class A	–0	–	(2,543,196)
Class B	–0	–	(3,008,549)
CAPITAL STOCK TRANSACTIONS
Net decrease	(1,428,757)		(1,053,333)

Total decrease	(17,770,053)		(1,933,698)
NET ASSETS
Beginning of period	57,544,740		59,478,438

End of period	$39,774,687		$57,544,740

See notes to financial statements.

10

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Sustainable International Thematic Portfolio (the “Portfolio”) (formerly known as AB International Growth Portfolio) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers 10 separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The

11

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2022:

	Level 1		Level 2	Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Financials	$834,100		$7,267,677	$–0	–	$8,101,777
Information Technology	2,315,444		5,732,003	–0	–	8,047,447
Health Care	2,035,662		5,149,348	–0	–	7,185,010
Industrials	632,045		4,049,948	–0	–	4,681,993
Materials	–0	–	2,852,340	–0	–	2,852,340
Consumer Staples	–0	–	2,413,872	–0	–	2,413,872
Consumer Discretionary	571,773		1,128,213	–0	–	1,699,986
Energy	–0	–	863,509	–0	–	863,509

12

AB Variable Products Series Fund

	Level 1		Level 2		Level 3		Total
Utilities	$–0	–	$755,699		$–0	–	$755,699
Communication Services	–0	–	480,717		–0	–	480,717
Short-Term Investments	3,052,783		–0	–	–0	–	3,052,783
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	84,744		–0	–	–0	–	84,744

Total Investments in Securities	9,526,551		30,693,326	(a)	–0	–	40,219,877
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	–0	–	215,126		–0	–	215,126
Liabilities:
Forward Currency Exchange Contracts	–0	–	(656,230)		–0	–	(656,230)

Total	$9,526,551		$30,252,222		$–0	–	$39,778,773

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

13

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has contractually agreed to waive its management fee and/or bear expenses of the Portfolio in order to reduce the Portfolio’s total operating expenses by an amount equal to 0.05% on an annual basis of the average net assets for Class A and Class B. For the six months ended June 30, 2022, such reimbursements/waivers amounted to $11,724. This fee waiver and/or expense reimbursement agreement extends through May 1, 2023 and then may be extended by the Adviser for additional one-year terms.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2022, the reimbursement for such services amounted to $41,580.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $873 for the six months ended June 30, 2022.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Portfolio in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2022, such waiver amounted to $769.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2022 is as follows:

Portfolio	Market Value 12/31/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,635	$7,297	$6,879	$3,053	$4
Government Money Market Portfolio*	1,024	3,900	4,839	85	0	**

Total				$3,138	$4

*	Investments of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to ..50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

14

AB Variable Products Series Fund

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2022 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$9,907,415		$11,600,391
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$5,715,552
Gross unrealized depreciation	(4,679,626)

Net unrealized appreciation	$1,035,926

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolio, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2022, the Portfolio held forward currency exchange contracts for hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

15

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended June 30, 2022, the Portfolio had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$215,126	Unrealized depreciation on forward currency exchange contracts	$656,230

Total		$215,126		$656,230

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	$186,139	$(539,853)

Total		$186,139	$(539,853)

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2022:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$23,533,788
Average principal amount of sale contracts	$16,055,714

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2022. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*		Security Collateral Received*		Net Amount of Derivative Assets
Barclays Bank PLC	$4,002	$(4,002)		$–0	–	$–0	–	$–0	–
BNP Paribas SA	452	–0	–	–0	–	–0	–	452
Deutsche Bank AG	42,283	–0	–	–0	–	–0	–	42,283
JPMorgan Chase Bank, NA	2,264	–0	–	–0	–	–0	–	2,264
Morgan Stanley Capital Services, Inc.	44,743	(44,743)		–0	–	–0	–	–0	–
State Street Bank & Trust Co.	118,337	(79,257)		–0	–	–0	–	39,080
UBS AG	3,045	(3,045)		–0	–	–0	–	–0	–

Total	$215,126	$(131,047)		$–0	–	$–0	–	$84,079	^

16

AB Variable Products Series Fund

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivative Liabilities
Barclays Bank PLC	$25,403	$(4,002)		$–0	–	$–0	–	$21,401
Goldman Sachs Bank USA	268,551	–0	–	–0	–	–0	–	268,551
Morgan Stanley Capital Services, Inc.	132,081	(44,743)		–0	–	–0	–	87,338
State Street Bank & Trust Co.	79,257	(79,257)		–0	–	–0	–	–0	–
UBS AG	150,938	(3,045)		–0	–	–0	–	147,893

Total	$656,230	$(131,047)		$–0	–	$–0	–	$525,183	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

17

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2022 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$514,635	$84,744	$530,538	$2,289	$158	$34

*	As of June 30, 2022.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021
Class A
Shares sold	24,375		25,160	$563,205		$699,611
Shares issued in reinvestment of distributions	–0	–	93,984	–0	–	2,543,196
Shares redeemed	(53,158)		(131,186)	(1,212,350)		(3,650,448)

Net decrease	(28,783)		(12,042)	$(649,145)		$(407,641)

Class B
Shares sold	45,070		69,412	$960,202		$1,884,980
Shares issued in reinvestment of distributions	–0	–	113,359	–0	–	3,008,549
Shares redeemed	(78,964)		(202,023)	(1,739,814)		(5,539,221)

Net decrease	(33,894)		(19,252)	$(779,612)		$(645,692)

At June 30, 2022, certain shareholders of the Portfolio owned 79% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing, such as the Portfolio’s growth approach, may underperform the market generally.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value, or NAV, than would be the case if the Portfolio were invested in a larger number of companies.

Sector Risk—The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the information technology or financial services sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio’s investments.

ESG Risk—Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and, therefore, the Portfolio may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Portfolio’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, “sustainability” is not a uniformly defined characteristic, and the Portfolio’s sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

18

AB Variable Products Series Fund

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

LIBOR Transition and Associated Risk—A Portfolio may be exposed to debt securities, derivatives or other financial instruments that are tied to the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and LIBOR’s administrator, ICE Benchmark Administration, have since announced that most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) will no longer be published after the end of 2021 but that the most widely used U.S. dollar LIBOR settings will continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (referred to as SOFR), which is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Portfolio’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting a Portfolio’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The potential effects of a phase out of LIBOR on LIBOR-based investments are currently unknown.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

19

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2022.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2022 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2021 and December 31, 2020 were as follows:

	2021		2020
Distributions paid from:
Ordinary income	$–0	–	$1,009,224
Net long-term capital gains	5,551,745		4,091,499

Total taxable distributions paid	$5,551,745		$5,100,723

As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed capital gains	$7,065,749
Unrealized appreciation/(depreciation)	19,050,470	(a)

Total accumulated earnings/(deficit)	$26,116,219

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2021, the Portfolio did not have any capital loss carryforwards.

NOTE J: Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2020-04, “Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

20

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31,
2021	2020	2019	2018	2017
Net asset value, beginning of period	$27.11	$27.56	$23.49	$18.99	$23.15	$17.34

Income From Investment Operations
Net investment income (loss) (a)(b)	.11	(.02)	(.10)	.08	.15	.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(7.90)	2.29	6.65	5.08	(4.16)	6.00

Net increase (decrease) in net asset value from operations	(7.79)	2.27	6.55	5.16	(4.01)	6.06

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	(.34)	(.13)	(.15)	(.25)
Distributions from net realized gain on investment transactions	–0	–	(2.72)	(2.14)	(.53)	–0	–	–0	–

Total dividends and distributions	–0	–	(2.72)	(2.48)	(.66)	(.15)	(.25)

Net asset value, end of period	$19.32	$27.11	$27.56	$23.49	$18.99	$23.15

Total Return
Total investment return based on net asset value (c)*	(28.73)%	8.25%	29.94%	27.53%	(17.41)%	35.02%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,425	$26,641	$27,410	$24,123	$21,522	$30,318
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.36	%^	1.23%	1.31%	1.36%	1.27%	1.24%
Expenses, before waivers/reimbursements	1.41	%^	1.28%	1.37%	1.41%	1.29%	1.24%
Net investment income (loss) (b)	1.02	%^	(.09)%	(.42)%	.40%	.69%	.30%
Portfolio turnover rate	22%	25%	34%	49%	33%	52%

See footnote summary on page 22.

21

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31,
2021	2020	2019	2018	2017
Net asset value, beginning of period	$26.57	$27.12	$23.15	$18.71	$22.80	$17.09

Income From Investment Operations
Net investment income (loss) (a)(b)	.08	(.09)	(.15)	.03	.09	.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(7.75)	2.26	6.54	5.00	(4.09)	5.90

Net increase (decrease) in net asset value from operations	(7.67)	2.17	6.39	5.03	(4.00)	5.91

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	(.28)	(.06)	(.09)	(.20)
Distributions from net realized gain on investment transactions	–0	–	(2.72)	(2.14)	(.53)	–0	–	–0	–

Total dividends and distributions	–0	–	(2.72)	(2.42)	(.59)	(.09)	(.20)

Net asset value, end of period	$18.90	$26.57	$27.12	$23.15	$18.71	$22.80

Total Return
Total investment return based on net asset value (c)*	(28.87)%	8.01%	29.60%	27.23%	(17.60)%	34.63%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,350	$30,904	$32,068	$29,756	$28,169	$41,007
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.61	%^	1.48%	1.56%	1.61%	1.52%	1.49%
Expenses, before waivers/reimbursements	1.66	%^	1.53%	1.62%	1.66%	1.54%	1.49%
Net investment income (loss) (b)	.76	%^	(.34)%	(.67)%	.15%	.43%	.04%
Portfolio turnover rate	22%	25%	34%	49%	33%	52%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the year ended December 31, 2017 by .01%.

^	Annualized.

See notes to financial statements.

22

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO	AB Variable Products Series Fund

OPERATION AND EFFECTIVENESS OF THE PORTFOLIO’S LIQUIDITY RISK MANAGEMENT PROGRAM:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolio to designate an Administrator of the Portfolio’s Liquidity Risk Management Program. The Administrator of the Portfolio’s LRMP is AllianceBernstein L.P., the Portfolio’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolio’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolio’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2022, which covered the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolio will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolio classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolio’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolio participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolio is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolio’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Portfolio’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was significantly recovered and improved compared to the prior reporting period which included extreme levels of price volatility and relative illiquidity beginning in March 2020 with COVID-19 impacts. As such, the program operated in a relatively robust and benign liquidity environment experienced in markets during the Program Reporting Period. There were no liquidity events that impacted the Portfolio or its ability to timely meet redemptions during the Program Reporting Period.

23

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Sustainable International Thematic Portfolio (formerly AB International Growth Portfolio) (the “Fund”) at a meeting held in-person on May 3-5, 2022 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2020 and 2021 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts

24

AB Variable Products Series Fund

for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2022 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median. Taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, the directors noted that the Adviser’s total rate of compensation was above the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

25

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians, after giving effect to a voluntary waiver by the Adviser. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

26

VPS-SIT-0152-0622

JUN    06.30.22

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	INTERNATIONAL VALUE PORTFOLIO

As of May 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Portfolio’s shareholder reports from the insurance company that offers your contract unless you specifically requested paper copies from the insurance company or from your financial intermediary. Instead of delivering paper copies of the reports, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

INTERNATIONAL VALUE PORTFOLIO

EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$820.60	$4.02	0.89%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.38	$4.46	0.89%

Class B
Actual	$1,000	$819.50	$5.14	1.14%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.14	$5.71	1.14%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

INTERNATIONAL VALUE PORTFOLIO
TEN LARGEST HOLDINGS[1]

June 30, 2022 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Roche Holding AG	$12,061,537	4.4%
Nestle SA (REG)	9,460,843	3.4
Melrose Industries PLC	7,250,111	2.6
Shell PLC	6,985,595	2.5
British American Tobacco PLC	6,860,425	2.5
Repsol SA	6,818,838	2.5
EDP—Energias de Portugal SA	6,017,858	2.2
Sanofi	5,849,070	2.1
Stellantis NV	5,697,251	2.1
Airbus SE	5,363,893	1.9

	$72,365,421	26.2%

SECTOR BREAKDOWN2

June 30, 2022 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Consumer Discretionary	$53,297,883	19.3%
Financials	44,885,798	16.3
Consumer Staples	37,027,207	13.4
Industrials	33,585,695	12.2
Health Care	23,827,333	8.7
Materials	20,704,151	7.5
Energy	16,496,558	6.0
Communication Services	14,401,481	5.2
Information Technology	10,830,854	3.9
Utilities	9,351,167	3.4
Real Estate	5,844,364	2.1
Short-Term Investments	5,633,449	2.0

Total Investments	$275,885,940	100.0%

1	Long-term investments.

2	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

INTERNATIONAL VALUE PORTFOLIO
COUNTRY BREAKDOWN[1]

June 30, 2022 (unaudited)	AB Variable Products Series Fund

COUNTRY	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Japan	$56,036,903	20.3%
United Kingdom	49,698,116	18.0
France	23,524,789	8.5
Switzerland	21,522,381	7.8
Italy	12,915,301	4.7
Germany	11,956,491	4.3
Spain	10,502,640	3.8
Sweden	8,926,815	3.2
Netherlands	8,620,115	3.1
Ireland	8,477,772	3.1
Portugal	6,017,858	2.2
South Korea	5,698,117	2.1
United States	5,697,251	2.1
Other	40,657,942	14.8
Short-Term Investments	5,633,449	2.0

Total Investments	$275,885,940	100.0%

1	All data are as of June 30, 2022. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.9% or less in the following: Australia, Austria, Belgium, Canada, Denmark, Israel, Luxembourg, Macau, Norway and South Africa.

3

INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2022 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–97.8%
CONSUMER DISCRETIONARY–19.3%
AUTO COMPONENTS–2.5%
Faurecia SE(a)	185,204	$3,711,557
Pirelli & C SpA(b)(c)	780,330	3,175,964

		6,887,521

AUTOMOBILES–3.3%
Stellantis NV	458,338	5,697,251
Suzuki Motor Corp.	113,300	3,561,916

		9,259,167

DIVERSIFIED CONSUMER SERVICES–1.4%
Benesse Holdings, Inc.	237,400	3,841,588

HOTELS, RESTAURANTS & LEISURE–2.7%
Entain PLC(a)	285,310	4,341,751
Galaxy Entertainment Group Ltd.(b)	521,000	3,121,087

		7,462,838

HOUSEHOLD DURABLES–2.8%
Persimmon PLC	140,940	3,206,652
Sony Group Corp.	55,300	4,510,089

		7,716,741

LEISURE PRODUCTS–1.1%
Bandai Namco Holdings, Inc.	42,400	2,993,141

SPECIALTY RETAIL–1.3%
Kingfisher PLC(b)	1,199,870	3,585,791

TEXTILES, APPAREL & LUXURY GOODS–4.2%
Burberry Group PLC	219,810	4,409,713
HUGO BOSS AG	88,730	4,698,560
Pandora A/S	38,450	2,442,823

		11,551,096

		53,297,883

FINANCIALS–16.2%
BANKS–13.3%
ABN AMRO Bank NV	304,000	3,415,912
Banco Bilbao Vizcaya Argentaria SA	810,950	3,683,802
Bank Leumi Le-Israel BM	382,800	3,424,537
Bank of Ireland Group PLC	743,781	4,701,129
BNP Paribas SA	78,950	3,776,333
Erste Group Bank AG	200,040	5,083,269
KBC Group NV	81,130	4,564,453
Mediobanca Banca di Credito Finanziario SpA	430,330	3,732,093
NatWest Group PLC	1,655,180	4,405,694

		36,787,222

DIVERSIFIED FINANCIAL SERVICES–1.1%
ORIX Corp.	179,500	3,008,390

Company	Shares	U.S. $ Value

INSURANCE–1.8%
Suncorp Group Ltd.(b)	667,500	$5,090,186

		44,885,798

CONSUMER STAPLES–13.4%
BEVERAGES–0.9%
Carlsberg AS–Class B	19,350	2,472,983

FOOD & STAPLES RETAILING–1.0%
Koninklijke Ahold Delhaize NV	104,850	2,729,141

FOOD PRODUCTS–7.1%
Morinaga & Co., Ltd./Japan	72,100	2,310,291
Nestle SA (REG)	80,950	9,460,843
Nomad Foods Ltd.(a)	131,760	2,633,883
Salmar ASA	73,840	5,227,590

		19,632,607

TOBACCO–4.4%
British American Tobacco PLC	160,050	6,860,425
Swedish Match AB	522,620	5,332,051

		12,192,476

		37,027,207

INDUSTRIALS–12.2%
AEROSPACE & DEFENSE–3.3%
Airbus SE	54,840	5,363,893
Saab AB–Class B	86,930	3,594,764

		8,958,657

ELECTRICAL EQUIPMENT–2.4%
Fuji Electric Co., Ltd.	93,500	3,865,647
Prysmian SpA	97,330	2,673,937

		6,539,584

INDUSTRIAL CONGLOMERATES–2.6%
Melrose Industries PLC	3,952,630	7,250,111

MACHINERY–2.3%
Alstom SA	110,050	2,512,939
Amada Co., Ltd.	529,000	3,899,949

		6,412,888

PROFESSIONAL SERVICES–0.8%
UT Group Co., Ltd.	133,800	2,219,085

ROAD & RAIL–0.8%
Sankyu, Inc.	76,600	2,205,370

		33,585,695

HEALTH CARE–8.6%
HEALTH CARE EQUIPMENT & SUPPLIES–1.1%
ConvaTec Group PLC(c)	1,140,899	3,127,180

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

PHARMACEUTICALS–7.5%
Nippon Shinyaku Co., Ltd.	45,700	$2,789,546
Roche Holding AG	36,080	12,061,537
Sanofi	58,000	5,849,070

		20,700,153

		23,827,333

MATERIALS–7.5%
CHEMICALS–2.7%
Tosoh Corp.	402,000	5,000,366
Zeon Corp.	257,400	2,496,932

		7,497,298

CONSTRUCTION MATERIALS–1.4%
CRH PLC	109,440	3,776,642

METALS & MINING–3.4%
Anglo American PLC	99,820	3,568,422
ArcelorMittal SA	132,460	2,970,467
Endeavour Mining PLC	139,553	2,891,322

		9,430,211

		20,704,151

ENERGY–6.0%
ENERGY EQUIPMENT & SERVICES–2.5%
Shell PLC	269,220	6,985,595

OIL, GAS & CONSUMABLE FUELS–3.5%
Cameco Corp.	128,060	2,692,125
Repsol SA(b)	462,545	6,818,838

		9,510,963

		16,496,558

COMMUNICATION SERVICES–5.2%
DIVERSIFIED TELECOMMUNICATION SERVICES–1.9%
Deutsche Telekom AG (REG)	262,880	5,228,485

ENTERTAINMENT–1.9%
GungHo Online Entertainment, Inc.	149,800	2,657,666
Konami Holdings Corp.	45,900	2,542,928

		5,200,594

INTERACTIVE MEDIA & SERVICES–0.6%
Dip Corp.	59,700	1,661,405

MEDIA–0.8%
Criteo SA (Sponsored ADR)(a)	94,713	2,310,997

		14,401,481

INFORMATION TECHNOLOGY–3.9%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–0.9%
Horiba Ltd.	62,300	2,657,676

Company	Shares	U.S. $ Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–1.9%
NXP Semiconductors NV	16,720	$2,475,061
SK Hynix, Inc.	39,050	2,757,480

		5,232,541

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–1.1%
Samsung Electronics Co., Ltd.	66,670	2,940,637

		10,830,854

UTILITIES–3.4%
ELECTRIC UTILITIES–3.4%
EDP–Energias de Portugal SA	1,291,294	6,017,858
Enel SpA	607,800	3,333,309

		9,351,167

REAL ESTATE–2.1%
REAL ESTATE MANAGEMENT & DEVELOPMENT–2.1%
Aroundtown SA	634,520	2,029,446
Daito Trust Construction Co., Ltd.	44,100	3,814,918

		5,844,364

Total Common Stocks (cost $295,750,206)		270,252,491

SHORT-TERM INVESTMENTS–2.1%
INVESTMENT COMPANIES–2.1%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.30%(d)(e)(f) (cost $5,633,449)	5,633,449	5,633,449

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–99.9% (cost $301,383,655)		275,885,940

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.5%
INVESTMENT COMPANIES–0.5%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.30%(d)(e)(f) (cost $1,398,249)	1,398,249	1,398,249

TOTAL INVESTMENTS–100.4% (cost $302,781,904)		277,284,189
Other assets less liabilities–(0.4)%		(1,053,093)

NET ASSETS–100.0%		$276,231,096

5

INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	950	CHF	909	07/13/2022	$2,968
Bank of America, NA	JPY	515,741	USD	3,975	07/15/2022	172,079
Bank of America, NA	USD	6,378	JPY	827,206	07/15/2022	(278,018)
Bank of America, NA	HKD	9,610	USD	1,227	07/22/2022	1,395
Bank of America, NA	USD	446	KRW	574,892	07/27/2022	546
Bank of America, NA	EUR	1,564	USD	1,658	07/28/2022	16,174
Bank of America, NA	USD	1,567	EUR	1,502	07/28/2022	9,368
Bank of America, NA	USD	2,004	EUR	1,878	07/28/2022	(33,211)
Bank of America, NA	GBP	1,116	USD	1,369	08/25/2022	9,484
Barclays Bank PLC	USD	1,297	JPY	168,379	07/15/2022	(54,996)
BNP Paribas SA	USD	3,545	SGD	4,849	07/08/2022	(54,630)
BNP Paribas SA	USD	1,676	MXN	33,905	07/20/2022	5,867
BNP Paribas SA	ILS	6,931	USD	2,080	07/25/2022	93,966
BNP Paribas SA	EUR	734	USD	774	07/28/2022	3,465
BNP Paribas SA	NOK	15,877	USD	1,588	09/22/2022	(26,784)
Citibank, NA	EUR	2,555	USD	2,719	07/28/2022	37,467
Citibank, NA	USD	687	EUR	653	07/28/2022	(2,442)
Credit Suisse International	AUD	1,402	USD	986	07/21/2022	17,887
Deutsche Bank AG	CAD	1,898	USD	1,482	07/21/2022	7,368
Deutsche Bank AG	EUR	19,357	USD	20,458	07/28/2022	142,638
Goldman Sachs Bank USA	CHF	1,550	USD	1,558	07/13/2022	(66,522)
Goldman Sachs Bank USA	USD	1,234	CHF	1,179	07/13/2022	1,744
Goldman Sachs Bank USA	USD	1,814	JPY	232,651	07/15/2022	(98,764)
Goldman Sachs Bank USA	EUR	846	USD	906	07/28/2022	17,813
Goldman Sachs Bank USA	USD	1,317	EUR	1,259	07/28/2022	3,974
Goldman Sachs Bank USA	GBP	908	USD	1,128	08/25/2022	22,322
JPMorgan Chase Bank, NA	CAD	817	USD	639	07/21/2022	4,053
Morgan Stanley Capital Services, Inc.	BRL	9,756	USD	1,863	07/05/2022	(1,619)
Morgan Stanley Capital Services, Inc.	USD	1,989	BRL	9,756	07/05/2022	(124,788)
Morgan Stanley Capital Services, Inc.	USD	8,827	CHF	8,208	07/13/2022	(225,404)
Morgan Stanley Capital Services, Inc.	JPY	100,037	USD	735	07/15/2022	(2,248)
Morgan Stanley Capital Services, Inc.	USD	3,392	JPY	443,883	07/15/2022	(118,560)
Morgan Stanley Capital Services, Inc.	AUD	1,094	USD	757	07/21/2022	1,312
Morgan Stanley Capital Services, Inc.	CAD	804	USD	628	07/21/2022	3,764
Morgan Stanley Capital Services, Inc.	USD	20,339	AUD	28,410	07/21/2022	(726,808)
Morgan Stanley Capital Services, Inc.	USD	1,295	CNH	8,856	07/21/2022	27,682
Morgan Stanley Capital Services, Inc.	USD	633	KRW	816,972	07/27/2022	655
Morgan Stanley Capital Services, Inc.	EUR	1,236	USD	1,304	07/28/2022	6,813
Morgan Stanley Capital Services, Inc.	EUR	861	USD	899	07/28/2022	(4,767)
Morgan Stanley Capital Services, Inc.	USD	848	EUR	805	07/28/2022	(3,193)
Morgan Stanley Capital Services, Inc.	GBP	1,823	USD	2,290	08/25/2022	68,013
Morgan Stanley Capital Services, Inc.	USD	581	GBP	481	08/25/2022	4,695
Morgan Stanley Capital Services, Inc.	SEK	8,015	USD	791	09/22/2022	5,030
Natwest Markets PLC	USD	4,814	CHF	4,618	07/13/2022	25,575
Natwest Markets PLC	JPY	140,091	USD	1,030	07/15/2022	(3,256)
Natwest Markets PLC	EUR	1,330	USD	1,406	07/28/2022	9,714
Natwest Markets PLC	USD	913	EUR	848	07/28/2022	(23,349)
Standard Chartered Bank	BRL	9,756	USD	1,857	07/05/2022	(7,440)
Standard Chartered Bank	USD	1,863	BRL	9,756	07/05/2022	1,619

6

AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CHF	1,089	USD	1,136	07/13/2022	$(4,824)
State Street Bank & Trust Co.	JPY	111,360	USD	873	07/15/2022	52,149
State Street Bank & Trust Co.	CAD	96	USD	75	07/21/2022	389
State Street Bank & Trust Co.	USD	865	AUD	1,199	07/21/2022	(37,328)
State Street Bank & Trust Co.	USD	339	CAD	443	07/21/2022	5,238
State Street Bank & Trust Co.	EUR	1,905	USD	2,046	07/28/2022	46,579
State Street Bank & Trust Co.	USD	410	EUR	390	07/28/2022	(1,527)
State Street Bank & Trust Co.	GBP	754	USD	941	08/25/2022	24,063
State Street Bank & Trust Co.	GBP	602	USD	724	08/25/2022	(9,391)
State Street Bank & Trust Co.	USD	418	GBP	347	08/25/2022	3,810
UBS AG	CHF	888	USD	928	07/13/2022	(2,294)
UBS AG	JPY	107,835	USD	813	07/15/2022	18,263
UBS AG	AUD	2,561	USD	1,791	07/21/2022	23,242
UBS AG	CAD	2,022	USD	1,597	07/21/2022	25,730
UBS AG	USD	1,595	CAD	1,994	07/21/2022	(45,422)
UBS AG	KRW	9,081,586	USD	7,286	07/27/2022	237,494
UBS AG	USD	315	KRW	394,485	07/27/2022	(9,280)
UBS AG	EUR	491	USD	526	07/28/2022	11,144
UBS AG	USD	1,792	EUR	1,699	07/28/2022	(9,332)
UBS AG	USD	1,143	GBP	942	08/25/2022	4,856
UBS AG	USD	3,008	SEK	30,628	09/22/2022	(3,746)

						$(801,536)

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $6,303,144 or 2.3% of net assets.

(d)	Affiliated investments.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

GBP—Great British Pound

HKD—Hong Kong Dollar

ILS—Israeli Shekel

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

SEK—Swedish Krona

SGD—Singapore Dollar

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

REG—Registered Shares

See notes to financial statements.

7

INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2022 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $295,750,206)	$270,252,491	(a)
Affiliated issuers (cost $7,031,698—including investment of cash collateral for securities loaned of $1,398,249)	7,031,698
Foreign currencies, at value (cost $679,623)	679,085
Unaffiliated dividends receivable	1,351,993
Unrealized appreciation on forward currency exchange contracts	1,178,407
Receivable for capital stock sold	69,178
Affiliated dividends receivable	4,002

Total assets	280,566,854

LIABILITIES
Unrealized depreciation on forward currency exchange contracts	1,979,943
Payable for collateral received on securities loaned	1,398,249
Cash collateral due to broker	259,000
Advisory fee payable	178,367
Payable for capital stock redeemed	166,365
Distribution fee payable	51,507
Administrative fee payable	21,422
Payable for investment securities purchased and foreign currency transactions	652
Directors’ fees payable	413
Transfer Agent fee payable	89
Accrued expenses	279,751

Total liabilities	4,335,758

NET ASSETS	$276,231,096

COMPOSITION OF NET ASSETS
Capital stock, at par	$21,553
Additional paid-in capital	297,674,965
Accumulated loss	(21,465,422)

NET ASSETS	$276,231,096

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$37,578,177	2,912,584	$12.90

B	$238,652,919	18,640,076	$12.80

(a)	Includes securities on loan with a value of $4,989,812 (see Note E).

See notes to financial statements.

8

INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2022 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $977,016)	$6,932,148
Affiliated issuers	10,872
Securities lending income	81,718

7,024,738

EXPENSES
Advisory fee (see Note B)	1,183,969
Distribution fee—Class B	341,693
Transfer agency—Class A	389
Transfer agency—Class B	2,512
Custody and accounting	65,328
Administrative	42,122
Printing	35,943
Audit and tax	27,554
Legal	18,440
Directors’ fees	11,157
Miscellaneous	14,761

Total expenses	1,743,868
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(2,821)

Net expenses	1,741,047

Net investment income	5,283,691

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions(a)	3,581,801
Forward currency exchange contracts	2,452,979
Foreign currency transactions	(376,470)
Net change in unrealized appreciation/depreciation of:
Investments	(71,558,488)
Forward currency exchange contracts	(1,078,600)
Foreign currency denominated assets and liabilities	(75,901)

Net loss on investment and foreign currency transactions	(67,054,679)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(61,770,988)

(a)	Net of foreign realized capital gains taxes of $77,257.

See notes to financial statements.

9

INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$5,283,691		$7,387,127
Net realized gain on investment and foreign currency transactions	5,658,310		30,673,480
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(72,712,989)		(2,073,096)

Net increase (decrease) in net assets from operations	(61,770,988)		35,987,511
Distributions to Shareholders
Class A	–0	–	(884,118)
Class B	–0	–	(5,171,597)
CAPITAL STOCK TRANSACTIONS
Net decrease	(11,909,733)		(21,428,971)

Total increase (decrease)	(73,680,721)		8,502,825
NET ASSETS
Beginning of period	349,911,817		341,408,992

End of period	$276,231,096		$349,911,817

See notes to financial statements.

10

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB International Value Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers 10 separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The

11

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

12

AB Variable Products Series Fund

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2022:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Consumer Discretionary	$–0	–	$53,297,883		$–0	–	$53,297,883
Financials	–0	–	44,885,798		–0	–	44,885,798
Consumer Staples	2,633,883		34,393,324		–0	–	37,027,207
Industrials	–0	–	33,585,695		–0	–	33,585,695
Health Care	–0	–	23,827,333		–0	–	23,827,333
Materials	–0	–	20,704,151		–0	–	20,704,151
Energy	2,692,125		13,804,433		–0	–	16,496,558
Communication Services	2,310,997		12,090,484		–0	–	14,401,481
Information Technology	2,475,061		8,355,793		–0	–	10,830,854
Utilities	–0	–	9,351,167		–0	–	9,351,167
Real Estate	–0	–	5,844,364		–0	–	5,844,364
Short-Term Investments	5,633,449		–0	–	–0	–	5,633,449
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,398,249		–0	–	–0	–	1,398,249

Total Investments in Securities	17,143,764		260,140,425	(a)	–0	–	277,284,189
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	–0	–	1,178,407		–0	–	1,178,407
Liabilities:
Forward Currency Exchange Contracts	–0	–	(1,979,943)		–0	–	(1,979,943)

Total	$17,143,764		$259,338,889		$–0	–	$276,482,653

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and

13

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to 1.20% and 1.45% of daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2022, there were no expenses waived by the Adviser.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2022, the reimbursement for such services amounted to $42,122.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $873 for the six months ended June 30, 2022.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Portfolio in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2022, such waiver amounted to $2,173.

14

AB Variable Products Series Fund

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2022 is as follows:

Portfolio	Market Value 12/31/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,076	$38,395	$34,837	$5,634	$11
Government Money Market Portfolio*	3,295	40,530	42,427	1,398	3

Total				$7,032	$14

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2022 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$53,039,777		$61,213,348
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$23,979,840
Gross unrealized depreciation	(50,279,091)

Net unrealized depreciation	$(26,299,251)

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

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INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

The principal type of derivative utilized by the Portfolio, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2022, the Portfolio held forward currency exchange contracts for non-hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended June 30, 2022, the Portfolio had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$1,178,407	Unrealized depreciation on forward currency exchange contracts	$1,979,943

Total		$1,178,407		$1,979,943

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	$2,452,979	$(1,078,600)

Total		$2,452,979	$(1,078,600)

16

AB Variable Products Series Fund

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2022:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$88,826,257
Average principal amount of sale contracts	$85,752,793

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2022. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*		Security Collateral Received*		Net Amount of Derivative Assets
Bank of America, NA	$212,014	$(212,014)		$–0	–	$–0	–	$–0	–
BNP Paribas SA	103,298	(81,414)		–0	–	–0	–	21,884
Citibank, NA	37,467	(2,442)		–0	–	–0	–	35,025
Credit Suisse International	17,887	–0	–	–0	–	–0	–	17,887
Deutsche Bank AG	150,006	–0	–	–0	–	–0	–	150,006
Goldman Sachs Bank USA	45,853	(45,853)		–0	–	–0	–	–0	–
JPMorgan Chase Bank, NA	4,053	–0	–	–0	–	–0	–	4,053
Morgan Stanley Capital Services, Inc.	117,964	(117,964)		–0	–	–0	–	–0	–
Natwest Markets PLC	35,289	(26,605)		–0	–	–0	–	8,684
Standard Chartered Bank	1,619	(1,619)		–0	–	–0	–	–0	–
State Street Bank & Trust Co.	132,228	(53,070)		–0	–	–0	–	79,158
UBS AG	320,729	(70,074)		(250,655)		–0	–	–0	–

Total	$1,178,407	$(611,055)		$(250,655)		$–0	–	$316,697	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivative Liabilities
Bank of America, NA	$311,229	$(212,014)		$–0	–	$–0	–	$99,215
Barclays Bank PLC	54,996	–0	–	–0	–	–0	–	54,996
BNP Paribas SA	81,414	(81,414)		–0	–	–0	–	–0	–
Citibank, NA	2,442	(2,442)		–0	–	–0	–	–0	–
Goldman Sachs Bank USA	165,286	(45,853)		–0	–	–0	–	119,433
Morgan Stanley Capital Services, Inc.	1,207,387	(117,964)		–0	–	–0	–	1,089,423
Natwest Markets PLC	26,605	(26,605)		–0	–	–0	–	–0	–
Standard Chartered Bank	7,440	(1,619)		–0	–	–0	–	5,821
State Street Bank & Trust Co.	53,070	(53,070)		–0	–	–0	–	–0	–
UBS AG	70,074	(70,074)		–0	–	–0	–	–0	–

Total	$1,979,943	$(611,055)		$–0	–	$–0	–	$1,368,888	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

17

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2022 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$4,989,812	$1,398,249	$4,464,148	$78,431	$3,287	$648

*	As of June 30, 2022.

18

AB Variable Products Series Fund

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021
Class A
Shares sold	250,553		303,835	$3,816,262		$4,730,676
Shares issued in reinvestment of dividends	–0	–	57,915	–0	–	884,118
Shares redeemed	(211,991)		(394,359)	(3,051,313)		(6,206,137)

Net increase (decrease)	38,562		(32,609)	$764,949		$(591,343)

Class B
Shares sold	457,313		1,373,223	$6,442,887		$21,413,712
Shares issued in reinvestment of dividends	–0	–	342,454	–0	–	5,171,597
Shares redeemed	(1,329,587)		(3,078,043)	(19,117,569)		(47,422,937)

Net decrease	(872,274)		(1,362,366)	$(12,674,682)		$(20,837,628)

At June 30, 2022, certain shareholders of the Portfolio owned 52% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing, such as the Portfolio’s value approach, may underperform the market generally.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligation to the Portfolio.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

LIBOR Transition and Associated Risk—A Portfolio may be exposed to debt securities, derivatives or other financial instruments that are tied to the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR,

19

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and LIBOR’s administrator, ICE Benchmark Administration, have since announced that most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) will no longer be published after the end of 2021 but that the most widely used U.S. dollar LIBOR settings will continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (referred to as SOFR), which is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Portfolio’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting a Portfolio’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The potential effects of a phase out of LIBOR on LIBOR-based investments are currently unknown.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2022.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2022 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2021 and December 31, 2020 were as follows:

	2021	2020
Distributions paid from:
Ordinary income	$6,055,715	$4,857,208

Total taxable distributions paid	$6,055,715	$4,857,208

20

AB Variable Products Series Fund

As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$4,241,740
Accumulated capital and other losses	(7,752,674	)(a)
Unrealized appreciation/(depreciation)	43,816,500	(b)

Total accumulated earnings/(deficit)	$40,305,566

(a)	As of December 31, 2021, the Portfolio had a net capital loss carryforward of $7,752,674. During the fiscal year, the Portfolio utilized $29,545,586 of capital loss carry forwards to offset current year net realized gains.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2021, the Portfolio had a net long-term capital loss carryforward of $7,752,674, which may be carried forward for an indefinite period.

NOTE J: Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2020-04, “Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

21

INTERNATIONAL VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value, beginning of period	$15.72		$14.45	$14.37	$12.38	$16.30	$13.28

Income From Investment Operations
Net investment income (a)(b)	.26		.37	.18	.28	.25	.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.08)		1.22	.14	1.84	(3.94)	3.06

Net increase (decrease) in net asset value from operations	(2.82)		1.59	.32	2.12	(3.69)	3.37

Less: Dividends
Dividends from net investment income	–0	–	(.32)	(.24)	(.13)	(.23)	(.35)

Net asset value, end of period	$12.90		$15.72	$14.45	$14.37	$12.38	$16.30

Total Return
Total investment return based on net asset value (c)*	(17.94)%		11.08%	2.46%	17.14%	(22.79)%	25.42%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,578		$45,175	$41,994	$54,042	$57,234	$53,014
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.89	%^	.90%	.91%	.90%	.86%	.85%
Expenses, before waivers/reimbursements	.89	%^	.90%	.92%	.90%	.87%	.86%
Net investment income (b)	3.58	%^	2.34%	1.47%	2.10%	1.65%	2.05%
Portfolio turnover rate	17%		43%	54%	44%	42%	45%

See footnote summary on page 23.

22

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS B
	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value, beginning of period	$15.62		$14.34	$14.24	$12.29	$16.15	$13.16

Income From Investment Operations
Net investment income (a)(b)	.24		.32	.14	.24	.23	.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.06)		1.23	.15	1.82	(3.92)	3.02

Net increase (decrease) in net asset value from operations	(2.82)		1.55	.29	2.06	(3.69)	3.29

Less: Dividends
Dividends from net investment income	–0	–	(.27)	(.19)	(.11)	(.17)	(.30)

Net asset value, end of period	$12.80		$15.62	$14.34	$14.24	$12.29	$16.15

Total Return
Total investment return based on net asset value (c)*	(18.05)%		10.86%	2.21%	16.79%	(22.98)%	25.09%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$238,653		$304,737	$299,415	$323,582	$309,576	$432,885
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.14	%^	1.15%	1.16%	1.15%	1.11%	1.10%
Expenses, before waivers/reimbursements	1.14	%^	1.15%	1.17%	1.15%	1.11%	1.11%
Net investment income (b)	3.31	%^	2.08%	1.18%	1.84%	1.50%	1.83%
Portfolio turnover rate	17%		43%	54%	44%	42%	45%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2020, December 31, 2019 and December 31, 2017 by .04%, .18% and .01%, respectively.

^	Annualized.

See notes to financial statements.

23

INTERNATIONAL VALUE PORTFOLIO	AB Variable Products Series Fund

OPERATION AND EFFECTIVENESS OF THE PORTFOLIO’S LIQUIDITY RISK MANAGEMENT PROGRAM:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolio to designate an Administrator of the Portfolio’s Liquidity Risk Management Program. The Administrator of the Portfolio’s LRMP is AllianceBernstein L.P., the Portfolio’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolio’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolio’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2022, which covered the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolio will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolio classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolio’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolio participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolio is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolio’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Portfolio’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was significantly recovered and improved compared to the prior reporting period which included extreme levels of price volatility and relative illiquidity beginning in March 2020 with COVID-19 impacts. As such, the program operated in a relatively robust and benign liquidity environment experienced in markets during the Program Reporting Period. There were no liquidity events that impacted the Portfolio or its ability to timely meet redemptions during the Program Reporting Period.

24

INTERNATIONAL VALUE PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB International Value Portfolio (the “Fund”) at a meeting held in-person on May 3-5, 2022 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2020 and 2021 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous

25

INTERNATIONAL VALUE PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2022 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the periods reviewed, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median. Taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, the directors noted that the Adviser’s total compensation was equal to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with those for two other funds advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the

26

AB Variable Products Series Fund

Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above a median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

27

VPS-IV-0152-0622

JUN    06.30.22

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS
SERIES FUND, INC.

+	LARGE CAP GROWTH PORTFOLIO

As of May 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Portfolio’s shareholder reports from the insurance company that offers your contract unless you specifically requested paper copies from the insurance company or from your financial intermediary. Instead of delivering paper copies of the reports, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

LARGE CAP GROWTH PORTFOLIO

EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$715.40	$2.76	0.65%
Hypothetical (5% annual return before expenses)	$1,000	$1,021.57	$3.26	0.65%

Class B
Actual	$1,000	$714.60	$3.83	0.90%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.33	$4.51	0.90%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

LARGE CAP GROWTH PORTFOLIO
TEN LARGEST HOLDINGS[1]

June 30, 2022 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Microsoft Corp.	$57,715,351	9.7%
Alphabet, Inc.—Class C	48,977,005	8.2
Visa, Inc.—Class A	31,043,056	5.2
UnitedHealth Group, Inc.	30,236,884	5.1
QUALCOMM, Inc.	25,933,264	4.4
Zoetis, Inc.	24,128,715	4.1
Vertex Pharmaceuticals, Inc.	23,255,001	3.9
Amazon.com, Inc.	22,345,522	3.8
Costco Wholesale Corp.	19,814,394	3.3
Monster Beverage Corp.	17,665,931	3.0

	$301,115,123	50.7%

SECTOR BREAKDOWN2

June 30, 2022 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Information Technology	$252,363,625	42.2%
Health Care	137,600,723	23.0
Consumer Discretionary	67,851,307	11.4
Communication Services	54,708,798	9.2
Consumer Staples	37,480,325	6.3
Industrials	23,705,985	3.9
Materials	4,336,465	0.7
Short-Term Investments	19,420,678	3.3

Total Investments	$597,467,906	100.0%

1	Long-term investments.

2	The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2022 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–97.0%

INFORMATION TECHNOLOGY–42.3%
COMMUNICATIONS EQUIPMENT–2.7%
Arista Networks, Inc.(a)	112,631	$10,558,030
Motorola Solutions, Inc.	26,646	5,585,002

		16,143,032

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–2.7%
Amphenol Corp.–Class A	105,082	6,765,179
Cognex Corp.	46,157	1,962,596
Zebra Technologies Corp.–Class A(a)	24,582	7,225,879

		15,953,654

IT SERVICES–6.9%
EPAM Systems, Inc.(a)	29,219	8,613,177
PayPal Holdings, Inc.(a)	24,272	1,695,156
Visa, Inc.–Class A(b)	157,667	31,043,056

		41,351,389

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–9.9%
Advanced Micro Devices, Inc.(a)	115,248	8,813,014
ASML Holding NV	8,650	4,116,362
Entegris, Inc.	72,051	6,638,059
NVIDIA Corp.	88,146	13,362,052
QUALCOMM, Inc.	203,016	25,933,264

		58,862,751

SOFTWARE–20.1%
Adobe, Inc.(a)	38,761	14,188,852
Atlassian Corp. PLC–Class A(a)	13,319	2,495,981
Autodesk, Inc.(a)	32,009	5,504,268
Fortinet, Inc.(a)	205,850	11,646,993
Manhattan Associates, Inc.(a)	20,753	2,378,294
Microsoft Corp.	224,722	57,715,351
PTC, Inc.(a)	52,692	5,603,267
Roper Technologies, Inc.	28,124	11,099,136
ServiceNow, Inc.(a)	8,620	4,098,982
Tyler Technologies, Inc.(a)	16,006	5,321,675

		120,052,799

		252,363,625

HEALTH CARE–23.1%
BIOTECHNOLOGY–3.9%
Vertex Pharmaceuticals, Inc.(a)	82,526	23,255,001

Company	Shares	U.S. $ Value

HEALTH CARE EQUIPMENT & SUPPLIES–7.6%
ABIOMED, Inc.(a)	11,093	$2,745,628
Align Technology, Inc.(a)	16,685	3,948,839
Edwards Lifesciences Corp.(a)	150,973	14,356,023
IDEXX Laboratories, Inc.(a)	27,960	9,806,411
Intuitive Surgical, Inc.(a)	71,816	14,414,189

		45,271,090

HEALTH CARE PROVIDERS & SERVICES–5.1%
UnitedHealth Group, Inc.	58,869	30,236,884

HEALTH CARE TECHNOLOGY–1.6%
Veeva Systems, Inc.–Class A(a)	48,117	9,529,091

LIFE SCIENCES TOOLS & SERVICES–0.9%
Illumina, Inc.(a)	8,500	1,567,060
Mettler-Toledo International, Inc.(a)	3,145	3,612,882

		5,179,942

PHARMACEUTICALS–4.0%
Zoetis, Inc.	140,373	24,128,715

		137,600,723

CONSUMER DISCRETIONARY–11.4%
HOTELS, RESTAURANTS & LEISURE–0.9%
Chipotle Mexican Grill, Inc.(a)	4,196	5,485,263

INTERNET & DIRECT MARKETING RETAIL–4.5%
Amazon.com, Inc.(a)	210,390	22,345,522
Etsy, Inc.(a)	63,155	4,623,577

		26,969,099

SPECIALTY RETAIL–3.2%
Burlington Stores, Inc.(a)	14,451	1,968,660
Home Depot, Inc. (The)	61,630	16,903,260

		18,871,920

TEXTILES, APPAREL & LUXURY GOODS–2.8%
NIKE, Inc.–Class B	161,693	16,525,025

		67,851,307

3

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMUNICATION SERVICES–9.2%
INTERACTIVE MEDIA & SERVICES–9.2%
Alphabet, Inc.–Class C(a)	22,390	$48,977,005
Meta Platforms, Inc.–Class A(a)	35,546	5,731,793

		54,708,798

CONSUMER STAPLES–6.3%
BEVERAGES–3.0%
Monster Beverage Corp.(a)	190,571	17,665,931

FOOD & STAPLES RETAILING–3.3%
Costco Wholesale Corp.	41,342	19,814,394

		37,480,325

INDUSTRIALS–4.0%
BUILDING PRODUCTS–0.5%
Trex Co., Inc.(a)	51,054	2,778,359

COMMERCIAL SERVICES & SUPPLIES–1.9%
Copart, Inc.(a)	102,731	11,162,750

ELECTRICAL EQUIPMENT–0.8%
AMETEK, Inc.	45,300	4,978,017

MACHINERY–0.8%
IDEX Corp.	26,355	4,786,859

		23,705,985

Company	Shares	U.S. $ Value

MATERIALS–0.7%
CHEMICALS–0.7%
Sherwin-Williams Co. (The)	19,367	$4,336,465

Total Common Stocks (cost $378,021,545)		578,047,228

SHORT-TERM INVESTMENTS–3.3%
INVESTMENT COMPANIES–3.3%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.30%(c)(d)(e) (cost $19,420,678)	19,420,678	19,420,678

TOTAL INVESTMENTS–100.3% (cost $397,442,223)		597,467,906
Other assets less liabilities–(0.3)%		(1,763,518)

NET ASSETS–100.0%		$595,704,388

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

See notes to financial statements.

4

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2022 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $378,021,545)	$578,047,228	(a)
Affiliated issuers (cost $19,420,678)	19,420,678
Receivable for capital stock sold	229,598
Unaffiliated dividends receivable	97,461
Affiliated dividends receivable	16,583

Total assets	597,811,548

LIABILITIES
Payable for investment securities purchased	1,414,823
Advisory fee payable	299,494
Payable for capital stock redeemed	98,866
Distribution fee payable	69,981
Administrative fee payable	21,127
Directors’ fees payable	928
Transfer Agent fee payable	91
Accrued expenses and other liabilities	201,850

Total liabilities	2,107,160

NET ASSETS	$595,704,388

COMPOSITION OF NET ASSETS
Capital stock, at par	$9,384
Additional paid-in capital	282,321,381
Distributable earnings	313,373,623

NET ASSETS	$595,704,388

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$263,017,762	3,949,204	$66.60

B	$332,686,626	5,434,667	$61.22

(a)	Includes securities on loan with a value of $29,822,338 (see Note E).

See notes to financial statements.

5

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2022 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $5,777)	$1,720,219
Affiliated issuers	34,675
Securities lending income	23,164

1,778,058

EXPENSES
Advisory fee (see Note B)	2,099,721
Distribution fee—Class B	488,150
Transfer agency—Class A	1,772
Transfer agency—Class B	2,238
Custody and accounting	50,023
Administrative	41,581
Legal	28,716
Audit and tax	19,849
Printing	17,286
Directors’ fees	14,118
Miscellaneous	11,891

Total expenses	2,775,345
Less: expenses waived and reimbursed by the Adviser (see Note B)	(10,902)

Net expenses	2,764,443

Net investment loss	(986,385)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions	33,307,435
Net change in unrealized appreciation/depreciation of investments	(277,519,490)

Net loss on investment transactions	(244,212,055)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(245,198,440)

See notes to financial statements.

6

LARGE CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(986,385)		$(2,891,775)
Net realized gain on investment transactions	33,307,435		83,376,380
Net change in unrealized appreciation/depreciation of investments	(277,519,490)		123,567,078

Net increase (decrease) in net assets from operations	(245,198,440)		204,051,683
Distributions to Shareholders
Class A	–0	–	(24,139,212)
Class B	–0	–	(32,992,991)
CAPITAL STOCK TRANSACTIONS
Net decrease	(38,258,901)		(12,320,424)

Total increase (decrease)	(283,457,341)		134,599,056
NET ASSETS
Beginning of period	879,161,729		744,562,673

End of period	$595,704,388		$879,161,729

See notes to financial statements.

7

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Large Cap Growth Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers 10 separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The

8

AB Variable Products Series Fund

earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2022:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$578,047,228		$–0	–	$–0	–	$578,047,228
Short-Term Investments	19,420,678		–0	–	–0	–	19,420,678

Total Investments in Securities	597,467,906		–0	–	–0	–	597,467,906
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total	$597,467,906		$–0	–	$–0	–	$597,467,906

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

9

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .60% of the first $2.5 billion, .50% of the next $2.5 billion and .45% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2022, the reimbursement for such services amounted to $41,581.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $873 for the six months ended June 30, 2022.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The

10

AB Variable Products Series Fund

Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Portfolio in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2022, such waiver amounted to $10,902.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2022 is as follows:

Portfolio	Market Value 12/31/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$40,409	$81,813	$102,801	$19,421	$35

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to ..50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2022 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$123,450,761		$140,807,009
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$225,345,076
Gross unrealized depreciation	(25,319,393)

Net unrealized appreciation	$200,025,683

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2022.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The

11

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2022 is as follows:

					Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*		Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned		Advisory Fee Waived
$29,822,338	$–0	–	$30,826,922	$23,164	$–0	–	$–0	–

*	As of June 30, 2022.

12

AB Variable Products Series Fund

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021
Class A
Shares sold	75,285		286,696	$5,653,065		$24,946,001
Shares issued in reinvestment of distributions	–0	–	275,153	–0	–	24,139,212
Shares redeemed	(305,379)		(681,760)	(23,917,063)		(58,481,060)

Net decrease	(230,094)		(119,911)	$(18,263,998)		$(9,395,847)

Class B
Shares sold	273,421		433,548	$19,273,816		$33,926,340
Shares issued in reinvestment of distributions	–0	–	408,228	–0	–	32,992,991
Shares redeemed	(559,696)		(897,846)	(39,268,719)		(69,843,908)

Net decrease	(286,275)		(56,070)	$(19,994,903)		$(2,924,577)

At June 30, 2022, certain shareholders of the Portfolio owned 68% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing, such as the Portfolio’s growth approach, may underperform the market generally.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value, or NAV, than would be the case if the Portfolio were invested in a larger number of companies.

Sector Risk—The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the information technology or health care sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio’s investments.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

LIBOR Transition and Associated Risk—A Portfolio may be exposed to debt securities, derivatives or other financial instruments that are tied to the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and LIBOR’s administrator, ICE Benchmark Administration, have since announced that most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) will no longer be published after the end of 2021 but that the most widely used U.S. dollar LIBOR settings will continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their

13

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

regulators), has begun publishing a Secured Overnight Funding Rate (referred to as SOFR), which is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Portfolio’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting a Portfolio’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The potential effects of a phase out of LIBOR on LIBOR-based investments are currently unknown.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2022.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2022 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2021 and December 31, 2020 were as follows:

	2021	2020
Distributions paid from:
Ordinary income	$830,314	$2,813,054
Net long-term capital gains	56,301,889	47,581,253

Total taxable distributions paid	$57,132,203	$50,394,307

As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed capital gains	$81,212,377
Unrealized appreciation/(depreciation)	477,359,685	(a)

Total accumulated earnings/(deficit)	$558,572,062

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

14

AB Variable Products Series Fund

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2021, the Portfolio did not have any capital loss carryforwards.

NOTE J: Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2020-04, “Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

15

LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value, beginning of period	$93.09		$77.09	$61.26	$51.75	$56.34	$45.22

Income From Investment Operations
Net investment income (loss) (a)(b)	(.05)		(.19)	(.06)	.05	.02	.02
Net realized and unrealized gain (loss) on investment transactions	(26.44)		22.16	21.18	17.18	2.09	14.10

Net increase (decrease) in net asset value from operations	(26.49)		21.97	21.12	17.23	2.11	14.12

Less: Distributions
Distributions from net realized gain on investment transactions	–0	–	(5.97)	(5.29)	(7.72)	(6.70)	(3.00)

Net asset value, end of period	$66.60		$93.09	$77.09	$61.26	$51.75	$56.34

Total Return
Total investment return based on net asset value (c)*	(28.46)%		28.98%	35.49%	34.70%	2.58%	31.98%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$263,018		$389,051	$331,436	$264,234	$190,899	$208,392
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (d)‡	.65	%^	.65%	.66%	.67%	.68%	.70%
Expenses, before waivers/reimbursements (d)‡	.65	%^	.65%	.67%	.68%	.68%	.70%
Net investment income (loss) (b)	(.14	)%^	(.22)%	(.08)%	.09%	.04%	.03%
Portfolio turnover rate	18%		17%	33%	38%	46%	48%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.01%	.01%	.00%	.00%

See footnote summary on page 17.

16

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS B
	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value, beginning of period	$85.67		$71.51	$57.28	$48.91	$53.70	$43.32

Income From Investment Operations
Net investment loss (a)(b)	(.14)		(.37)	(.21)	(.09)	(.12)	(.11)
Net realized and unrealized gain (loss) on investment transactions	(24.31)		20.50	19.73	16.18	2.03	13.49

Net increase (decrease) in net asset value from operations	(24.45)		20.13	19.52	16.09	1.91	13.38

Less: Distributions
Distributions from net realized gain on investment transactions	–0	–	(5.97)	(5.29)	(7.72)	(6.70)	(3.00)

Net asset value, end of period	$61.22		$85.67	$71.51	$57.28	$48.91	$53.70

Total Return
Total investment return based on net asset value (c)*	(28.54)%		28.65%	35.15%	34.37%	2.32%	31.67%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$332,686		$490,111	$413,127	$322,688	$218,027	$220,934
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (d)‡	.90	%^	.90%	.91%	.92%	.93%	.95%
Expenses, before waivers/reimbursements (d)‡	.90	%^	.90%	.92%	.93%	.93%	.95%
Net investment loss (b)	(.39	)%^	(.47)%	(.33)%	(.16)%	(.21)%	(.21)%
Portfolio turnover rate	18%		17%	33%	38%	46%	48%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.01%	.01%	.00%	.00%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the years ended December 31, 2020 and December 31, 2019, such waiver amounted to .01% and .01%, respectively.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2019 and December 31, 2017 by .04% and .03%, respectively.

^	Annualized.

See notes to financial statements.

17

LARGE CAP GROWTH PORTFOLIO	AB Variable Products Series Fund

OPERATION AND EFFECTIVENESS OF THE PORTFOLIO’S LIQUIDITY RISK MANAGEMENT PROGRAM:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolio to designate an Administrator of the Portfolio’s Liquidity Risk Management Program. The Administrator of the Portfolio’s LRMP is AllianceBernstein L.P., the Portfolio’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolio’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolio’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2022, which covered the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolio will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolio classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolio’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolio participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolio is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolio’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Portfolio’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was significantly recovered and improved compared to the prior reporting period which included extreme levels of price volatility and relative illiquidity beginning in March 2020 with COVID-19 impacts. As such, the program operated in a relatively robust and benign liquidity environment experienced in markets during the Program Reporting Period. There were no liquidity events that impacted the Portfolio or its ability to timely meet redemptions during the Program Reporting Period.

18

LARGE CAP GROWTH PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Large Cap Growth Portfolio (the “Fund”) at a meeting held in-person on May 3-5, 2022 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2020 and 2021 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the

19

LARGE CAP GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2022 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another funds advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

20

AB Variable Products Series Fund

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

21

VPS-LCG-0152-0622

JUN    06.30.22

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	SMALL CAP GROWTH PORTFOLIO

As of May 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Portfolio’s shareholder reports from the insurance company that offers your contract unless you specifically requested paper copies from the insurance company or from your financial intermediary. Instead of delivering paper copies of the reports, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SMALL CAP GROWTH PORTFOLIO

EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each classes’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$610.40	$3.59	0.90%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.33	$4.51	0.90%

Class B
Actual	$1,000	$609.40	$4.59	1.15%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.09	$5.76	1.15%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

SMALL CAP GROWTH PORTFOLIO
TEN LARGEST HOLDINGS[1]

June 30, 2022 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Novanta, Inc.	$900,066	1.8%
Driven Brands Holdings, Inc.	855,447	1.7
John Bean Technologies Corp.	850,234	1.7
Chefs’ Warehouse, Inc. (The)	846,674	1.7
Fox Factory Holding Corp.	837,697	1.7
Matador Resources Co.	829,908	1.6
Hilton Grand Vacations, Inc.	823,862	1.6
Insperity, Inc.	813,714	1.6
First Financial Bankshares, Inc.	798,006	1.6
Ryan Specialty Holdings, Inc.	788,895	1.6

	$8,344,503	16.6%

SECTOR BREAKDOWN2

June 30, 2022 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Information Technology	$12,233,054	24.2%
Health Care	9,833,773	19.5
Industrials	8,358,636	16.6
Consumer Discretionary	7,959,069	15.8
Financials	5,042,288	10.0
Energy	2,899,672	5.7
Consumer Staples	1,965,167	3.9
Materials	699,660	1.3
Short-Term Investments	1,512,788	3.0

Total Investments	$50,504,107	100.0%

1	Long-term investments.

2	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2022 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–97.1%

INFORMATION TECHNOLOGY–24.2%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–4.1%
Allegro MicroSystems, Inc.(a)	22,981	$475,477
Littelfuse, Inc.	2,667	677,524
Novanta, Inc.(a)	7,422	900,066

		2,053,067

IT SERVICES–3.3%
BigCommerce Holdings, Inc.(a)	20,710	335,502
DigitalOcean Holdings, Inc.(a)	10,060	416,082
Shift4 Payments, Inc.–Class A(a)(b)	11,932	394,472
Switch, Inc.–Class A	16,499	552,716

		1,698,772

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–7.4%
Lattice Semiconductor Corp.(a)	15,230	738,655
MACOM Technology Solutions Holdings, Inc.(a)	15,678	722,756
Onto Innovation, Inc.(a)	7,064	492,643
Semtech Corp.(a)	8,181	449,710
Silicon Laboratories, Inc.(a)	5,038	706,428
Synaptics, Inc.(a)	5,315	627,436

		3,737,628

SOFTWARE–9.4%
Blackline, Inc.(a)	10,480	697,968
Braze, Inc.–Class A(a)	12,688	459,686
Elastic NV(a)	6,140	415,494
Enfusion, Inc.–Class A(a)	19,581	199,922
Manhattan Associates, Inc.(a)	6,681	765,642
Monday.com Ltd.(a)	4,006	413,259
Rapid7, Inc.(a)	10,892	727,586
Smartsheet, Inc.–Class A(a)	13,746	432,037
Varonis Systems, Inc.(a)	21,555	631,993

		4,743,587

		12,233,054

HEALTH CARE–19.5%
BIOTECHNOLOGY–8.2%
ADC Therapeutics SA(a)	13,340	106,053
Arrowhead Pharmaceuticals, Inc.(a)	11,299	397,838
Ascendis Pharma A/S (ADR)(a)	2,865	266,330
Blueprint Medicines Corp.(a)	6,750	340,943
Coherus Biosciences, Inc.(a)	25,008	181,058
Erasca, Inc.(a)(b)	18,450	102,767
Insmed, Inc.(a)	17,569	346,461
Intellia Therapeutics, Inc.(a)	7,432	384,680
iTeos Therapeutics, Inc.(a)	4,760	98,056
Legend Biotech Corp. (ADR)(a)	5,534	304,370
Recursion Pharmaceuticals, Inc.–Class A(a)	25,457	207,220
Relay Therapeutics, Inc.(a)(b)	13,603	227,850
Ultragenyx Pharmaceutical, Inc.(a)	4,228	252,242

Company	Shares	U.S. $ Value

Vir Biotechnology, Inc.(a)	11,829	$301,285
Y-mAbs Therapeutics, Inc.(a)	20,664	312,646
Zentalis Pharmaceuticals, Inc.(a)	10,087	283,445

		4,113,244

HEALTH CARE EQUIPMENT & SUPPLIES–5.5%
AtriCure, Inc.(a)	16,884	689,880
iRhythm Technologies, Inc.(a)	4,834	522,217
Silk Road Medical, Inc.(a)	15,836	576,272
Tandem Diabetes Care, Inc.(a)	9,953	589,118
Treace Medical Concepts, Inc.(a)	25,982	372,582

		2,750,069

HEALTH CARE PROVIDERS & SERVICES–2.5%
Certara, Inc.(a)	24,506	525,899
Inari Medical, Inc.(a)	11,142	757,544

		1,283,443

HEALTH CARE TECHNOLOGY–1.0%
Health Catalyst, Inc.(a)	34,144	494,747

LIFE SCIENCES TOOLS & SERVICES–1.3%
Repligen Corp.(a)	4,115	668,276

PHARMACEUTICALS–1.0%
Intra-Cellular Therapies, Inc.(a)	9,180	523,994

		9,833,773

INDUSTRIALS–16.6%
AEROSPACE & DEFENSE–2.3%
Axon Enterprise, Inc.(a)	6,763	630,109
Curtiss-Wright Corp.	4,160	549,369

		1,179,478

BUILDING PRODUCTS–2.0%
AZEK Co., Inc. (The)(a)	23,428	392,185
Simpson Manufacturing Co., Inc.	5,983	601,949

		994,134

COMMERCIAL SERVICES & SUPPLIES–1.5%
Tetra Tech, Inc.	5,632	769,050

CONSTRUCTION & ENGINEERING–1.2%
Hayward Holdings, Inc.(a)(b)	41,151	592,163

MACHINERY–4.0%
ITT, Inc.	8,685	583,980
John Bean Technologies Corp.	7,700	850,234
Middleby Corp. (The)(a)	4,425	554,718

		1,988,932

PROFESSIONAL SERVICES–1.6%
Insperity, Inc.	8,151	813,714

ROAD & RAIL–1.5%
Saia, Inc.(a)	4,126	775,688

3

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

TRADING COMPANIES & DISTRIBUTORS–2.5%
Herc Holdings, Inc.	7,733	$697,130
SiteOne Landscape Supply, Inc.(a)	4,613	548,347

		1,245,477

		8,358,636

CONSUMER DISCRETIONARY–15.8%
AUTO COMPONENTS–1.7%
Fox Factory Holding Corp.(a)	10,401	837,697

DIVERSIFIED CONSUMER SERVICES–0.6%
European Wax Center, Inc.–Class A	18,318	322,763

HOTELS, RESTAURANTS & LEISURE–5.6%
Hilton Grand Vacations, Inc.(a)	23,058	823,862
Life Time Group Holdings, Inc.(a)	39,197	504,858
Planet Fitness, Inc.–Class A(a)	10,993	747,634
Texas Roadhouse, Inc.	10,390	760,548

		2,836,902

HOUSEHOLD DURABLES–2.1%
Lovesac Co. (The)(a)	11,781	323,978
Skyline Champion Corp.(a)	15,255	723,392

		1,047,370

MULTILINE RETAIL–1.7%
Driven Brands Holdings, Inc.(a)	31,062	855,447

SPECIALTY RETAIL–4.1%
Five Below, Inc.(a)	3,947	447,708
Floor & Decor Holdings, Inc.–Class A(a)	6,702	421,958
Lithia Motors, Inc.	2,675	735,117
National Vision Holdings, Inc.(a)(b)	16,513	454,107

		2,058,890

		7,959,069

FINANCIALS–10.0%
BANKS–2.4%
First Financial Bankshares, Inc.	20,321	798,006
Live Oak Bancshares, Inc.	11,399	386,312

		1,184,318

CAPITAL MARKETS–4.5%
Houlihan Lokey, Inc.	8,841	697,820
P10, Inc.–Class A	22,891	254,548
StepStone Group, Inc.–Class A	24,736	643,878
Stifel Financial Corp.	12,134	679,747

		2,275,993

CONSUMER FINANCE–0.4%
Fisker, Inc.(a)(b)	24,976	214,044

Company	Shares	U.S. $ Value

INSURANCE–2.7%
Ryan Specialty Holdings, Inc.(a)	20,130	$788,895
Trupanion, Inc.(a)	9,609	579,038

		1,367,933

		5,042,288

ENERGY–5.7%
ENERGY EQUIPMENT & SERVICES–2.7%
ChampionX Corp.	36,158	717,736
Helmerich & Payne, Inc.	15,120	651,067

		1,368,803

OIL, GAS & CONSUMABLE FUELS–3.0%
Magnolia Oil & Gas Corp.–Class A	33,395	700,961
Matador Resources Co.	17,813	829,908

		1,530,869

		2,899,672

CONSUMER STAPLES–3.9%
FOOD & STAPLES RETAILING–2.6%
Chefs’ Warehouse, Inc. (The)(a)	21,771	846,674
Grocery Outlet Holding Corp.(a)	10,670	454,862

		1,301,536

FOOD PRODUCTS–1.3%
Freshpet, Inc.(a)	9,631	499,752
Vital Farms, Inc.(a)	18,729	163,879

		663,631

		1,965,167

MATERIALS–1.4%
CHEMICALS–1.1%
Element Solutions, Inc.	31,311	557,336

CONTAINERS & PACKAGING–0.3%
Ranpak Holdings Corp.(a)	20,332	142,324

		699,660

Total Common Stocks (cost $54,264,731)		48,991,319

SHORT-TERM INVESTMENTS–3.0%
INVESTMENT COMPANIES–3.0%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.30%(c)(d)(e) (cost $1,512,788)	1,512,788	1,512,788

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–100.1% (cost $55,777,519)		50,504,107

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.6%
INVESTMENT COMPANIES–0.6%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.30%(c)(d)(e) (cost $299,766)	299,766	$299,766

TOTAL INVESTMENTS–100.7% (cost $56,077,285)		50,803,873
Other assets less liabilities–(0.7)%		(339,257)

NET ASSETS–100.0%		$50,464,616

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR—American Depositary Receipt

See notes to financial statements.

5

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2022 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $54,264,731)	$48,991,319	(a)
Affiliated issuers (cost $1,812,554—including investment of cash collateral for securities loaned of $299,766)	1,812,554
Receivable for investment securities sold	151,354
Receivable for capital stock sold	133,851
Unaffiliated dividends receivable	12,610
Affiliated dividends receivable	1,372

Total assets	51,103,060

LIABILITIES
Payable for collateral received on securities loaned	299,766
Payable for investment securities purchased	154,521
Custody and accounting fees payable	77,010
Administrative fee payable	21,128
Advisory fee payable	15,622
Payable for capital stock redeemed	11,027
Distribution fee payable	6,873
Directors’ fees payable	452
Transfer Agent fee payable	91
Accrued expenses	51,954

Total liabilities	638,444

NET ASSETS	$50,464,616

COMPOSITION OF NET ASSETS
Capital stock, at par	$3,666
Additional paid-in capital	34,030,665
Distributable earnings	16,430,285

NET ASSETS	$50,464,616

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$18,202,901	1,186,658	$15.34

B	$32,261,715	2,478,861	$13.01

(a)	Includes securities on loan with a value of $1,555,022 (see Note E).

See notes to financial statements.

6

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2022 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers	$108,981
Affiliated issuers	2,474
Securities lending income	11,900

123,355

EXPENSES
Advisory fee (see Note B)	233,750
Distribution fee—Class B	49,544
Transfer agency—Class A	738
Transfer agency—Class B	1,286
Custody and accounting	45,439
Administrative	41,580
Audit and tax	19,909
Printing	18,811
Legal	12,661
Directors’ fees	9,597
Miscellaneous	4,292

Total expenses	437,607
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(108,222)

Net expenses	329,385

Net investment loss	(206,030)

REALIZED AND UNREALIZED LOSS ON INVESTMENT TRANSACTIONS
Net realized loss on investment transactions	(2,746,627)
Net change in unrealized appreciation/depreciation of investments	(30,005,986)

Net loss on investment transactions	(32,752,613)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(32,958,643)

See notes to financial statements.

7

SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(206,030)		$(923,010)
Net realized gain (loss) on investment transactions	(2,746,627)		27,157,393
Net change in unrealized appreciation/depreciation of investments	(30,005,986)		(16,424,739)

Net increase (decrease) in net assets from operations	(32,958,643)		9,809,644
Distributions to Shareholders
Class A	–0	–	(6,896,383)
Class B	–0	–	(12,934,512)
CAPITAL STOCK TRANSACTIONS
Net decrease	(2,950,673)		(22,734,728)

Total decrease	(35,909,316)		(32,755,979)
NET ASSETS
Beginning of period	86,373,932		119,129,911

End of period	$50,464,616		$86,373,932

See notes to financial statements.

8

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Small Cap Growth Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers 10 separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The Portfolio may (i) make additional exceptions that, in the Adviser’s judgment, do not adversely affect the Adviser’s ability to manage the Portfolio; (ii) reject any investment or refuse any exception, including those detailed above, that the Adviser believes will adversely affect its ability to manage the Portfolio; and (iii) close and/or reopen the Portfolio to new or existing Contractholders at any time.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

9

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2022:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$48,991,319		$–0	–	$–0	–	$48,991,319
Short-Term Investments	1,512,788		–0	–	–0	–	1,512,788
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	299,766		–0	–	–0	–	299,766

Total Investments in Securities	50,803,873		–0	–	–0	–	50,803,873
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total	$50,803,873		$–0	–	$–0	–	$50,803,873

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

10

AB Variable Products Series Fund

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Portfolio may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to .90% and 1.15% of daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2022, such

11

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

reimbursements/waivers amounted to $107,564. This fee waiver and/or expense reimbursement agreement extends through May 1, 2023 and then may be extended by the Adviser for additional one-year terms.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2022, the reimbursement for such services amounted to $41,580.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $873 for the six months ended June 30, 2022.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Portfolio in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2022, such waiver amounted to $614.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2022 is as follows:

Portfolio	Market Value 12/31/21 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$540		$8,910	$7,937	$1,513	$2
Government Money Market Portfolio*	–0	–	5,010	4,710	300	1

Total					$1,813	$3

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2022 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$17,468,307		$21,689,389
U.S. government securities	–0	–	–0	–

12

AB Variable Products Series Fund

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$5,187,500
Gross unrealized depreciation	(10,460,912)

Net unrealized depreciation	$(5,273,412)

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2022.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

13

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2022 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$1,555,022	$299,766	$1,325,084	$11,340	$560	$44

*	As of June 30, 2022.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021
Class A
Shares sold	53,387		66,661	$980,770		$1,842,053
Shares issued in reinvestment of distributions	–0	–	276,519	–0	–	6,896,383
Shares redeemed	(151,899)		(251,156)	(2,989,930)		(7,040,357)

Net increase (decrease)	(98,512)		92,024	$(2,009,160)		$1,698,079

Class B
Shares sold	340,290		739,631	$5,285,840		$18,335,639
Shares issued in reinvestment of distributions	–0	–	609,831	–0	–	12,934,512
Shares redeemed	(394,797)		(2,160,255)	(6,227,353)		(55,702,958)

Net decrease	(54,507)		(810,793)	$(941,513)		$(24,432,807)

At June 30, 2022, certain shareholders of the Portfolio owned 67% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing, such as the Portfolio’s growth approach, may underperform the market generally.

Sector Risk—The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the information technology or health care sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio’s investments.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

LIBOR Transition and Associated Risk—A Portfolio may be exposed to debt securities, derivatives or other financial instruments that are tied to the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and LIBOR’s administrator, ICE Benchmark Administration, have since announced that most LIBOR settings (which reflect LIBOR rates quoted in different

14

AB Variable Products Series Fund

currencies over various time periods) will no longer be published after the end of 2021 but that the most widely used U.S. dollar LIBOR settings will continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (referred to as SOFR), which is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Portfolio’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting a Portfolio’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The potential effects of a phase out of LIBOR on LIBOR-based investments are currently unknown.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2022.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2022 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2021 and December 31, 2020 were as follows:

	2021	2020
Distributions paid from:
Ordinary income	$2,673,240	$–0	–
Net long-term capital gains	17,157,655	7,088,231

Total taxable distributions paid	$19,830,895	$7,088,231

15

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$3,793,099
Undistributed capital gains	22,091,262
Unrealized appreciation/(depreciation)	23,504,567	(a)

Total accumulated earnings/(deficit)	$49,388,928

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax treatment of passive foreign investment companies (PFICs) and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2021, the Portfolio did not have any capital loss carryforwards.

NOTE J: Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2020-04, “Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

16

SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31,
2021	2020	2019	2018	2017
Net asset value, beginning of period	$25.13	$28.76	$19.92	$16.58	$17.53	$13.07

Income From Investment Operations
Net investment loss (a)(b)	(.05)	(.20)	(.13)	(.08)	(.13)	(.18)
Net realized and unrealized gain (loss) on investment transactions	(9.74)	2.87	10.49	6.02	.14	(c)	4.64
Contributions from Affiliates	–0	–	–0	–	–0	–	.00	(d)	–0	–	–0	–

Net increase (decrease) in net asset value from operations	(9.79)	2.67	10.36	5.94	.01	4.46

Less: Distributions
Distributions from net realized gain on investment transactions	–0	–	(6.30)	(1.52)	(2.60)	(.96)	–0	–

Net asset value, end of period	$15.34	$25.13	$28.76	$19.92	$16.58	$17.53

Total Return
Total investment return based on net asset value (e)*	(38.96)%	9.46%	53.98%	36.40%	(.89)%	34.12%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,203	$32,295	$34,314	$27,167	$22,724	$26,039
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (f)(g)	.90	%^	.91%	.90%	.90%	1.06%	1.38%
Expenses, before waivers/reimbursements (f)(g)	1.24	%^	1.08%	1.09%	1.16%	1.15%	1.38%
Net investment loss (b)	(.50	)%^	(.71)%	(.60)%	(.39)%	(.65)%	(1.19)%
Portfolio turnover rate	28%	67%	103%	69%	73%	69%

See footnote summary on page 19.

17

SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31,
2021	2020	2019	2018	2017
Net asset value, beginning of period	$21.35	$25.36	$17.75	$15.03	$16.00	$11.96

Income From Investment Operations
Net investment loss (a)(b)	(.06)	(.24)	(.16)	(.11)	(.16)	(.20)
Net realized and unrealized gain (loss) on investment transactions	(8.28)	2.53	9.29	5.43	.15	(c)	4.24
Contributions from Affiliates	–0	–	–0	–	–0	–	.00	(d)	–0	–	–0	–

Net increase (decrease) in net asset value from operations	(8.34)	2.29	9.13	5.32	(.01)	4.04

Less: Distributions
Distributions from net realized gain on investment transactions	–0	–	(6.30)	(1.52)	(2.60)	(.96)	–0	–

Net asset value, end of period	$13.01	$21.35	$25.36	$17.75	$15.03	$16.00

Total Return
Total investment return based on net asset value (e)*	(39.06)%	9.20%	53.64%	36.01%	(1.11)%	33.78%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,262	$54,079	$84,816	$50,978	$40,096	$23,396
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (f)(g)	1.15	%^	1.15%	1.15%	1.15%	1.30%	1.61%
Expenses, before waivers/reimbursements (f)(g)	1.50	%^	1.31%	1.33%	1.42%	1.40%	1.62%
Net investment loss (b)	(.75	)%^	(.96)%	(.84)%	(.64)%	(.88)%	(1.42)%
Portfolio turnover rate	28%	67%	103%	69%	73%	69%

See footnote summary on page 19.

18

AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

(d)	Amount is less than $.005.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the years ended December 31, 2018 and December 31, 2017, such waiver amounted to .01% and .01%, respectively.

(g)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31,
			2021	2020	2019	2018	2017
Class A
Net of waivers/reimbursements	.90	%^	.90%	.90%	.90%	1.06%	1.38%
Before waivers/reimbursements	1.24	%^	1.07%	1.09%	1.16%	1.15%	1.38%
Class B
Net of waivers/reimbursements	1.15	%^	1.15%	1.15%	1.15%	1.30%	1.61%
Before waivers/reimbursements	1.50	%^	1.31%	1.33%	1.42%	1.40%	1.62%

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2021, December 31, 2018 and December 31, 2017 by .03%, .05% and .03%, respectively.

^	Annualized.

See notes to financial statements.

19

SMALL CAP GROWTH PORTFOLIO	AB Variable Products Series Fund

OPERATION AND EFFECTIVENESS OF THE PORTFOLIO’S LIQUIDITY RISK MANAGEMENT PROGRAM:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolio to designate an Administrator of the Portfolio’s Liquidity Risk Management Program. The Administrator of the Portfolio’s LRMP is AllianceBernstein L.P., the Portfolio’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolio’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolio’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2022, which covered the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolio will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolio classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolio’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolio participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolio is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolio’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Portfolio’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was significantly recovered and improved compared to the prior reporting period which included extreme levels of price volatility and relative illiquidity beginning in March 2020 with COVID-19 impacts. As such, the program operated in a relatively robust and benign liquidity environment experienced in markets during the Program Reporting Period. There were no liquidity events that impacted the Portfolio or its ability to timely meet redemptions during the Program Reporting Period.

20

SMALL CAP GROWTH PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Small Cap Growth Portfolio (the “Fund”) at a meeting held in-person on May 3-5, 2022 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2020 and 2021 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous

21

SMALL CAP GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2022 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median. Taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, the directors noted that the Adviser’s total rate of compensation was equal to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with those for two other funds advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

22

AB Variable Products Series Fund

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above a median. After reviewing and discussing the Adviser’s explanation for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

23

VPS-SCG-0152-0622

JUN    06.30.22

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	SMALL/MID CAP VALUE PORTFOLIO

As of May 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Portfolio’s shareholder reports from the insurance company that offers your contract unless you specifically requested paper copies from the insurance company or from your financial intermediary. Instead of delivering paper copies of the reports, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SMALL/MID CAP VALUE PORTFOLIO

EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$802.60	$3.58	0.80%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.83	$4.01	0.80%

Class B
Actual	$1,000	$801.90	$4.69	1.05%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.59	$5.26	1.05%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

SMALL/MID CAP VALUE PORTFOLIO
TEN LARGEST HOLDINGS[1]

June 30, 2022 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
IDACORP, Inc.	$11,582,776	1.8%
Physicians Realty Trust	11,344,612	1.7
Berry Global Group, Inc.	11,161,313	1.7
First Citizens BancShares, Inc./NC—Class A	10,852,748	1.7
Acadia Healthcare Co., Inc.	10,709,211	1.7
Change Healthcare, Inc.	10,560,096	1.6
Comerica, Inc.	10,017,838	1.5
Syneos Health, Inc.	10,006,528	1.5
Camden Property Trust	9,899,476	1.5
Dycom Industries, Inc.	9,770,037	1.5

	$105,904,635	16.2%

SECTOR BREAKDOWN2

June 30, 2022 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Industrials	$142,197,307	21.5%
Financials	129,539,852	19.6
Consumer Discretionary	95,547,217	14.5
Health Care	58,390,981	8.9
Information Technology	54,031,278	8.2
Real Estate	50,155,032	7.6
Materials	44,567,399	6.8
Energy	33,907,728	5.1
Utilities	19,147,415	2.9
Consumer Staples	16,427,109	2.5
Communication Services	6,804,404	1.0
Short-Term Investments	9,352,131	1.4

Total Investments	$660,067,853	100.0%

1	Long-term investments.

2	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2022 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–99.8%

INDUSTRIALS–21.8%
AEROSPACE & DEFENSE–1.2%
Spirit AeroSystems Holdings, Inc.–Class A	258,060	$7,561,158

AIRLINES–0.7%
SkyWest, Inc.(a)	207,274	4,404,572

BUILDING PRODUCTS–1.0%
Masonite International Corp.(a)	82,949	6,372,972

COMMERCIAL SERVICES & SUPPLIES–0.9%
MillerKnoll, Inc.	232,730	6,113,817

CONSTRUCTION & ENGINEERING–5.1%
AECOM	145,380	9,481,684
Arcosa, Inc.	153,797	7,140,795
Dycom Industries, Inc.(a)	105,009	9,770,037
WillScot Mobile Mini Holdings Corp.(a)	215,600	6,989,752

		33,382,268

ELECTRICAL EQUIPMENT–3.0%
Regal Rexnord Corp.	60,145	6,827,660
Sensata Technologies Holding PLC	169,150	6,987,587
Vertiv Holdings Co.	719,350	5,913,057

		19,728,304

MACHINERY–1.8%
Oshkosh Corp.	76,290	6,266,460
Timken Co. (The)	106,480	5,648,764

		11,915,224

MARINE–2.2%
Kirby Corp.(a)	142,146	8,648,163
Star Bulk Carriers Corp.	238,400	5,957,616

		14,605,779

PROFESSIONAL SERVICES–1.8%
Korn Ferry	111,880	6,491,278
Robert Half International, Inc.	70,015	5,243,423

		11,734,701

ROAD & RAIL–2.8%
Knight-Swift Transportation Holdings, Inc.	204,091	9,447,372
XPO Logistics, Inc.(a)	175,150	8,435,224

		17,882,596

TRADING COMPANIES & DISTRIBUTORS–1.3%
GATX Corp.	19,064	1,795,066
Herc Holdings, Inc.	74,330	6,700,850

		8,495,916

		142,197,307

FINANCIALS–19.9%
BANKS–12.1%
Comerica, Inc.	136,520	$10,017,838
First BanCorp./Puerto Rico	699,170	9,026,285
First Citizens BancShares, Inc./NC–Class A	16,600	10,852,748
First Hawaiian, Inc.	341,920	7,765,003
Synovus Financial Corp.	212,922	7,675,838
Texas Capital Bancshares, Inc.(a)	152,412	8,022,968
Webster Financial Corp.	175,832	7,411,319
Wintrust Financial Corp.	114,510	9,177,976
Zions Bancorp NA	167,908	8,546,517

		78,496,492

CAPITAL MARKETS–2.0%
Moelis & Co.–Class A	173,295	6,819,158
Stifel Financial Corp.	114,787	6,430,368

		13,249,526

INSURANCE–4.6%
American Financial Group, Inc./OH	58,680	8,145,371
Hanover Insurance Group, Inc. (The)	58,140	8,502,975
Kemper Corp.	121,230	5,806,917
Selective Insurance Group, Inc.	85,715	7,452,062

		29,907,325

THRIFTS & MORTGAGE FINANCE–1.2%
BankUnited, Inc.	221,718	7,886,509

		129,539,852

CONSUMER DISCRETIONARY–14.7%
AUTO COMPONENTS–1.9%
Dana, Inc.	371,968	5,233,590
Goodyear Tire & Rubber Co. (The)(a)	662,300	7,093,233

		12,326,823

DIVERSIFIED CONSUMER SERVICES–0.9%
ADT, Inc.(b)	908,460	5,587,029

HOTELS, RESTAURANTS & LEISURE–3.6%
Dine Brands Global, Inc.(b)	109,810	7,146,435
Hilton Grand Vacations, Inc.(a)	144,910	5,177,634
Papa John’s International, Inc.	81,502	6,807,047
Scientific Games Corp./DE–Class A(a)	97,640	4,588,104

		23,719,220

HOUSEHOLD DURABLES–3.0%
KB Home	209,430	5,960,378
PulteGroup, Inc.	222,900	8,833,527
Taylor Morrison Home Corp.(a)	192,499	4,496,777

		19,290,682

3

SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

SPECIALTY RETAIL–2.1%
Sally Beauty Holdings, Inc.(a)	471,900	$5,625,048
Williams-Sonoma, Inc.(b)	71,954	7,983,296

		13,608,344

TEXTILES, APPAREL & LUXURY GOODS–3.2%
Carter’s, Inc.(b)	105,720	7,451,145
Ralph Lauren Corp.	73,040	6,548,036
Tapestry, Inc.	229,880	7,015,938

		21,015,119

		95,547,217

HEALTH CARE–9.0%
HEALTH CARE EQUIPMENT & SUPPLIES–2.7%
Envista Holdings Corp.(a)	230,740	8,892,719
Integra LifeSciences Holdings Corp.(a)	161,890	8,746,917

		17,639,636

HEALTH CARE PROVIDERS & SERVICES–3.1%
Acadia Healthcare Co., Inc.(a)	158,350	10,709,211
MEDNAX, Inc.(a)	451,000	9,475,510

		20,184,721

HEALTH CARE TECHNOLOGY–1.6%
Change Healthcare, Inc.(a)	457,940	10,560,096

LIFE SCIENCES TOOLS & SERVICES–1.6%
Syneos Health, Inc.(a)	139,600	10,006,528

		58,390,981

INFORMATION TECHNOLOGY–8.3%
COMMUNICATIONS EQUIPMENT–1.3%
Lumentum Holdings, Inc.(a)	112,230	8,913,307

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–2.2%
Avnet, Inc.	183,070	7,850,042
Belden, Inc.	117,894	6,280,213

		14,130,255

IT SERVICES–0.7%
Genpact Ltd.	107,311	4,545,694

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–1.6%
Kulicke & Soffa Industries, Inc.	89,578	3,834,834
ON Semiconductor Corp.(a)	127,490	6,414,022

		10,248,856

SOFTWARE–2.5%
ACI Worldwide, Inc.(a)	299,510	7,754,314

CommVault Systems, Inc.(a)	134,163	$8,438,852

		16,193,166

		54,031,278

REAL ESTATE–7.7%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)–7.7%
American Campus Communities, Inc.	48,985	3,158,063
Broadstone Net Lease, Inc.–Class A	324,280	6,650,983
Camden Property Trust	73,613	9,899,476
Cousins Properties, Inc.	222,530	6,504,552
CubeSmart	176,452	7,538,029
Physicians Realty Trust	650,121	11,344,612
STAG Industrial, Inc.	163,838	5,059,317

		50,155,032

MATERIALS–6.8%
CHEMICALS–1.8%
Huntsman Corp.	236,990	6,718,666
Innospec, Inc.	55,330	5,300,061

		12,018,727

CONTAINERS & PACKAGING–2.5%
Berry Global Group, Inc.(a)	204,270	11,161,313
Sealed Air Corp.	87,007	5,022,044

		16,183,357

METALS & MINING–2.5%
Allegheny Technologies, Inc.(a)	304,101	6,906,134
Carpenter Technology Corp.	118,081	3,295,641
Reliance Steel & Aluminum Co.	36,286	6,163,540

		16,365,315

		44,567,399

ENERGY–5.2%
ENERGY EQUIPMENT & SERVICES–1.7%
Cactus, Inc.–Class A	89,450	3,602,151
Helmerich & Payne, Inc.	171,850	7,399,861

		11,002,012

OIL, GAS & CONSUMABLE FUELS–3.5%
Cameco Corp.	281,210	5,911,034
Coterra Energy, Inc.	148,961	3,841,704
HF Sinclair Corp.	175,185	7,911,355
Magnolia Oil & Gas Corp.–Class A	249,720	5,241,623

		22,905,716

		33,907,728

UTILITIES–2.9%
ELECTRIC UTILITIES–1.8%
IDACORP, Inc.	109,354	11,582,776

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

GAS UTILITIES–1.1%
Southwest Gas Holdings, Inc.	86,870	$7,564,639

		19,147,415

CONSUMER STAPLES–2.5%
FOOD PRODUCTS–2.5%
Hain Celestial Group, Inc. (The)(a)	299,564	7,111,649
Nomad Foods Ltd.(a)	466,006	9,315,460

		16,427,109

COMMUNICATION SERVICES–1.0%
MEDIA–1.0%
Criteo SA (Sponsored ADR)(a)	278,869	6,804,404

Total Common Stocks (cost $643,212,475)		650,715,722

SHORT-TERM INVESTMENTS–1.4%
INVESTMENT COMPANIES–1.4%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.30%(c)(d)(e) (cost $9,352,131)	9,352,131	9,352,131

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–101.2% (cost $652,564,606)		660,067,853

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.4%
INVESTMENT COMPANIES–0.4%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 1.30%(c)(d)(e) (cost $2,423,896)	2,423,896	$2,423,896

TOTAL INVESTMENTS–101.6% (cost $654,988,502)		662,491,749
Other assets less liabilities–(1.6)%		(10,480,860)

NET ASSETS–100.0%		$652,010,889

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

See notes to financial statements.

5

SMALL/MID CAP VALUE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2022 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $643,212,475)	$650,715,722	(a)
Affiliated issuers (cost $11,776,027—including investment of cash collateral for securities loaned of $2,423,896)	11,776,027
Receivable for investment securities sold	947,487
Unaffiliated dividends and interest receivable	678,521
Receivable for capital stock sold	184,903
Affiliated dividends receivable	2,573

Total assets	664,305,233

LIABILITIES
Payable for investment securities purchased	8,538,802
Payable for collateral received on securities loaned	2,423,896
Payable for capital stock redeemed	621,237
Advisory fee payable	421,592
Distribution fee payable	92,504
Administrative fee payable	21,424
Directors’ fees payable	488
Transfer Agent fee payable	89
Accrued expenses	174,312

Total liabilities	12,294,344

NET ASSETS	$652,010,889

COMPOSITION OF NET ASSETS
Capital stock, at par	$34,930
Additional paid-in capital	480,675,115
Distributable earnings	171,300,844

NET ASSETS	$652,010,889

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$223,347,526	11,858,521	$18.83

B	$428,663,363	23,071,284	$18.58

(a)	Includes securities on loan with a value of $18,016,303 (see Note E).

See notes to financial statements.

6

SMALL/MID CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2022 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $8,618)	$5,345,592
Affiliated issuers	5,640
Securities lending income	12,402

5,363,634

EXPENSES
Advisory fee (see Note B)	2,831,511
Distribution fee—Class B	623,338
Transfer agency—Class A	1,045
Transfer agency—Class B	2,033
Custody and accounting	58,233
Administrative	42,124
Legal	26,986
Audit and tax	22,351
Printing	14,970
Directors’ fees	13,928
Miscellaneous	11,703

Total expenses	3,648,222
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(1,869)

Net expenses	3,646,353

Net investment income	1,717,281

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions	50,887,892
Net change in unrealized appreciation/depreciation of investments	(215,466,137)

Net loss on investment transactions	(164,578,245)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(162,860,964)

See notes to financial statements.

7

SMALL/MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,717,281		$6,457,732
Net realized gain on investment transactions	50,887,892		128,124,776
Net change in unrealized appreciation/depreciation of investments	(215,466,137)		91,844,970

Net increase (decrease) in net assets from operations	(162,860,964)		226,427,478
Distributions to Shareholders
Class A	–0	–	(2,074,675)
Class B	–0	–	(3,152,352)
CAPITAL STOCK TRANSACTIONS
Net decrease	(35,259,475)		(26,229,493)

Total increase (decrease)	(198,120,439)		194,970,958
NET ASSETS
Beginning of period	850,131,328		655,160,370

End of period	$652,010,889		$850,131,328

See notes to financial statements.

8

SMALL/MID CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Small/Mid Cap Value Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers 10 separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The

9

SMALL/MID CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2022:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$650,715,722		$–0	–	$–0	–	$650,715,722
Short-Term Investments	9,352,131		–0	–	–0	–	9,352,131
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,423,896		–0	–	–0	–	2,423,896

Total Investments in Securities	662,491,749		–0	–	–0	–	662,491,749
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total	$662,491,749		$–0	–	$–0	–	$662,491,749

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

10

AB Variable Products Series Fund

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to 1.20% and 1.45% of daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2022, there were no expenses waived by the Adviser.

11

SMALL/MID CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2022, the reimbursement for such services amounted to $42,124.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $873 for the six months ended June 30, 2022.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Portfolio in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2022, such waiver amounted to $1,852.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2022 is as follows:

Portfolio	Market Value 12/31/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/22 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,852	$98,279	$90,779	$9,352	$6
Government Money Market Portfolio*	20	6,008	3,604	2,424	0	**

Total				$11,776	$6

*	Investments of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to ..50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2022 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$178,335,371		$203,919,453
U.S. government securities	–0	–	–0	–

12

AB Variable Products Series Fund

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$79,460,033
Gross unrealized depreciation	(71,956,786)

Net unrealized appreciation	$7,503,247

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2022.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

13

SMALL/MID CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2022 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$18,016,303	$2,423,896	$16,522,092	$12,347	$55	$17

*	As of June 30, 2022.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021
Class A
Shares sold	515,379		1,695,215	$11,155,108		$36,964,186
Shares issued in reinvestment of dividends	–0	–	95,343	–0	–	2,074,675
Shares redeemed	(865,402)		(2,370,503)	(18,946,666)		(50,998,841)

Net decrease	(350,023)		(579,945)	$(7,791,558)		$(11,959,980)

Class B
Shares sold	1,099,276		5,030,121	$23,434,189		$108,632,675
Shares issued in reinvestment of dividends	–0	–	146,485	–0	–	3,152,352
Shares redeemed	(2,358,668)		(6,011,642)	(50,902,106)		(126,054,540)

Net decrease	(1,259,392)		(835,036)	$(27,467,917)		$(14,269,513)

At June 30, 2022, certain shareholders of the Portfolio owned 71% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing, such as the Portfolio’s value approach, may underperform the market generally.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

LIBOR Transition and Associated Risk—A Portfolio may be exposed to debt securities, derivatives or other financial instruments that are tied to the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR,

14

AB Variable Products Series Fund

announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and LIBOR’s administrator, ICE Benchmark Administration, have since announced that most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) will no longer be published after the end of 2021 but that the most widely used U.S. dollar LIBOR settings will continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (referred to as SOFR), which is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Portfolio’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting a Portfolio’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The potential effects of a phase out of LIBOR on LIBOR-based investments are currently unknown.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2022.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2022 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2021 and December 31, 2020 were as follows:

	2021		2020
Distributions paid from:
Ordinary income	$5,227,027		$4,931,851
Net long-term capital gains	–0	–	27,295,482

Total taxable distributions paid	$5,227,027		$32,227,333

15

SMALL/MID CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$53,849,918
Undistributed capital gains	59,656,656	(a)
Unrealized appreciation/(depreciation)	220,655,234	(b)

Total accumulated earnings/(deficit)	$334,161,808

(a)	During the fiscal year, the Portfolio utilized $21,198,650 of capital loss carry forwards to offset current year net realized gains.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2021, the Portfolio did not have any capital loss carryforwards.

NOTE J: Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2020-04, “Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

16

SMALL/MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31,
2021	2020	2019	2018	2017
Net asset value, beginning of period	$23.46	$17.39	$17.91	$16.93	$21.68	$20.29

Income From Investment Operations
Net investment income (a)(b)	.07	.21	.17	.16	.13	.10
Net realized and unrealized gain (loss) on investment transactions	(4.70)	6.03	.20	3.04	(3.04)	2.41

Net increase (decrease) in net asset value from operations	(4.63)	6.24	.37	3.20	(2.91)	2.51

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.17)	(.16)	(.11)	(.11)	(.09)
Distributions from net realized gain on investment transactions	–0	–	–0	–	(.73)	(2.11)	(1.73)	(1.03)

Total dividends and distributions	–0	–	(.17)	(.89)	(2.22)	(1.84)	(1.12)

Net asset value, end of period	$18.83	$23.46	$17.39	$17.91	$16.93	$21.68

Total Return
Total investment return based on net asset value (c)*	(19.74)%	35.95%	3.37%	20.10%	(15.03)%	13.15%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$223,348	$286,390	$222,441	$211,046	$188,052	$233,652
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.80	%^	.80%	.83%	.82%	.81%	.81%
Expenses, before waivers/reimbursements	.80	%^	.80%	.83%	.83%	.81%	.82%
Net investment income (b)	.62	%^	.98%	1.17%	.90%	.61%	.47%
Portfolio turnover rate	24%	54%	58%	33%	39%	33%

See footnote summary on page 18.

17

SMALL/MID CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31,
2021	2020	2019	2018	2017
Net asset value, beginning of period	$23.17	$17.19	$17.72	$16.75	$21.48	$20.12

Income From Investment Operations
Net investment income (a)(b)	.04	.16	.13	.12	.07	.05
Net realized and unrealized gain (loss) on investment transactions	(4.63)	5.95	.18	3.02	(3.02)	2.39

Net increase (decrease) in net asset value from operations	(4.59)	6.11	.31	3.14	(2.95)	2.44

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.13)	(.11)	(.06)	(.05)	(.05)
Distributions from net realized gain on investment transactions	–0	–	–0	–	(.73)	(2.11)	(1.73)	(1.03)

Total dividends and distributions	–0	–	(.13)	(.84)	(2.17)	(1.78)	(1.08)

Net asset value, end of period	$18.58	$23.17	$17.19	$17.72	$16.75	$21.48

Total Return
Total investment return based on net asset value (c)*	(19.81)%	35.60%	3.05%	19.90%	(15.29)%	12.85%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$428,663	$563,741	$432,719	$423,246	$374,941	$469,501
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.05	%^	1.05%	1.08%	1.07%	1.06%	1.06%
Expenses, before waivers/reimbursements	1.05	%^	1.05%	1.08%	1.08%	1.06%	1.07%
Net investment income (b)	.37	%^	.73%	.91%	.65%	.36%	.22%
Portfolio turnover rate.	24%	54%	58%	33%	39%	33%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2018 and December 31, 2017 by .07% and .11%, respectively.

^	Annualized.

See notes to financial statements.

18

SMALL/MID CAP VALUE PORTFOLIO	AB Variable Products Series Fund

OPERATION AND EFFECTIVENESS OF THE PORTFOLIO’S LIQUIDITY RISK MANAGEMENT PROGRAM:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolio to designate an Administrator of the Portfolio’s Liquidity Risk Management Program. The Administrator of the Portfolio’s LRMP is AllianceBernstein L.P., the Portfolio’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolio’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolio’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2022, which covered the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolio will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolio classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolio’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolio participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolio is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolio’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Portfolio’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was significantly recovered and improved compared to the prior reporting period which included extreme levels of price volatility and relative illiquidity beginning in March 2020 with COVID-19 impacts. As such, the program operated in a relatively robust and benign liquidity environment experienced in markets during the Program Reporting Period. There were no liquidity events that impacted the Portfolio or its ability to timely meet redemptions during the Program Reporting Period.

19

SMALL/MID CAP VALUE PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Small/Mid Cap Value Portfolio (the “Fund”) at a meeting held in person on May 3-5, 2022 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2020 and 2021 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous

20

AB Variable Products Series Fund

factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2022 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median. Taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, the directors noted that the Adviser’s total rate of compensation was equal to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

21

SMALL/MID CAP VALUE PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

22

VPS-SMCV-0152-0622

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Variable Products Series Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	August 12, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	August 12, 2022

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 12, 2022